PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 31.2%
Basic Materials : 0.9%
2,205,000  Air Products and
Chemicals, Inc.,
4.850%,
02/08/2034 $ 2,165,241
0.0
5,969,000
(1)
Anglo American
Capital PLC, 2.250%,
03/17/2028 5,353,432
0.1
1,377,000
(1)
Anglo American
Capital PLC, 3.625%,
09/11/2024 1,369,771
0.0
671,000
(1)
Anglo American
Capital PLC, 4.875%,
05/14/2025 666,219
0.0
1,748,000
(1)(2)
Anglo American
Capital PLC, 5.500%,
05/02/2033 1,725,966
0.0
1,588,000
(1)
Anglo American
Capital PLC, 5.750%,
04/05/2034 1,594,582
0.0
4,750,000  AngloGold Ashanti
Holdings PLC, 3.750%,
10/01/2030 4,172,578
0.1
4,025,000
(1)
Antofagasta PLC,
6.250%,
05/02/2034 4,190,548
0.1
1,975,000
(2)
BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 1,937,639
0.0
3,146,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 3,190,713
0.0
3,372,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 3,375,648
0.0
3,735,000
(1)
Cleveland-Cliffs, Inc.,
6.750%,
04/15/2030 3,700,018
0.0
3,900,000
(1)
Cleveland-Cliffs, Inc.,
7.000%,
03/15/2032 3,860,722
0.1
5,200,000
(1)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 5,196,100
0.1
3,250,000
(1)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 3,349,531
0.0
7,300,000
(1)
CSN Resources SA,
8.875%,
12/05/2030 7,290,875
0.1
1,420,000  FMC Corp., 5.150%,
05/18/2026 1,410,757
0.0
682,000
(1)
Glencore Funding LLC,
5.893%,
04/04/2054 656,398
0.0
1,500,000
(1)
Inversiones CMPC SA,
6.125%,
02/26/2034 1,533,750
0.0
4,325,000
(1)
Novelis Corp., 4.750%,
01/30/2030 4,016,519
0.1
3,164,000
(2)
Nutrien Ltd., 5.400%,
06/21/2034 3,118,299
0.0
407,000  Nutrien Ltd., 5.875%,
12/01/2036 417,539
0.0
6,800,000
(1)
OCP SA, 6.750%,
05/02/2034 7,004,000
0.1
4,100,000
(2)
Olin Corp., 5.000%,
02/01/2030 3,877,742
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
3,189,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 $ 2,843,748
0.0
2,139,000  Steel Dynamics, Inc.,
2.400%,
06/15/2025 2,072,892
0.0
80,091,227
0.9
Communications : 2.1%
2,939,000  Amazon.com, Inc.,
2.100%,
05/12/2031 2,477,222
0.0
908,000  AT&T, Inc., 3.500%,
06/01/2041 694,146
0.0
6,130,000  AT&T, Inc., 3.650%,
09/15/2059 4,114,251
0.1
565,000  AT&T, Inc., 4.500%,
05/15/2035 520,530
0.0
3,028,000  AT&T, Inc., 4.900%,
08/15/2037 2,843,938
0.0
2,314,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 1,978,523
0.0
1,673,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 1,092,504
0.0
3,107,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 2,281,494
0.0
4,950,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 4,968,059
0.1
3,485,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 3,488,222
0.0
4,040,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 4,037,922
0.1
3,559,000  Cisco Systems, Inc.,
5.050%,
02/26/2034 3,557,689
0.1
1,649,000  Cisco Systems, Inc.,
5.300%,
02/26/2054 1,616,245
0.0
1,864,000  Cisco Systems, Inc.,
5.350%,
02/26/2064 1,815,777
0.0
4,012,000  Comcast Corp.,
1.950%,
01/15/2031 3,314,892
0.0
4,396,000  Comcast Corp.,
2.650%,
02/01/2030 3,893,559
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
2,486,000  Comcast Corp.,
3.200%,
07/15/2036 $ 2,009,955
0.0
2,631,000  Comcast Corp.,
3.900%,
03/01/2038 2,231,011
0.0
1,895,000  Comcast Corp.,
5.300%,
06/01/2034 1,900,453
0.0
5,518,000  Comcast Corp.,
5.500%,
05/15/2064 5,313,348
0.1
2,761,000  Discovery
Communications LLC,
3.625%,
05/15/2030 2,430,481
0.0
4,420,000
(1)
GCI LLC, 4.750%,
10/15/2028 4,038,503
0.1
4,245,000
(1)(2)
Gray Television, Inc.,
7.000%,
05/15/2027 3,912,228
0.1
5,000,000
(1)(2)
Match Group Holdings
II LLC, 3.625%,
10/01/2031 4,238,636
0.1
6,073,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 5,239,250
0.1
570,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 491,701
0.0
4,455,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 4,580,925
0.1
2,473,000  Motorola Solutions, Inc.,
5.000%,
04/15/2029 2,454,557
0.0
2,160,000
(1)
NBN Co. Ltd., 1.450%,
05/05/2026 2,017,369
0.0
3,800,000
(1)
NBN Co. Ltd., 1.625%,
01/08/2027 3,487,124
0.0
1,569,000
(1)
NBN Co. Ltd., 2.500%,
01/08/2032 1,311,076
0.0
2,821,000
(1)
NBN Co. Ltd., 6.000%,
10/06/2033 2,978,826
0.0
3,992,000  Netflix, Inc., 5.875%,
11/15/2028 4,114,182
0.1
746,000  Paramount Global,
4.950%,
05/19/2050 520,059
0.0
1,051,000  Paramount Global,
5.850%,
09/01/2043 827,083
0.0
4,305,000
(1)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 4,047,208
0.1
7,705,000  Sprint Capital Corp.,
6.875%,
11/15/2028 8,173,634
0.1
6,970,000  Sprint Capital Corp.,
8.750%,
03/15/2032 8,389,770
0.1
2,942,000
(1)
Telecom Italia Capital
SA, 7.721%,
06/04/2038 3,099,784
0.0
1,423,000  Telecom Italia Capital
SA, 7.721%,
06/04/2038 1,389,929
0.0
2,796,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 2,330,598
0.0
1,469,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 1,275,724
0.0
2,569,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 2,308,088
0.0
642,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 610,174
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,948,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 $ 1,746,437
0.0
7,173,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 6,452,696
0.1
5,747,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 5,373,816
0.1
736,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 638,134
0.0
580,000  T-Mobile USA, Inc.,
4.500%,
04/15/2050 484,741
0.0
1,125,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 1,164,290
0.0
4,595,000
(1)
Univision
Communications, Inc.,
4.500%,
05/01/2029 3,866,624
0.1
311,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 251,771
0.0
3,501,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 2,863,187
0.0
315,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 267,707
0.0
681,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 521,065
0.0
1,873,000  Verizon
Communications, Inc.,
3.850%,
11/01/2042 1,487,257
0.0
1,184,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 1,097,655
0.0
4,046,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 3,754,480
0.1
1,147,000  Verizon
Communications, Inc.,
5.500%,
02/23/2054 1,123,631
0.0
1,898,000  Verizon
Communications, Inc.,
6.550%,
09/15/2043 2,084,783
0.0
4,085,000
(1)
Viasat, Inc., 5.625%,
04/15/2027 3,659,639
0.1
4,660,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 3,936,491
0.1
1,950,000
(1)
Vmed O2 UK Financing
I PLC, 7.750%,
04/15/2032 1,904,548
0.0
2,483,000  Vodafone Group PLC,
5.875%,
06/28/2064 2,389,958
0.0
173,485,559
2.1
Consumer, Cyclical : 2.3%
322,304  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 306,043
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,982,832  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 $ 1,876,246
0.0
374,248  American Airlines Pass
Through Trust 2016-2,
A, 3.650%,
12/15/2029 344,282
0.0
2,531,064  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 2,351,324
0.0
4,929,446  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 4,548,038
0.1
1,040,605  American Airlines
Pass Through Trust
2019-1, AA, 3.150%,
08/15/2033 929,976
0.0
4,028,000  American Honda
Finance Corp., 4.700%,
01/12/2028 3,990,701
0.1
2,177,000  American Honda
Finance Corp., 5.650%,
11/15/2028 2,231,598
0.0
509,000  American Honda
Finance Corp., GMTN,
4.900%,
01/10/2034 494,136
0.0
3,521,000  American Honda
Finance Corp., GMTN,
5.850%,
10/04/2030 3,675,353
0.1
4,430,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 4,110,565
0.1
1,443,000  AutoZone, Inc., 6.250%,
11/01/2028 1,505,038
0.0
4,405,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 4,389,924
0.1
2,120,000  Choice Hotels
International, Inc.,
5.850%,
08/01/2034 2,090,275
0.0
3,275,197  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 2,977,475
0.0
1,118,700  Delta Air Lines Pass
Through Trust 2015-1,
AA, 3.625%,
01/30/2029 1,068,849
0.0
685,049
(1)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 667,441
0.0
3,350,000  Ford Motor Co.,
6.100%,
08/19/2032 3,347,498
0.0
5,885,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 5,594,379
0.1
3,720,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 3,595,349
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
3,566,000  Ford Motor Credit
Co. LLC, 5.800%,
03/08/2029 $ 3,555,152
0.0
2,333,000  General Motors Co.,
6.125%,
10/01/2025 2,345,986
0.0
5,047,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 4,142,638
0.1
8,876,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 8,878,493
0.1
2,184,000  General Motors
Financial Co., Inc.,
5.950%,
04/04/2034 2,186,723
0.0
1,661,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 1,679,718
0.0
4,340,000
(1)
H&E Equipment
Services, Inc., 3.875%,
12/15/2028 3,920,858
0.1
3,781,000  Home Depot, Inc.,
2.700%,
04/15/2030 3,369,850
0.0
1,239,000
(2)
Home Depot, Inc.,
5.400%,
06/25/2064 1,208,482
0.0
1,625,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 1,612,142
0.0
3,782,000
(1)(2)
Hyundai Capital
America, 5.300%,
06/24/2029 3,762,643
0.1
959,000
(1)
Hyundai Capital
America, 5.400%,
01/08/2031 953,014
0.0
3,050,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 3,083,288
0.0
7,899,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 8,114,495
0.1
3,473,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 3,628,110
0.0
1,091,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 848,942
0.0
1,318,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 1,299,651
0.0
1,002,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 977,659
0.0
5,000,000
(2)
Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 4,325,533
0.1
1,513,000  Marriott International,
Inc., 4.875%,
05/15/2029 1,494,236
0.0
1,246,800
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 1,250,280
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
3,310,000  PACCAR Financial
Corp., MTN, 5.000%,
03/22/2034 $ 3,299,406
0.0
8,295,000
(2)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 8,202,359
0.1
1,820,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 1,527,162
0.0
4,610,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 4,162,997
0.1
4,020,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 4,131,036
0.1
966,932  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 970,720
0.0
3,987,983  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 3,641,414
0.1
2,325,000
(1)(2)
United Airlines, Inc.,
4.625%,
04/15/2029 2,167,191
0.0
1,736,044  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 1,734,962
0.0
187,871  US Airways Pass
Through Trust 2012-2,
A, 4.625%,
12/03/2026 185,820
0.0
7,435,000
(1)
Volkswagen Group of
America Finance LLC,
5.250%,
03/22/2029 7,390,008
0.1
8,045,000
(1)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 8,049,836
0.1
1,721,000
(1)
Volkswagen Group of
America Finance LLC,
5.900%,
09/12/2033 1,751,310
0.0
6,058,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 6,356,032
0.1
4,943,000  Walmart, Inc., 4.000%,
04/15/2030 4,801,755
0.1
9,092,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 8,634,285
0.1
3,546,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 2,885,911
0.0
7,290,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 5,679,733
0.1
3,075,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 2,401,771
0.0
3,925,000
(1)
ZF North America
Capital, Inc., 7.125%,
04/14/2030 4,067,764
0.1
194,773,855
2.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical : 5.1%
1,591,000  AbbVie, Inc., 3.200%,
11/21/2029 $ 1,460,299
0.0
2,046,000  AbbVie, Inc., 4.050%,
11/21/2039 1,778,128
0.0
6,105,000  AbbVie, Inc., 4.300%,
05/14/2036 5,623,530
0.1
4,769,000  AbbVie, Inc., 4.500%,
05/14/2035 4,500,411
0.1
922,000  AbbVie, Inc., 4.550%,
03/15/2035 874,934
0.0
5,948,000  AbbVie, Inc., 4.950%,
03/15/2031 5,934,506
0.1
3,137,000  AbbVie, Inc., 5.050%,
03/15/2034 3,129,012
0.1
2,252,000  AbbVie, Inc., 5.400%,
03/15/2054 2,228,451
0.0
2,264,000  AbbVie, Inc., 5.500%,
03/15/2064 2,236,765
0.0
4,305,000
(1)(2)
ADT Security Corp.,
4.125%,
08/01/2029 3,973,445
0.1
2,036,000  Aetna, Inc., 6.625%,
06/15/2036 2,164,552
0.0
4,460,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 4,015,525
0.1
3,028,000  Altria Group, Inc.,
6.200%,
11/01/2028 3,141,758
0.1
2,015,000  Amgen, Inc., 5.750%,
03/02/2063 1,975,050
0.0
3,762,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.450%,
01/23/2039 3,815,803
0.1
5,948,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 5,934,723
0.1
265,000  BAT Capital Corp.,
3.557%,
08/15/2027 251,789
0.0
1,541,000  BAT Capital Corp.,
4.390%,
08/15/2037 1,301,206
0.0
1,472,000  BAT Capital Corp.,
5.834%,
02/20/2031 1,493,254
0.0
3,908,000
(2)
BAT Capital Corp.,
6.000%,
02/20/2034 3,955,362
0.1
1,379,000  BAT Capital Corp.,
7.079%,
08/02/2043 1,454,407
0.0
4,315,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 4,254,776
0.1
1,440,000
(1)(2)
Brink's Co., 6.500%,
06/15/2029 1,456,306
0.0
1,440,000
(1)
Brink's Co., 6.750%,
06/15/2032 1,451,879
0.0
1,283,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 1,113,931
0.0
2,474,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 2,484,162
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,625,000  Bristol-Myers
Squibb Co., 5.650%,
02/22/2064 $ 1,588,627
0.0
1,961,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 2,130,767
0.0
3,462,000  Campbell Soup Co.,
5.200%,
03/21/2029 3,465,157
0.1
914,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 910,361
0.0
2,552,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 2,084,620
0.0
2,183,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 1,873,880
0.0
3,753,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 3,070,069
0.0
3,389,000  Cencora, Inc., 5.125%,
02/15/2034 3,328,654
0.1
2,050,000
(1)
Cencosud SA, 5.950%,
05/28/2031 2,066,016
0.0
2,936,000  Centene Corp., 2.500%,
03/01/2031 2,411,706
0.0
1,558,000  Centene Corp., 2.625%,
08/01/2031 1,280,992
0.0
25,057,000  Centene Corp., 3.000%,
10/15/2030 21,443,878
0.3
3,190,000  Centene Corp., 4.625%,
12/15/2029 3,019,511
0.0
5,382,000  Cigna Group, 2.375%,
03/15/2031 4,517,253
0.1
6,350,000  Cigna Group, 4.800%,
08/15/2038 5,838,731
0.1
3,129,000
(2)
Cigna Group, 5.250%,
02/15/2034 3,086,928
0.0
3,291,000  Cigna Group, 5.600%,
02/15/2054 3,161,903
0.1
2,377,000  Coca-Cola Co., 5.300%,
05/13/2054 2,360,542
0.0
2,405,000  Coca-Cola Co., 5.400%,
05/13/2064 2,386,271
0.0
3,475,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 3,491,772
0.1
3,369,000
(1)
CSL Finance PLC,
5.417%,
04/03/2054 3,254,490
0.1
2,322,000  CVS Health Corp.,
2.700%,
08/21/2040 1,544,208
0.0
3,038,000  CVS Health Corp.,
4.125%,
04/01/2040 2,456,747
0.0
2,024,000  CVS Health Corp.,
4.780%,
03/25/2038 1,808,121
0.0
1,136,000  CVS Health Corp.,
5.625%,
02/21/2053 1,055,628
0.0
2,528,000  CVS Health Corp.,
5.700%,
06/01/2034 2,522,122
0.0
406,000  CVS Health Corp.,
6.000%,
06/01/2063 389,164
0.0
1,582,000  CVS Health Corp.,
6.050%,
06/01/2054 1,552,572
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
4,950,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 $ 4,227,171
0.1
4,395,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 3,975,143
0.1
6,019,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 6,035,644
0.1
2,761,000
(1)
Element Fleet
Management Corp.,
6.319%,
12/04/2028 2,855,422
0.0
1,778,000  Elevance Health, Inc.,
4.900%,
02/08/2026 1,764,727
0.0
2,090,000  Eli Lilly & Co., 4.700%,
02/09/2034 2,050,077
0.0
971,000  Eli Lilly & Co., 5.000%,
02/09/2054 927,984
0.0
2,761,000  Equifax, Inc., 3.100%,
05/15/2030 2,463,800
0.0
10,098,000  Global Payments, Inc.,
1.200%,
03/01/2026 9,403,560
0.1
4,296,000  Global Payments, Inc.,
3.200%,
08/15/2029 3,861,342
0.1
1,139,000  Global Payments, Inc.,
5.950%,
08/15/2052 1,098,514
0.0
1,116,000  HCA, Inc., 2.375%,
07/15/2031 916,749
0.0
2,570,000  HCA, Inc., 3.125%,
03/15/2027 2,428,665
0.0
1,245,000  HCA, Inc., 3.500%,
09/01/2030 1,123,373
0.0
8,542,000  HCA, Inc., 4.125%,
06/15/2029 8,091,095
0.1
1,839,000  HCA, Inc., 4.375%,
03/15/2042 1,513,211
0.0
3,076,000  HCA, Inc., 4.500%,
02/15/2027 3,006,529
0.0
3,108,000  HCA, Inc., 5.125%,
06/15/2039 2,880,652
0.0
1,449,000  HCA, Inc., 5.250%,
04/15/2025 1,442,574
0.0
3,361,000  HCA, Inc., 5.450%,
04/01/2031 3,359,525
0.1
1,332,000  HCA, Inc., 6.000%,
04/01/2054 1,316,980
0.0
1,175,000  HCA, Inc., 6.100%,
04/01/2064 1,149,505
0.0
2,509,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 1.500%,
06/01/2025 2,415,548
0.0
4,950,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 4,929,955
0.1
3,459,000  Humana, Inc., 5.375%,
04/15/2031 3,441,737
0.1
4,980,000  Icon Investments
Six DAC, 5.849%,
05/08/2029 5,061,445
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
4,980,000
(1)
Imperial Brands
Finance PLC, 5.500%,
02/01/2030 $ 4,934,836
0.1
2,500,000
(1)
Imperial Brands
Finance PLC, 5.875%,
07/01/2034 2,451,609
0.0
2,835,000  Johnson & Johnson,
3.625%,
03/03/2037 2,475,883
0.0
1,780,000
(2)
Johnson & Johnson,
4.950%,
06/01/2034 1,801,410
0.0
4,389,000  Kenvue, Inc., 4.900%,
03/22/2033 4,342,242
0.1
2,085,000  Kenvue, Inc., 5.050%,
03/22/2028 2,096,948
0.0
900,000  Kenvue, Inc., 5.100%,
03/22/2043 869,525
0.0
2,360,000  Kenvue, Inc., 5.200%,
03/22/2063 2,229,638
0.0
1,776,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 1,773,917
0.0
2,171,000
(1)
Mars, Inc., 3.875%,
04/01/2039 1,846,651
0.0
4,875,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 4,493,115
0.1
3,742,000  Medtronic Global
Holdings SCA, 4.500%,
03/30/2033 3,598,865
0.1
10,375,000
(1)(2)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 10,783,516
0.1
2,809,000  Mondelez International,
Inc., 4.750%,
02/20/2029 2,776,309
0.0
2,453,000
(1)(2)
Nestle Capital Corp.,
4.875%,
03/12/2034 2,422,197
0.0
1,282,000
(1)
Nestle Capital Corp.,
5.100%,
03/12/2054 1,225,678
0.0
4,220,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 4.125%,
04/30/2028 3,922,875
0.1
4,745,000  PayPal Holdings, Inc.,
5.150%,
06/01/2034 4,688,438
0.1
2,350,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 2,317,045
0.0
6,308,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 6,148,950
0.1
1,221,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 1,178,528
0.0
8,060,000
(2)
Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 7,613,885
0.1
3,997,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 3,953,965
0.1
2,680,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 2,630,240
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
2,245,000  Philip Morris
International, Inc.,
5.625%,
09/07/2033 $ 2,265,528
0.0
3,850,000
(1)(2)
Post Holdings, Inc.,
4.625%,
04/15/2030 3,540,238
0.1
4,410,000
(1)
Post Holdings, Inc.,
5.500%,
12/15/2029 4,258,021
0.1
595,000
(1)
Post Holdings, Inc.,
6.250%,
02/15/2032 596,517
0.0
4,380,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 4,038,645
0.1
1,001,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 857,308
0.0
1,030,000  Quest Diagnostics, Inc.,
2.950%,
06/30/2030 914,889
0.0
2,149,000  Quest Diagnostics, Inc.,
6.400%,
11/30/2033 2,301,235
0.0
2,001,000  Reynolds American,
Inc., 5.850%,
08/15/2045 1,847,690
0.0
7,106,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 7,314,486
0.1
1,618,000
(1)
Roche Holdings, Inc.,
5.593%,
11/13/2033 1,678,675
0.0
1,626,000  Royalty Pharma PLC,
1.200%,
09/02/2025 1,544,701
0.0
2,055,000  Royalty Pharma PLC,
1.750%,
09/02/2027 1,846,691
0.0
4,227,000  Royalty Pharma PLC,
2.200%,
09/02/2030 3,524,186
0.1
2,295,000  Royalty Pharma PLC,
3.300%,
09/02/2040 1,660,100
0.0
2,275,000  Royalty Pharma PLC,
5.150%,
09/02/2029 2,256,287
0.0
1,749,000
(2)
S&P Global, Inc.,
1.250%,
08/15/2030 1,414,233
0.0
5,049,000  S&P Global, Inc.,
2.700%,
03/01/2029 4,578,520
0.1
2,978,000  S&P Global, Inc.,
2.900%,
03/01/2032 2,574,599
0.0
3,465,000
(1)
Solventum Corp.,
5.450%,
03/13/2031 3,422,434
0.1
3,221,000
(1)
Solventum Corp.,
5.600%,
03/23/2034 3,164,942
0.1
1,072,000
(1)
Solventum Corp.,
5.900%,
04/30/2054 1,025,408
0.0
1,415,000  Takeda Pharmaceutical
Co. Ltd., 5.300%,
07/05/2034 1,406,432
0.0
2,060,000  Takeda Pharmaceutical
Co. Ltd., 5.650%,
07/05/2044 2,026,560
0.0
1,990,000  Takeda Pharmaceutical
Co. Ltd., 5.650%,
07/05/2054 1,944,782
0.0
2,645,000  Takeda Pharmaceutical
Co. Ltd., 5.800%,
07/05/2064 2,586,612
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
4,774,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 $ 4,782,055
0.1
2,461,000
(1)
Triton Container
International Ltd.,
2.050%,
04/15/2026 2,295,916
0.0
1,579,000
(1)
Triton Container
International Ltd.,
3.150%,
06/15/2031 1,325,137
0.0
3,034,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 3,039,004
0.0
1,631,000  Unilever Capital Corp.,
5.000%,
12/08/2033 1,636,027
0.0
763,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 548,582
0.0
389,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 287,289
0.0
1,842,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 1,489,156
0.0
1,025,000  UnitedHealth Group,
Inc., 3.750%,
10/15/2047 782,017
0.0
2,506,000  UnitedHealth Group,
Inc., 5.000%,
04/15/2034 2,474,388
0.0
2,042,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 1,892,019
0.0
1,393,000  UnitedHealth Group,
Inc., 5.375%,
04/15/2054 1,354,206
0.0
1,480,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 1,434,152
0.0
755,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 621,648
0.0
3,434,000  Viatris, Inc., 2.700%,
06/22/2030 2,916,048
0.0
3,380,000  Viatris, Inc., 3.850%,
06/22/2040 2,470,033
0.0
4,603,000  Viatris, Inc., 4.000%,
06/22/2050 3,099,983
0.0
3,900,000
(1)
Williams Scotsman,
Inc., 6.625%,
06/15/2029 3,934,273
0.1
2,851,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 2,869,087
0.0
428,262,585
5.1
Energy : 2.6%
3,900,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 6.625%,
02/01/2032 3,937,569
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,351,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 $ 858,346
0.0
1,526,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 1,484,628
0.0
813,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 795,660
0.0
3,175,000
(3)
BP Capital Markets
PLC, 4.875%,
12/31/2199 3,003,189
0.1
780,000  Cenovus Energy, Inc.,
5.400%,
06/15/2047 718,821
0.0
465,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 443,269
0.0
2,936,000
(2)
Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 2,978,775
0.0
721,000
(1)
Cheniere Energy, Inc.,
5.650%,
04/15/2034 722,020
0.0
4,323,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 4,422,730
0.1
2,474,000  ConocoPhillips Co.,
5.700%,
09/15/2063 2,460,019
0.0
3,850,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 3,926,561
0.1
3,975,000
(1)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 5.625%,
05/01/2027 3,959,711
0.1
3,208,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 2,488,365
0.0
2,158,000  Diamondback
Energy, Inc., 5.750%,
04/18/2054 2,093,515
0.0
2,396,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 2,314,567
0.0
4,425,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 4,033,337
0.1
4,450,000  Ecopetrol SA, 6.875%,
04/29/2030 4,295,318
0.1
11,510,000  Ecopetrol SA, 8.375%,
01/19/2036 11,337,350
0.1
2,400,000
(1)
EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 2,071,500
0.0
2,900,000
(2)
EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 2,503,063
0.0
1,601,000  Enbridge, Inc., 5.625%,
04/05/2034 1,598,989
0.0
5,373,000
(3)
Enbridge, Inc. 20-A,
5.750%,
07/15/2080 5,078,467
0.1
2,761,000  Energy Transfer L.P.,
3.750%,
05/15/2030 2,540,781
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
386,000  Energy Transfer L.P.,
4.900%,
03/15/2035 $ 358,775
0.0
2,567,000  Energy Transfer L.P.,
5.300%,
04/01/2044 2,315,633
0.0
520,000  Energy Transfer L.P.,
5.350%,
05/15/2045 464,734
0.0
1,646,000  Energy Transfer L.P.,
5.550%,
05/15/2034 1,630,044
0.0
2,685,000  Energy Transfer L.P.,
5.950%,
05/15/2054 2,616,246
0.0
357,000  Energy Transfer L.P.,
6.000%,
06/15/2048 344,347
0.0
2,353,000  Energy Transfer
L.P. 20Y, 5.800%,
06/15/2038 2,305,268
0.0
2,883,000
(1)
Eni SpA, 5.500%,
05/15/2034 2,857,553
0.0
2,680,000
(1)
Eni SpA, 5.950%,
05/15/2054 2,634,051
0.0
3,800,000
(1)
EnLink Midstream LLC,
6.500%,
09/01/2030 3,891,888
0.1
2,292,000
(3)
Enterprise Products
Operating LLC D,
8.574%, (TSFR3M +
3.248%),
08/16/2077 2,284,188
0.0
2,642,000  Equinor ASA, 3.125%,
04/06/2030 2,410,198
0.0
668,580
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.160%,
03/31/2034 575,188
0.0
915,780
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.940%,
09/30/2040 741,782
0.0
1,225,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.129%,
02/23/2038 1,256,008
0.0
2,875,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 3,020,547
0.1
5,184,000  Hess Corp., 4.300%,
04/01/2027 5,056,567
0.1
4,045,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 3,875,857
0.1
3,900,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
8.375%,
11/01/2033 4,159,319
0.1
1,112,000  Kinder Morgan Energy
Partners L.P., 5.000%,
03/01/2043 973,834
0.0
3,850,000  Marathon Petroleum
Corp., 5.125%,
12/15/2026 3,836,636
0.1
1,491,000  MPLX L.P., 1.750%,
03/01/2026 1,401,833
0.0
4,845,000  MPLX L.P., 2.650%,
08/15/2030 4,177,006
0.1
2,296,000  MPLX L.P., 4.000%,
03/15/2028 2,197,655
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,421,000  MPLX L.P., 5.500%,
06/01/2034 $ 1,400,047
0.0
1,191,000
(1)
Northern Natural
Gas Co., 3.400%,
10/16/2051 791,242
0.0
5,790,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 5,929,857
0.1
2,924,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 2,931,526
0.0
965,000
(2)
Occidental Petroleum
Corp., 6.600%,
03/15/2046 1,007,323
0.0
946,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 1,014,421
0.0
1,446,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 1,456,468
0.0
1,900,000  ONEOK, Inc., 5.850%,
01/15/2026 1,910,526
0.0
1,169,000  Ovintiv, Inc., 5.650%,
05/15/2028 1,182,702
0.0
1,112,000  Ovintiv, Inc., 7.100%,
07/15/2053 1,221,022
0.0
2,280,000  Petroleos del Peru SA,
4.750%,
06/19/2032 1,711,425
0.0
4,000,000
(1)
Petroleos del Peru SA,
4.750%,
06/19/2032 3,002,500
0.0
10,350,000  Petroleos Mexicanos,
5.950%,
01/28/2031 8,339,513
0.1
3,135,000  Petroleos Mexicanos,
6.500%,
03/13/2027 2,993,612
0.0
4,750,000
(1)
Raizen Fuels Finance
S.A., 6.450%,
03/05/2034 4,835,500
0.1
1,134,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 1,094,442
0.0
4,352,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 4,316,665
0.1
3,207,000
(1)
Schlumberger Holdings
Corp., 5.000%,
11/15/2029 3,183,986
0.1
2,369,000  Schlumberger
Investment SA, 2.650%,
06/26/2030 2,086,003
0.0
1,249,000  Targa Resources Corp.,
6.250%,
07/01/2052 1,261,738
0.0
1,311,000  Targa Resources Corp.,
6.500%,
03/30/2034 1,388,876
0.0
3,430,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 3,275,233
0.1
1,427,000  TotalEnergies Capital
SA, 5.150%,
04/05/2034 1,428,061
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
3,252,000  TotalEnergies Capital
SA, 5.488%,
04/05/2054 $ 3,209,317
0.1
1,800,000  TotalEnergies Capital
SA, 5.638%,
04/05/2064 1,783,745
0.0
1,163,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 1,049,947
0.0
8,090,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 8,397,226
0.1
2,220,000  Western Midstream
Operating L.P., 4.750%,
08/15/2028 2,171,860
0.0
5,845,000  Western Midstream
Operating L.P., 5.300%,
03/01/2048 5,051,352
0.1
10,875,000  Williams Cos., Inc.,
4.000%,
09/15/2025 10,669,629
0.1
1,266,000
(2)
Williams Cos., Inc.,
4.900%,
03/15/2029 1,249,150
0.0
238,000  Williams Cos., Inc.,
5.650%,
03/15/2033 240,298
0.0
217,036,919
2.6
Financial : 10.3%
4,863,000
(1)(3)
ABN AMRO Bank NV,
3.324%,
03/13/2037 3,987,735
0.1
3,475,000  Air Lease Corp., MTN,
5.200%,
07/15/2031 3,397,037
0.0
1,252,000  Alleghany Corp.,
3.250%,
08/15/2051 846,310
0.0
2,134,000  Alleghany Corp.,
4.900%,
09/15/2044 1,990,357
0.0
1,468,000
(3)
American Express Co.,
4.990%,
05/01/2026 1,459,790
0.0
3,352,000
(3)
American Express Co.,
5.098%,
02/16/2028 3,337,659
0.0
6,293,000
(3)
American Express Co.,
5.282%,
07/27/2029 6,306,761
0.1
3,915,000
(3)
American Express Co.,
5.532%,
04/25/2030 3,961,042
0.1
1,100,000  American Homes 4
Rent L.P., 2.375%,
07/15/2031 894,287
0.0
1,140,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 997,361
0.0
6,001,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 5,903,417
0.1
3,691,000  American International
Group, Inc., 3.400%,
06/30/2030 3,358,846
0.0
4,541,000  American International
Group, Inc., 4.200%,
04/01/2028 4,392,341
0.1
147,000  American International
Group, Inc., 4.375%,
01/15/2055 115,062
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
6,441,000  American International
Group, Inc., 5.125%,
03/27/2033 $ 6,348,302
0.1
2,537,000  American Tower Corp.,
3.650%,
03/15/2027 2,430,420
0.0
1,787,000  American Tower Corp.,
5.250%,
07/15/2028 1,783,978
0.0
3,369,000  American Tower Corp.,
5.550%,
07/15/2033 3,366,735
0.0
2,547,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 2,609,142
0.0
3,321,000  Aon North America, Inc.,
5.125%,
03/01/2027 3,316,653
0.0
10,483,000  Aon North America, Inc.,
5.150%,
03/01/2029 10,457,794
0.1
1,118,000  Aon North America, Inc.,
5.750%,
03/01/2054 1,094,446
0.0
2,948,000  Arthur J Gallagher
& Co., 5.450%,
07/15/2034 2,926,218
0.0
290,000  Arthur J Gallagher
& Co., 5.750%,
07/15/2054 282,053
0.0
377,000  Arthur J Gallagher
& Co., 6.750%,
02/15/2054 415,489
0.0
9,889,000
(1)
Athene Global Funding,
5.684%,
02/23/2026 9,916,552
0.1
4,559,000
(1)
Aviation Capital
Group LLC, 5.500%,
12/15/2024 4,547,646
0.1
4,025,000
(1)(2)
Banco do Brasil SA/
Cayman, 6.000%,
03/18/2031 3,965,883
0.1
2,000,000  Banco Nacional de
Panama, 2.500%,
08/11/2030 1,545,000
0.0
3,750,000
(1)
Banco Nacional de
Panama, 2.500%,
08/11/2030 2,896,875
0.0
4,200,000  Banco Santander SA,
2.746%,
05/28/2025 4,091,880
0.1
4,200,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 4,169,960
0.1
7,399,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 6,859,650
0.1
1,028,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 841,870
0.0
3,818,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 3,165,922
0.0
5,298,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 4,582,231
0.1
2,714,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 2,294,713
0.0
9,300,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 8,747,691
0.1
3,221,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 3,216,689
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,492,000
(3)
Bank of America Corp.,
5.288%,
04/25/2034 $ 2,467,321
0.0
6,162,000
(3)
Bank of America Corp.,
5.468%,
01/23/2035 6,158,035
0.1
9,405,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 9,678,578
0.1
4,136,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 3,937,792
0.1
1,495,000
(3)
Bank of America
Corp., MTN, 2.015%,
02/13/2026 1,461,048
0.0
4,896,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 4,344,392
0.1
2,299,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 2,146,248
0.0
6,851,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 6,099,467
0.1
7,163,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 6,506,216
0.1
8,454,000
(3)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 8,147,574
0.1
1,703,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 1,441,590
0.0
4,950,000  Bank of Montreal,
5.511%,
06/04/2031 5,004,367
0.1
1,577,000
(3)
Bank of New York
Mellon Corp., MTN,
4.289%,
06/13/2033 1,472,165
0.0
4,939,000
(3)
Bank of New York
Mellon Corp., MTN,
4.975%,
03/14/2030 4,910,549
0.1
3,406,000
(3)
Bank of New York
Mellon Corp., MTN,
5.188%,
03/14/2035 3,363,233
0.0
848,000
(3)
Bank of Nova Scotia,
4.588%,
05/04/2037 764,145
0.0
6,605,000
(1)
Banque Federative
du Credit Mutuel SA,
4.935%,
01/26/2026 6,552,732
0.1
1,646,000  BlackRock Funding,
Inc., 5.000%,
03/14/2034 1,633,836
0.0
1,667,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 1,457,775
0.0
5,504,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 4,335,616
0.1
695,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 607,613
0.0
3,560,000
(1)
Blackstone Private
Credit Fund, 5.950%,
07/16/2029 3,487,940
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
3,870,000  Blackstone Secured
Lending Fund, 5.875%,
11/15/2027 $ 3,843,484
0.1
1,676,000  Blue Owl Credit
Income Corp., 6.650%,
03/15/2031 1,639,011
0.0
3,592,000  Blue Owl Credit
Income Corp., 7.750%,
09/16/2027 3,692,405
0.1
2,818,000
(1)(3)
BNP Paribas SA,
5.176%,
01/09/2030 2,789,333
0.0
2,094,000
(1)
BPCE SA, 5.150%,
07/21/2024 2,092,098
0.0
3,469,000
(1)
BPCE SA, 5.203%,
01/18/2027 3,459,034
0.0
3,480,000
(1)
BPCE SA, 5.281%,
05/30/2029 3,467,982
0.0
3,469,000
(1)(3)
BPCE SA, 5.716%,
01/18/2030 3,463,086
0.0
2,783,000  Brookfield Finance, Inc.,
3.625%,
02/15/2052 1,938,642
0.0
3,885,000  Brookfield Finance, Inc.,
5.675%,
01/15/2035 3,845,546
0.1
2,110,000
(1)(3)
CaixaBank SA, 5.673%,
03/15/2030 2,101,884
0.0
3,708,000  Camden Property Trust,
4.900%,
01/15/2034 3,549,470
0.1
3,593,000  Camden Property Trust,
5.850%,
11/03/2026 3,645,638
0.1
3,855,000  Canadian Imperial Bank
of Commerce, 5.260%,
04/08/2029 3,848,684
0.1
3,280,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 3,008,354
0.0
3,436,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 3,574,715
0.1
1,450,000
(3)
Charles Schwab Corp.
H, 4.000%,
12/31/2199 1,240,133
0.0
4,234,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 3,592,664
0.1
3,605,000
(3)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 3,346,876
0.0
2,707,000
(2)(3)
Citizens Financial
Group, Inc., 6.645%,
04/25/2035 2,799,389
0.0
5,528,000  CNO Financial
Group, Inc., 6.450%,
06/15/2034 5,526,843
0.1
4,950,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 4,969,092
0.1
1,320,000
(1)
Commonwealth Bank
of Australia, 3.743%,
09/12/2039 1,049,485
0.0
9,767,000
(1)(3)
Cooperatieve
Rabobank UA, 5.447%,
03/05/2030 9,771,223
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
3,903,000  Corebridge Financial,
Inc., 3.850%,
04/05/2029 $ 3,660,093
0.1
6,981,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 6,251,073
0.1
3,804,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 3,831,560
0.1
2,379,000
(1)
Corebridge Financial,
Inc., 6.050%,
09/15/2033 2,441,443
0.0
2,844,000
(3)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 2,871,684
0.0
2,700,000
(1)
Corp Financiera de
Desarrollo SA, 2.400%,
09/28/2027 2,433,375
0.0
1,962,000  Credit Suisse AG/
New York NY, 1.250%,
08/07/2026 1,804,082
0.0
3,808,000  Credit Suisse AG/
New York NY, 5.000%,
07/09/2027 3,777,825
0.1
1,983,000  Crown Castle, Inc.,
2.100%,
04/01/2031 1,606,578
0.0
336,000  Crown Castle, Inc.,
2.500%,
07/15/2031 277,741
0.0
2,566,000  Crown Castle, Inc.,
2.900%,
03/15/2027 2,409,282
0.0
2,761,000  Crown Castle, Inc.,
3.300%,
07/01/2030 2,461,609
0.0
4,451,000  Crown Castle, Inc.,
4.800%,
09/01/2028 4,359,475
0.1
1,013,000  Crown Castle, Inc.,
5.100%,
05/01/2033 977,629
0.0
2,321,000  Crown Castle, Inc.,
5.600%,
06/01/2029 2,341,533
0.0
1,742,000  Crown Castle, Inc.,
5.800%,
03/01/2034 1,760,590
0.0
3,580,000  CubeSmart L.P.,
2.250%,
12/15/2028 3,154,361
0.0
3,257,000
(1)(3)
Danske Bank A/S,
5.705%,
03/01/2030 3,267,376
0.0
2,407,000
(1)(3)
Depository Trust &
Clearing Corp. D,
3.375%,
12/31/2199 2,266,732
0.0
7,450,000  Deutsche Bank AG/
New York NY, 5.414%,
05/10/2029 7,440,888
0.1
2,897,000  Discover Bank, 4.250%,
03/13/2026 2,826,710
0.0
2,404,000
(3)
Discover Bank, 5.974%,
08/09/2028 2,401,034
0.0
9,915,000  Enact Holdings, Inc.,
6.250%,
05/28/2029 9,921,964
0.1
6,585,000  Essent Group Ltd.,
6.250%,
07/01/2029 6,584,080
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,300,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 $ 2,167,555
0.0
1,662,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 1,559,330
0.0
6,707,000
(1)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 6,693,010
0.1
8,348,000
(2)
First Horizon Bank,
5.750%,
05/01/2030 7,961,190
0.1
3,200,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.283%,
03/18/2027 3,190,637
0.0
1,625,000
(3)
Goldman Sachs Bank
USA/New York NY,
5.414%,
05/21/2027 1,622,860
0.0
3,895,000
(3)
Goldman Sachs
Group, Inc., 3.102%,
02/24/2033 3,327,794
0.0
1,950,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 1,985,063
0.0
1,190,000
(3)
Goldman Sachs
Group, Inc., 5.851%,
04/25/2035 1,219,428
0.0
1,950,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 2,036,269
0.0
5,651,000
(1)(3)
Hartford Financial
Services Group,
Inc. ICON, 7.709%,
(TSFR3M + 2.387%),
02/12/2067 5,037,323
0.1
3,463,000  Healthpeak OP LLC,
5.250%,
12/15/2032 3,401,739
0.0
9,069,000
(3)
HSBC Holdings PLC,
2.099%,
06/04/2026 8,769,361
0.1
6,688,000
(3)
HSBC Holdings PLC,
2.206%,
08/17/2029 5,880,820
0.1
4,759,000
(3)
HSBC Holdings PLC,
2.633%,
11/07/2025 4,704,110
0.1
3,062,000
(3)
HSBC Holdings PLC,
2.804%,
05/24/2032 2,563,387
0.0
3,307,000
(2)(3)
HSBC Holdings PLC,
2.999%,
03/10/2026 3,244,933
0.0
2,500,000
(3)
HSBC Holdings PLC,
5.597%,
05/17/2028 2,510,421
0.0
1,864,000
(3)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 1,416,335
0.0
5,174,000
(3)
Huntington Bancshares,
Inc., 5.709%,
02/02/2035 5,096,164
0.1
3,868,000
(3)
Huntington National
Bank, 4.125%,
07/02/2029 3,867,544
0.1
1,299,000
(3)
ING Groep NV, 5.550%,
03/19/2035 1,283,072
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
5,108,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 $ 4,327,665
0.1
3,874,000
(1)
Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 3,654,087
0.1
2,761,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 2,193,433
0.0
7,190,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 6,371,953
0.1
6,117,000  Jefferies Financial
Group, Inc., 6.200%,
04/14/2034 6,198,825
0.1
5,411,000  Jones Lang LaSalle,
Inc., 6.875%,
12/01/2028 5,701,311
0.1
3,479,000
(3)
JPMorgan Chase & Co.,
1.040%,
02/04/2027 3,241,921
0.0
3,444,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 3,163,940
0.0
7,556,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 7,054,007
0.1
8,361,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 7,439,800
0.1
1,460,000
(3)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 1,418,069
0.0
3,784,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 3,473,374
0.1
1,531,000
(3)
JPMorgan Chase & Co.,
2.595%,
02/24/2026 1,500,778
0.0
6,475,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 6,100,141
0.1
1,269,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 1,200,545
0.0
2,761,000
(3)
JPMorgan Chase & Co.,
3.702%,
05/06/2030 2,582,373
0.0
4,666,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 4,530,924
0.1
1,234,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 1,224,783
0.0
7,423,000
(3)
JPMorgan Chase & Co.,
5.336%,
01/23/2035 7,381,767
0.1
2,761,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 2,783,951
0.0
2,761,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 2,805,370
0.0
6,339,000
(3)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 6,506,290
0.1
6,609,000
(3)
KeyCorp, 6.401%,
03/06/2035 6,703,719
0.1
2,045,000
(3)
KeyCorp, MTN, 4.789%,
06/01/2033 1,869,500
0.0
1,287,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 1,246,004
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
4,890,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 $ 4,520,957
0.1
7,435,000
(3)
Lloyds Banking
Group PLC, 5.721%,
06/05/2030 7,498,540
0.1
4,652,000
(2)(3)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 4,766,918
0.1
2,630,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 2,641,345
0.0
3,715,000
(1)
Lseg US Fin Corp.,
4.875%,
03/28/2027 3,678,546
0.1
4,225,000
(1)
Lseg US Fin Corp.,
5.297%,
03/28/2034 4,215,453
0.1
483,000  Marsh & McLennan
Cos., Inc., 5.450%,
03/15/2054 469,922
0.0
2,476,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 2,466,417
0.0
3,155,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.258%,
04/17/2030 3,148,467
0.0
3,380,000
(3)
Mizuho Financial
Group, Inc., 5.594%,
07/10/2035 3,368,161
0.0
3,968,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 3,700,828
0.1
3,954,000
(3)
Morgan Stanley,
2.188%,
04/28/2026 3,840,603
0.1
2,425,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 2,261,683
0.0
2,301,000
(3)
Morgan Stanley,
2.484%,
09/16/2036 1,821,268
0.0
1,722,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 1,637,926
0.0
2,123,000
(3)
Morgan Stanley,
4.457%,
04/22/2039 1,898,809
0.0
1,968,000
(3)
Morgan Stanley,
5.466%,
01/18/2035 1,963,587
0.0
2,625,000
(3)
Morgan Stanley,
5.831%,
04/19/2035 2,691,822
0.0
8,130,000
(3)
Morgan Stanley,
5.942%,
02/07/2039 8,044,629
0.1
5,485,000
(3)
Morgan Stanley,
5.948%,
01/19/2038 5,456,132
0.1
8,054,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 8,312,607
0.1
11,135,000
(3)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 10,296,170
0.1
2,750,000  Morgan Stanley, GMTN,
3.875%,
01/27/2026 2,689,406
0.0
1,986,000
(3)
Morgan Stanley, MTN,
2.720%,
07/22/2025 1,982,306
0.0
1,728,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 1,652,404
0.0
6,899,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 6,878,159
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,285,000
(3)
Morgan Stanley, MTN,
5.250%,
04/21/2034 $ 2,250,300
0.0
5,135,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 3.500%,
03/15/2031 3,351,927
0.0
4,768,000  National Bank of
Canada, 5.600%,
12/18/2028 4,820,207
0.1
4,535,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 4,162,522
0.1
3,340,000
(3)
NatWest Group PLC,
5.076%,
01/27/2030 3,282,495
0.0
4,712,000
(3)
NatWest Group PLC,
5.778%,
03/01/2035 4,729,638
0.1
6,160,000
(1)
NatWest Markets PLC,
5.410%,
05/17/2029 6,181,366
0.1
4,255,000  Navient Corp., 5.000%,
03/15/2027 4,066,206
0.1
112,000
(1)
New York Life
Insurance Co., 4.450%,
05/15/2069 90,200
0.0
928,000  NMI Holdings, Inc.,
6.000%,
08/15/2029 920,696
0.0
4,060,000
(3)
Northern Trust Corp.,
3.375%,
05/08/2032 3,836,918
0.1
8,928,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 8,979,580
0.1
9,521,000  Old Republic
International Corp.,
5.750%,
03/28/2034 9,502,196
0.1
5,845,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 5,916,332
0.1
1,843,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 1,352,652
0.0
6,611,000
(3)
PNC Financial Services
Group, Inc., 5.492%,
05/14/2030 6,649,308
0.1
4,406,000
(3)
PNC Financial Services
Group, Inc., 5.676%,
01/22/2035 4,431,389
0.1
6,974,000
(3)
PNC Financial Services
Group, Inc. W, 6.250%,
12/31/2199 6,813,391
0.1
949,000  Prologis L.P., 5.250%,
03/15/2054 897,671
0.0
4,999,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 5,004,222
0.1
1,455,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 1,456,865
0.0
726,000  Realty Income Corp.,
3.950%,
08/15/2027 700,352
0.0
3,223,000  Realty Income Corp.,
5.125%,
02/15/2034 3,129,679
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,810,000
(3)
Regions Financial
Corp., 5.722%,
06/06/2030 $ 2,809,091
0.0
9,272,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 7,400,164
0.1
2,470,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 2,477,225
0.0
1,560,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 1,297,483
0.0
3,082,000
(3)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 2,844,971
0.0
3,340,000
(3)
State Street Corp.,
5.684%,
11/21/2029 3,418,557
0.0
8,753,000
(3)
State Street Corp.,
6.123%,
11/21/2034 9,095,538
0.1
2,543,000  Sun Communities
Operating L.P., 5.500%,
01/15/2029 2,544,612
0.0
8,800,000
(1)(3)
Swiss RE Subordinated
Finance PLC, 5.698%,
04/05/2035 8,727,177
0.1
1,221,000
(1)
Teachers Insurance &
Annuity Association
of America, 3.300%,
05/15/2050 812,823
0.0
1,384,000
(3)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 1,287,626
0.0
3,984,000
(3)
Truist Financial
Corp., MTN, 4.916%,
07/28/2033 3,689,081
0.1
8,246,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 8,226,165
0.1
4,943,000
(3)
Truist Financial
Corp., MTN, 5.711%,
01/24/2035 4,923,646
0.1
3,853,000
(1)(3)
UBS Group AG,
1.364%,
01/30/2027 3,599,547
0.1
1,375,000
(1)(3)
UBS Group AG,
1.494%,
08/10/2027 1,261,804
0.0
3,222,000
(1)(3)
UBS Group AG,
2.193%,
06/05/2026 3,114,270
0.0
1,511,000
(1)(3)
UBS Group AG,
6.301%,
09/22/2034 1,572,087
0.0
2,719,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 2,932,178
0.0
677,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 759,859
0.0
2,797,000
(3)
US Bancorp, 5.384%,
01/23/2030 2,805,055
0.0
1,755,000
(3)
Wells Fargo & Co.,
2.188%,
04/30/2026 1,704,495
0.0
2,951,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 2,918,436
0.0
484,000
(3)
Wells Fargo & Co.,
5.499%,
01/23/2035 482,500
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
2,994,000
(3)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 $ 2,929,530
0.0
5,247,000
(3)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 5,005,747
0.1
1,792,000
(3)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 1,770,256
0.0
4,024,000
(1)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 4,013,191
0.1
1,397,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 1,381,502
0.0
5,128,000  Willis North America,
Inc., 5.900%,
03/05/2054 4,974,281
0.1
4,405,000
(1)
XHR LP, 4.875%,
06/01/2029 4,132,170
0.1
865,736,936
10.3
Industrial : 2.7%
2,815,000  AGCO Corp., 5.450%,
03/21/2027 2,822,537
0.0
1,736,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 1,742,391
0.0
2,238,000  Avnet, Inc., 5.500%,
06/01/2032 2,165,884
0.0
2,611,000  Avnet, Inc., 6.250%,
03/15/2028 2,681,487
0.0
4,830,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 4,809,672
0.1
1,380,000
(1)
BAE Systems PLC,
5.250%,
03/26/2031 1,376,831
0.0
1,283,000
(1)
BAE Systems PLC,
5.500%,
03/26/2054 1,255,366
0.0
4,500,000
(2)
Berry Global, Inc.,
1.650%,
01/15/2027 4,099,823
0.1
1,409,000  Boeing Co., 5.705%,
05/01/2040 1,299,787
0.0
1,131,000
(1)
Boeing Co., 6.858%,
05/01/2054 1,161,534
0.0
2,564,000
(1)
Boeing Co., 7.008%,
05/01/2064 2,627,161
0.0
2,995,000
(1)(2)
Builders FirstSource,
Inc., 6.375%,
03/01/2034 2,968,826
0.0
1,610,000  Burlington Northern
Santa Fe LLC, 3.900%,
08/01/2046 1,272,664
0.0
1,111,000  Burlington Northern
Santa Fe LLC, 5.200%,
04/15/2054 1,065,170
0.0
1,275,000  Burlington Northern
Santa Fe LLC, 5.500%,
03/15/2055 1,278,257
0.0
1,774,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 1,590,069
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
787,000  Carrier Global Corp.,
2.722%,
02/15/2030 $ 695,545
0.0
1,098,000
(2)
Carrier Global Corp.,
5.900%,
03/15/2034 1,146,492
0.0
4,110,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 3,961,612
0.1
4,250,000
(2)(3)
Cemex SAB de CV,
5.125%,
12/31/2199 4,097,935
0.1
1,402,000
(1)
CIMIC Finance USA
Pty Ltd., 7.000%,
03/25/2034 1,420,342
0.0
4,775,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 4,757,349
0.1
4,625,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 4,675,666
0.1
3,575,000  CRH SMW Finance
DAC, 5.200%,
05/21/2029 3,573,855
0.1
3,910,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 3,945,393
0.1
4,545,000
(1)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 4,116,033
0.1
614,000  FedEx Corp., 3.875%,
08/01/2042 480,681
0.0
1,477,000  FedEx Corp., 4.100%,
02/01/2045 1,164,671
0.0
794,000  FedEx Corp., 4.400%,
01/15/2047 648,089
0.0
2,714,000  FedEx Corp., 4.550%,
04/01/2046 2,264,258
0.0
2,444,227  FedEx Corp. Class AA
Pass Through Trust
20-1, AA, 1.875%,
08/20/2035 2,033,659
0.0
2,761,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 2,502,907
0.0
1,825,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 1,850,276
0.0
2,761,000  GATX Corp., 4.000%,
06/30/2030 2,570,304
0.0
1,570,000  GATX Corp., 6.050%,
06/05/2054 1,573,541
0.0
4,825,000  HEICO Corp., 5.250%,
08/01/2028 4,834,140
0.1
4,016,000  Honeywell International,
Inc., 5.250%,
03/01/2054 3,899,809
0.1
2,761,000  Huntington Ingalls
Industries, Inc., 4.200%,
05/01/2030 2,597,575
0.0
3,900,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 3,649,100
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
1,370,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 $ 1,370,413
0.0
1,616,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 1,631,577
0.0
1,175,000
(2)
Ingersoll Rand, Inc.,
5.450%,
06/15/2034 1,185,686
0.0
687,000  Ingersoll Rand, Inc.,
5.700%,
08/14/2033 702,653
0.0
7,572,000  John Deere Capital
Corp., MTN, 4.700%,
06/10/2030 7,500,901
0.1
5,967,000  John Deere Capital
Corp., MTN, 4.900%,
03/07/2031 5,940,191
0.1
3,220,000  John Deere Capital
Corp., MTN1, 5.050%,
06/12/2034 3,210,720
0.0
2,473,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 2,456,463
0.0
2,171,000  Lockheed Martin Corp.,
4.150%,
06/15/2053 1,753,186
0.0
1,275,000  Lockheed Martin Corp.,
4.750%,
02/15/2034 1,242,019
0.0
2,358,000
(2)
Lockheed Martin Corp.,
4.800%,
08/15/2034 2,303,587
0.0
1,869,000  Lockheed Martin Corp.,
5.200%,
02/15/2064 1,768,686
0.0
948,000  Lockheed Martin Corp.,
5.900%,
11/15/2063 995,562
0.0
1,888,000
(2)
Mohawk Industries, Inc.,
5.850%,
09/18/2028 1,926,678
0.0
388,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 387,551
0.0
1,449,000  Norfolk Southern Corp.,
5.550%,
03/15/2034 1,478,962
0.0
3,560,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 3,631,134
0.1
3,900,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 3,898,105
0.1
3,618,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.200%,
11/15/2025 3,409,200
0.1
4,922,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.700%,
06/15/2026 4,566,643
0.1
3,048,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 3,023,139
0.0
8,692,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 8,690,724
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
3,942,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.200%,
06/15/2030 $ 4,105,314
0.1
3,422,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 3,023,638
0.0
4,023,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 3,487,118
0.1
306,000  Ryder System, Inc.,
6.300%,
12/01/2028 318,669
0.0
2,689,000  Ryder System, Inc.,
6.600%,
12/01/2033 2,872,912
0.0
2,469,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 2,474,912
0.0
513,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 515,183
0.0
5,543,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 5,597,246
0.1
3,235,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 2,947,380
0.0
3,900,000
(1)
Sealed Air Corp/Sealed
Air Corp. US, 7.250%,
02/15/2031 4,020,299
0.1
1,200,000
(1)
Sensata Technologies,
Inc., 6.625%,
07/15/2032 1,209,412
0.0
6,440,000
(1)
Smurfit Kappa
Treasury ULC, 5.200%,
01/15/2030 6,409,331
0.1
2,852,000
(1)
Smurfit Kappa
Treasury ULC, 5.438%,
04/03/2034 2,828,727
0.0
2,897,000
(1)
Smurfit Kappa
Treasury ULC, 5.777%,
04/03/2054 2,883,284
0.0
3,850,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 3,247,938
0.0
4,925,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 4,453,934
0.1
4,050,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 7.250%,
01/15/2031 4,198,611
0.1
7,800,000
(1)
TransDigm, Inc.,
7.125%,
12/01/2031 8,046,691
0.1
252,000
(1)
TTX Co., 4.200%,
07/01/2046 209,102
0.0
358,000  Union Pacific Corp.,
4.050%,
11/15/2045 291,434
0.0
1,992,000  Waste Management,
Inc., 4.625%,
02/15/2030 1,960,751
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
3,022,000  Waste Management,
Inc., 4.875%,
02/15/2034 $ 2,963,755
0.0
2,761,000  Westinghouse Air Brake
Technologies Corp.,
4.700%,
09/15/2028 2,707,637
0.0
230,523,749
2.7
Technology : 1.6%
2,807,000  Adobe, Inc., 4.950%,
04/04/2034 2,795,548
0.0
4,855,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 4,575,707
0.1
5,016,000
(1)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 4,701,673
0.1
6,290,000
(1)
Broadcom, Inc.,
2.450%,
02/15/2031 5,299,285
0.1
7,100,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 5,621,430
0.1
8,163,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 7,681,343
0.1
4,904,000
(2)
Concentrix Corp.,
6.600%,
08/02/2028 4,965,469
0.1
6,356,000
(2)
Concentrix Corp.,
6.850%,
08/02/2033 6,292,762
0.1
3,463,000
(1)(2)
Constellation Software,
Inc./Canada, 5.158%,
02/16/2029 3,462,662
0.1
797,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 805,638
0.0
1,183,000  Fiserv, Inc., 4.400%,
07/01/2049 961,057
0.0
3,586,000  Fiserv, Inc., 5.150%,
03/15/2027 3,588,991
0.1
1,457,000
(1)
Foundry JV Holdco
LLC, 5.875%,
01/25/2034 1,446,109
0.0
1,950,000
(1)
Foundry JV Holdco
LLC, 5.900%,
01/25/2030 1,979,240
0.0
2,801,000  HP, Inc., 2.650%,
06/17/2031 2,375,049
0.0
4,890,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 4,792,980
0.1
1,683,000  IBM International
Capital Pte Ltd.,
5.250%,
02/05/2044 1,596,592
0.0
1,836,000  IBM International
Capital Pte Ltd.,
5.300%,
02/05/2054 1,718,244
0.0
1,440,000
(1)(2)
Insight Enterprises, Inc.,
6.625%,
05/15/2032 1,463,341
0.0
1,412,000  Intel Corp., 5.600%,
02/21/2054 1,369,120
0.0
1,462,000  Intel Corp., 5.700%,
02/10/2053 1,438,107
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
1,517,000  International Business
Machines Corp.,
3.500%,
05/15/2029 $ 1,418,667
0.0
2,027,000  Intuit, Inc., 5.125%,
09/15/2028 2,046,307
0.0
3,189,000  Intuit, Inc., 5.200%,
09/15/2033 3,203,509
0.0
4,583,000  Intuit, Inc., 5.500%,
09/15/2053 4,608,039
0.1
1,648,000  KLA Corp., 4.700%,
02/01/2034 1,602,348
0.0
1,818,000  KLA Corp., 5.250%,
07/15/2062 1,737,576
0.0
2,761,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 2,455,675
0.0
2,252,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 2,300,315
0.0
918,000  Microsoft Corp.,
2.500%,
09/15/2050 578,404
0.0
4,533,000  NXP BV / NXP
Funding LLC, 5.350%,
03/01/2026 4,521,849
0.1
1,014,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.250%,
05/11/2041 744,844
0.0
1,900,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 1,721,676
0.0
4,775,000
(1)(2)
Open Text Holdings,
Inc., 4.125%,
12/01/2031 4,206,556
0.1
6,520,000  Oracle Corp., 2.300%,
03/25/2028 5,896,451
0.1
2,073,000  Oracle Corp., 3.600%,
04/01/2050 1,452,191
0.0
1,530,000  Oracle Corp., 3.650%,
03/25/2041 1,171,645
0.0
4,282,000  Oracle Corp., 3.800%,
11/15/2037 3,530,198
0.1
258,000  Oracle Corp., 3.850%,
07/15/2036 217,643
0.0
1,334,000  Oracle Corp., 3.850%,
04/01/2060 917,942
0.0
2,125,000  Oracle Corp., 3.950%,
03/25/2051 1,572,363
0.0
2,979,000  Oracle Corp., 6.150%,
11/09/2029 3,117,023
0.0
3,243,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 3,501,047
0.1
2,799,900  Seagate HDD Cayman,
9.625%,
12/01/2032 3,196,142
0.0
2,475,000  Take-Two Interactive
Software, Inc., 5.400%,
06/12/2029 2,489,781
0.0
2,761,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 2,352,251
0.0
3,029,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 2,817,215
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
1,120,000
(1)
Zebra Technologies
Corp., 6.500%,
06/01/2032 $ 1,133,445
0.0
133,441,449
1.6
Utilities : 3.6%
3,671,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 3,584,352
0.1
4,950,000  AEP Texas, Inc.,
5.450%,
05/15/2029 4,977,378
0.1
2,302,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 2,251,540
0.0
2,870,000  AES Corp., 1.375%,
01/15/2026 2,690,758
0.0
4,136,000  AES Corp., 2.450%,
01/15/2031 3,407,056
0.1
2,714,000
(1)
AES Corp., 3.950%,
07/15/2030 2,483,480
0.0
3,051,000  AES Corp., 5.450%,
06/01/2028 3,045,233
0.1
2,509,340  AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 2,185,635
0.0
1,630,000  Alabama Power Co.,
5.850%,
11/15/2033 1,697,403
0.0
2,470,000
(3)
Algonquin Power &
Utilities Corp., 5.365%,
06/15/2026 2,459,229
0.0
3,851,000  Ameren Corp., 5.000%,
01/15/2029 3,813,683
0.1
2,423,000
(1)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 2,017,033
0.0
2,143,000
(1)
American Transmission
Systems, Inc., 5.000%,
09/01/2044 1,922,720
0.0
2,095,000  American Water
Capital Corp., 5.150%,
03/01/2034 2,078,299
0.0
3,956,000  American Water
Capital Corp., 5.450%,
03/01/2054 3,819,933
0.1
9,776,000  Avangrid, Inc., 3.200%,
04/15/2025 9,574,026
0.1
2,544,000  Avangrid, Inc., 3.800%,
06/01/2029 2,367,742
0.0
2,237,000  Black Hills Corp.,
3.050%,
10/15/2029 1,990,629
0.0
1,636,000  Black Hills Corp.,
6.000%,
01/15/2035 1,646,729
0.0
3,900,000
(1)
Calpine Corp., 5.000%,
02/01/2031 3,642,315
0.1
2,040,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 2,048,105
0.0
2,166,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 2,031,158
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,593,000
(3)
CMS Energy Corp.,
3.750%,
12/01/2050 $ 1,334,081
0.0
7,338,000
(3)
CMS Energy Corp.,
4.750%,
06/01/2050 6,728,453
0.1
1,620,000  Consolidated Edison
Co. of New York, Inc.,
4.625%,
12/01/2054 1,371,778
0.0
636,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 631,764
0.0
7,997,000  DTE Energy Co.,
5.100%,
03/01/2029 7,934,394
0.1
1,295,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 1,103,739
0.0
305,000  Duke Energy Carolinas
LLC, 3.750%,
06/01/2045 230,240
0.0
800,000  Duke Energy Carolinas
LLC, 3.875%,
03/15/2046 614,913
0.0
1,228,000  Duke Energy Carolinas
LLC, 4.000%,
09/30/2042 990,381
0.0
28,000  Duke Energy Carolinas
LLC, 4.250%,
12/15/2041 23,432
0.0
1,941,000  Duke Energy Carolinas
LLC, 5.350%,
01/15/2053 1,845,593
0.0
735,000
(3)
Duke Energy Corp.,
4.875%,
12/31/2199 730,479
0.0
3,501,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 2,908,952
0.1
1,306,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 1,358,909
0.0
1,183,000  Duke Energy Indiana
LLC, 2.750%,
04/01/2050 716,837
0.0
1,662,000  Duke Energy Ohio, Inc.,
2.125%,
06/01/2030 1,403,929
0.0
1,398,000  Duke Energy Ohio, Inc.,
3.700%,
06/15/2046 1,030,491
0.0
1,771,000  Duke Energy Progress
LLC, 3.700%,
10/15/2046 1,319,681
0.0
930,000  Duke Energy Progress
LLC, 4.100%,
05/15/2042 761,799
0.0
54,000  Duke Energy Progress
LLC, 4.100%,
03/15/2043 43,796
0.0
1,301,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 1,051,362
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,645,000
(1)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 $ 1,385,988
0.0
1,738,000  Entergy Arkansas LLC,
2.650%,
06/15/2051 1,012,560
0.0
1,348,000  Entergy Arkansas LLC,
4.200%,
04/01/2049 1,073,558
0.0
2,369,000  Entergy Corp., 2.400%,
06/15/2031 1,956,767
0.0
1,286,000  Entergy Corp., 2.800%,
06/15/2030 1,123,988
0.0
1,315,000
(3)
Entergy Corp., 7.125%,
12/01/2054 1,306,633
0.0
2,364,000  Entergy Louisiana LLC,
4.200%,
04/01/2050 1,856,878
0.0
891,000  Entergy Louisiana LLC,
5.350%,
03/15/2034 884,786
0.0
2,623,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 2,543,263
0.0
2,172,000  Entergy Texas, Inc.,
4.000%,
03/30/2029 2,081,883
0.0
4,917,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 4,277,911
0.1
1,669,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 1,640,673
0.0
1,060,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 709,700
0.0
1,167,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 1,200,734
0.0
2,216,000  Evergy Metro,
Inc. 2020, 2.250%,
06/01/2030 1,886,072
0.0
2,761,000  Eversource Energy,
2.550%,
03/15/2031 2,301,194
0.0
4,991,000  Eversource Energy,
2.900%,
03/01/2027 4,690,947
0.1
1,776,000  Eversource Energy,
5.125%,
05/15/2033 1,705,826
0.0
3,026,000  Eversource Energy,
5.450%,
03/01/2028 3,036,226
0.1
2,071,000  Eversource Energy,
5.500%,
01/01/2034 2,032,906
0.0
3,060,000  Eversource Energy,
5.950%,
02/01/2029 3,128,223
0.1
2,943,000  Eversource Energy Q,
0.800%,
08/15/2025 2,789,522
0.0
2,750,000  Eversource Energy U,
1.400%,
08/15/2026 2,525,821
0.0
4,871,000  Exelon Corp., 5.150%,
03/15/2028 4,861,611
0.1
4,012,000  Exelon Corp., 5.150%,
03/15/2029 3,998,040
0.1
3,760,000  FirstEnergy Corp. B,
4.150%,
07/15/2027 3,610,573
0.1
1,961,000  Florida Power &
Light Co., 4.625%,
05/15/2030 1,922,432
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
1,609,000  Georgia Power Co.,
4.650%,
05/16/2028 $ 1,584,813
0.0
2,383,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 2,213,261
0.0
946,000
(1)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 782,327
0.0
3,199,000
(1)
Jersey Central Power
& Light Co., 4.300%,
01/15/2026 3,143,668
0.1
1,271,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 1,279,748
0.0
2,761,000
(1)(2)
Liberty Utilities Co.,
5.577%,
01/31/2029 2,773,561
0.0
5,340,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 5,349,898
0.1
1,271,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 1,278,301
0.0
141,000  Mississippi Power Co.,
4.750%,
10/15/2041 120,847
0.0
2,363,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 1,948,715
0.0
2,460,000
(1)
Monongahela
Power Co., 3.550%,
05/15/2027 2,346,259
0.0
2,853,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 2,906,614
0.1
2,983,000
(1)
Narragansett Electric
Co., 3.395%,
04/09/2030 2,734,639
0.0
4,191,000  National Grid PLC,
5.418%,
01/11/2034 4,100,065
0.1
4,763,000  National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 4,122,336
0.1
3,304,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 2,789,781
0.1
884,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 815,082
0.0
2,238,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 2,301,428
0.0
2,160,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 8.501%,
(TSFR3M + 3.172%),
04/30/2043 2,160,044
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
2,300,000  National Rural Utilities
Cooperative Finance
Corp., GMTN, 5.000%,
02/07/2031 $ 2,278,091
0.0
796,000  Nevada Power Co.,
6.000%,
03/15/2054 810,290
0.0
4,273,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 3,937,850
0.1
5,461,000
(3)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 5,061,314
0.1
2,430,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.700%,
09/01/2054 2,435,150
0.0
3,724,000
(1)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 3,098,634
0.1
2,373,000
(1)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 2,284,770
0.0
1,131,000  Northern States
Power Co., 5.650%,
06/15/2054 1,129,475
0.0
1,466,000  NSTAR Electric Co.,
1.950%,
08/15/2031 1,188,885
0.0
1,330,000  NSTAR Electric Co.,
5.400%,
06/01/2034 1,331,756
0.0
1,240,000  OGE Energy Corp.,
5.450%,
05/15/2029 1,249,911
0.0
2,475,000
(1)
Oncor Electric Delivery
Co. LLC, 5.550%,
06/15/2054 2,429,145
0.0
2,174,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 1,673,879
0.0
1,290,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 1,024,286
0.0
2,473,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 2,457,637
0.0
2,097,000  Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 2,098,682
0.0
2,889,000  Public Service
Enterprise Group, Inc.,
0.800%,
08/15/2025 2,743,933
0.0
1,749,000  Public Service
Enterprise Group, Inc.,
1.600%,
08/15/2030 1,419,333
0.0
5,565,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 4,584,964
0.1
7,414,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 7,395,306
0.1
3,312,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 3,370,269
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
4,593,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 $ 3,621,863
0.1
2,158,000  Southern California
Edison Co., 5.450%,
06/01/2031 2,174,278
0.0
3,430,000  Southern Co., 5.113%,
08/01/2027 3,423,244
0.1
4,457,000
(3)
Southern Co. 21-A,
3.750%,
09/15/2051 4,194,532
0.1
1,704,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 1,652,336
0.0
4,444,000  Southwestern Electric
Power Co. N, 1.650%,
03/15/2026 4,182,880
0.1
1,330,000  Southwestern Public
Service Co., 6.000%,
06/01/2054 1,327,327
0.0
887,000  Tampa Electric Co.,
4.350%,
05/15/2044 739,694
0.0
8,850,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 8,246,450
0.1
4,673,000  WEC Energy Group,
Inc., 1.375%,
10/15/2027 4,143,769
0.1
2,748,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 2,425,084
0.0
927,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 921,300
0.0
1,297,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 1,293,803
0.0
1,500,000
(2)
Wisconsin Electric
Power Co., 1.700%,
06/15/2028 1,328,746
0.0
2,156,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 2,143,494
0.0
1,863,000  Wisconsin Public
Service Corp., 3.671%,
12/01/2042 1,465,271
0.0
303,453,172
3.6
Total Corporate Bonds/
Notes
(Cost $2,694,315,065)
2,626,805,451
31.2
U.S. GOVERNMENT AGENCY OBLIGATIONS : 20.2%
Federal Home Loan Mortgage Corporation : 1.5%
(4)
132,386
2.500
%,
05/01/2030 124,341
0.0
269,036
2.500
%,
05/01/2030 252,235
0.0
373,361
2.500
%,
06/01/2030 351,741
0.0
682,616
3.000
%,
11/01/2042 603,124
0.0
667,715
3.000
%,
02/01/2043 589,961
0.0
670,700
3.000
%,
03/01/2045 590,020
0.0
821,298
3.000
%,
03/01/2045 725,066
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
2,186,921
3.000
%,
04/01/2045 $ 1,924,767
0.0
2,237,793
3.000
%,
04/01/2045 1,973,251
0.0
982,099
3.000
%,
10/01/2046 860,922
0.0
8,258,153
3.000
%,
10/01/2046 7,228,041
0.1
3,144,330
3.000
%,
03/01/2048 2,752,010
0.0
4,004,000
3.000
%,
03/01/2048 3,502,361
0.1
10,038,035
3.000
%,
08/01/2048 8,748,565
0.1
3,250,223
3.500
%,
01/01/2045 2,981,897
0.0
1,116,575
3.500
%,
03/01/2045 1,013,709
0.0
5,120,675
3.500
%,
12/01/2046 4,642,635
0.1
8,927,297
3.500
%,
12/01/2046 8,093,834
0.1
3,897,390
3.500
%,
04/01/2047 3,550,627
0.1
2,642,348
3.500
%,
07/01/2047 2,395,807
0.0
2,449,104
3.500
%,
10/01/2047 2,221,213
0.0
9,590,925
3.500
%,
01/01/2048 8,683,911
0.1
1,300,788
3.500
%,
03/01/2048 1,183,414
0.0
23,359,064
3.500
%,
03/01/2048 21,164,623
0.3
15,352,404
3.500
%,
11/01/2048 13,875,168
0.2
257,705
4.000
%,
10/01/2041 241,731
0.0
383,362
4.000
%,
12/01/2041 359,664
0.0
1,072,968
4.000
%,
08/01/2044 1,006,276
0.0
369,024
4.000
%,
07/01/2045 346,091
0.0
561,570
4.000
%,
09/01/2045 525,484
0.0
959,894
4.000
%,
09/01/2045 900,239
0.0
1,115,303
4.000
%,
09/01/2045 1,045,988
0.0
8,640,746
4.000
%,
11/01/2045 8,103,709
0.1
922,344
4.000
%,
05/01/2046 865,028
0.0
584,024
4.000
%,
05/01/2047 549,152
0.0
3,130,569
4.000
%,
11/01/2047 2,902,066
0.0
194,549
4.000
%,
03/01/2048 182,235
0.0
3,603,312
4.000
%,
06/01/2048 3,411,174
0.1
3,500,000
4.350
%,
01/01/2030 3,404,107
0.1
140,817
4.500
%,
08/01/2041 136,810
0.0
399,308
4.500
%,
09/01/2041 388,524
0.0
368,952
4.500
%,
10/01/2041 358,989
0.0
999,723
4.500
%,
03/01/2044 967,787
0.0
1,587,845
4.500
%,
02/01/2048 1,524,301
0.0
219,511
4.500
%,
06/01/2048 210,636
0.0
37,559
5.000
%,
01/01/2041 37,175
0.0
195,973
5.000
%,
04/01/2041 192,092
0.0
11,175
5.500
%,
07/01/2037 11,234
0.0
680,173
5.500
%,
11/01/2038 683,805
0.0
730
6.000
%,
12/01/2028 738
0.0
8,440
6.000
%,
01/01/2029 8,474
0.0
1,864
6.500
%,
12/01/2031 1,900
0.0
188,397
6.500
%,
09/01/2034 192,965
0.0
2,114
(3)
7.501
%, (RFUCCT1Y +
1.755%),
05/01/2037 2,141
0.0
128,593,758
1.5
Federal National Mortgage Association : 0.3%
(4)
15,432,502
3.000
%,
12/01/2054 13,036,844
0.2
2,143,917
3.500
%,
01/01/2044 1,964,410
0.0
2,731,395
4.000
%,
12/01/2046 2,565,880
0.0
1,005,097
4.500
%,
09/01/2047 999,288
0.0
7,597,112
5.000
%,
08/01/2056 7,427,902
0.1
51,862
6.000
%,
05/01/2038 52,132
0.0
26,046,456
0.3
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association : 4.8%
8,492,172
2.500
%,
03/20/2051 $ 7,154,361
0.1
4,912,532
2.500
%,
04/20/2051 4,114,879
0.1
20,031,734
2.500
%,
04/20/2051 16,847,129
0.2
6,902,451
2.500
%,
05/20/2051 5,805,088
0.1
17,982,822
2.500
%,
08/20/2051 15,127,860
0.2
7,787,276
2.500
%,
09/20/2051 6,550,906
0.1
30,578,107
2.500
%,
10/20/2051 25,716,326
0.3
13,523,112
2.500
%,
11/20/2051 11,372,995
0.1
17,956,195
2.500
%,
12/20/2051 15,104,231
0.2
23,593,637
2.500
%,
04/20/2052 19,842,657
0.2
5,600,175
3.000
%,
10/20/2049 4,963,947
0.1
2,698,788
3.000
%,
11/20/2049 2,392,898
0.0
2,488,986
3.000
%,
10/20/2051 2,171,361
0.0
4,293,940
3.000
%,
10/20/2051 3,657,871
0.0
2,636,331
3.000
%,
11/20/2051 2,245,912
0.0
602,772
3.500
%,
07/20/2046 541,421
0.0
2,874,069
3.500
%,
07/20/2046 2,546,086
0.0
964,544
3.500
%,
10/20/2046 873,069
0.0
442,255
3.500
%,
02/20/2047 402,176
0.0
225,439
3.500
%,
03/20/2047 203,478
0.0
268,633
3.500
%,
07/20/2047 244,618
0.0
552,747
3.500
%,
08/20/2047 501,120
0.0
723,265
3.500
%,
09/20/2047 653,698
0.0
5,542,106
3.500
%,
12/20/2047 5,028,769
0.1
3,340,994
3.500
%,
01/20/2048 3,038,479
0.0
2,889,912
3.500
%,
02/20/2048 2,622,646
0.0
5,131,214
3.500
%,
02/20/2048 4,680,861
0.1
554,317
3.500
%,
03/20/2048 501,985
0.0
13,455,571
3.500
%,
03/20/2048 12,238,562
0.1
102,003
4.000
%,
11/20/2040 96,951
0.0
572,855
4.000
%,
03/20/2046 535,017
0.0
7,411,870
4.000
%,
09/20/2047 6,952,691
0.1
3,576,207
4.000
%,
02/20/2050 3,341,655
0.0
36,920,198
4.000
%,
03/20/2053 34,131,788
0.4
5,920,947
4.000
%,
05/20/2053 5,473,757
0.1
138,306
4.500
%,
10/15/2039 134,798
0.0
95,858
4.500
%,
11/15/2039 93,509
0.0
103,963
4.500
%,
11/15/2039 101,351
0.0
33,941
4.500
%,
12/15/2039 33,050
0.0
6,122,382
4.500
%,
08/20/2040 5,974,711
0.1
7,155,813
4.500
%,
09/20/2040 6,978,102
0.1
4,698,091
4.500
%,
06/20/2041 4,584,277
0.1
30,658
4.500
%,
08/20/2041 29,915
0.0
589,180
4.500
%,
09/15/2047 566,784
0.0
93,906,301
4.500
%,
07/20/2053 89,325,132
1.1
4,152,902
5.000
%,
11/20/2052 4,051,472
0.0
1,192,798
5.000
%,
01/20/2053 1,163,086
0.0
30,401,731
5.000
%,
04/20/2053 29,626,689
0.4
2,018,061
5.000
%,
06/20/2053 1,965,853
0.0
30,156,000
(5)
5.000
%,
07/15/2054 29,366,285
0.4
401,672,262
4.8
Uniform Mortgage-Backed Securities : 13.6%
17,987,576
2.000
%,
12/01/2050 14,207,010
0.2
11,345,102
2.000
%,
05/01/2051 9,042,478
0.1
24,255,151
2.000
%,
05/01/2051 19,067,717
0.2
32,145,863
2.000
%,
05/01/2051 25,320,617
0.3
924,817
2.000
%,
07/01/2051 727,142
0.0
4,778,265
2.000
%,
08/01/2051 3,778,459
0.1
10,014,577
2.000
%,
08/01/2051 7,873,751
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
19,456,573
2.000
%,
09/01/2051 $ 15,282,366
0.2
9,169,964
2.000
%,
10/01/2051 7,204,970
0.1
896,546
2.000
%,
11/01/2051 711,497
0.0
2,001,609
2.000
%,
11/01/2051 1,588,586
0.0
16,121,752
2.000
%,
11/01/2051 12,872,815
0.2
8,211,692
2.000
%,
12/01/2051 6,532,465
0.1
27,623,940
2.000
%,
12/01/2051 21,675,482
0.3
4,668,487
2.000
%,
01/01/2052 3,719,797
0.1
4,070,383
2.000
%,
02/01/2052 3,242,182
0.0
4,664,724
2.000
%,
02/01/2052 3,710,142
0.0
7,963,166
2.000
%,
02/01/2052 6,342,860
0.1
7,983,379
2.000
%,
02/01/2052 6,348,037
0.1
11,527,404
2.000
%,
02/01/2052 9,166,292
0.1
11,626,358
2.000
%,
02/01/2052 9,263,424
0.1
13,306,363
2.000
%,
02/01/2052 10,602,144
0.1
23,558,786
2.000
%,
02/01/2052 18,499,677
0.2
25,660,382
2.000
%,
02/01/2052 20,410,521
0.2
4,701,421
2.000
%,
03/01/2052 3,742,537
0.1
5,032,632
2.000
%,
03/01/2052 4,011,153
0.1
5,655,570
2.000
%,
03/01/2052 4,466,517
0.1
26,737,010
2.000
%,
03/01/2052 20,987,098
0.3
6,179,551
2.000
%,
04/01/2052 4,923,695
0.1
541,035
2.500
%,
05/01/2030 509,651
0.0
781,683
2.500
%,
06/01/2030 736,797
0.0
1,030,118
2.500
%,
06/01/2030 969,788
0.0
432,196
2.500
%,
07/01/2030 406,639
0.0
13,601
2.500
%,
02/01/2050 11,235
0.0
21,855
2.500
%,
04/01/2050 18,026
0.0
17,741
2.500
%,
05/01/2050 14,631
0.0
33,284
2.500
%,
05/01/2050 27,463
0.0
34,028
2.500
%,
05/01/2050 28,047
0.0
63,240
2.500
%,
05/01/2050 52,156
0.0
172,924
2.500
%,
05/01/2050 142,595
0.0
15,402
2.500
%,
06/01/2050 12,697
0.0
1,610,842
2.500
%,
06/01/2050 1,340,021
0.0
19,308,497
2.500
%,
06/01/2050 16,077,949
0.2
210,211
2.500
%,
07/01/2050 173,242
0.0
3,227,074
2.500
%,
07/01/2050 2,663,394
0.0
25,413,199
2.500
%,
07/01/2050 20,976,935
0.3
105,083
2.500
%,
08/01/2050 86,772
0.0
694,367
2.500
%,
08/01/2050 573,814
0.0
1,830,854
2.500
%,
08/01/2050 1,509,373
0.0
2,055,352
2.500
%,
08/01/2050 1,694,429
0.0
21,671,855
2.500
%,
08/01/2050 18,045,545
0.2
25,789
2.500
%,
09/01/2050 21,360
0.0
79,177
2.500
%,
09/01/2050 65,299
0.0
197,157
2.500
%,
09/01/2050 162,476
0.0
797,733
2.500
%,
09/01/2050 657,734
0.0
922,227
2.500
%,
09/01/2050 760,294
0.0
3,922,606
2.500
%,
10/01/2050 3,234,207
0.0
4,206,594
2.500
%,
10/01/2050 3,467,087
0.0
3,392,873
2.500
%,
11/01/2050 2,832,987
0.0
80,129
2.500
%,
01/01/2051 66,016
0.0
9,630,345
2.500
%,
02/01/2051 7,896,981
0.1
22,275,541
2.500
%,
04/01/2051 18,337,602
0.2
3,287,137
2.500
%,
05/01/2051 2,722,289
0.0
36,871,833
2.500
%,
06/01/2051 30,309,347
0.4
4,021,602
2.500
%,
09/01/2051 3,329,671
0.0
18,281,015
2.500
%,
11/01/2051 15,067,245
0.2
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
2,492,247
2.500
%,
12/01/2051 $ 2,066,595
0.0
15,938,999
2.500
%,
12/01/2051 13,266,787
0.2
15,360,243
2.500
%,
01/01/2052 12,767,485
0.2
25,382,686
2.500
%,
01/01/2052 20,998,113
0.3
3,734,528
2.500
%,
02/01/2052 3,121,711
0.0
3,913,205
2.500
%,
02/01/2052 3,255,440
0.0
6,217,724
2.500
%,
02/01/2052 5,139,534
0.1
7,039,644
2.500
%,
02/01/2052 5,820,499
0.1
11,025,774
2.500
%,
02/01/2052 9,036,644
0.1
107,496,105
2.500
%,
02/01/2052 88,822,695
1.1
6,104,956
2.500
%,
03/01/2052 5,066,637
0.1
9,456,818
2.500
%,
03/01/2052 7,842,114
0.1
28,558,479
2.500
%,
03/01/2052 23,700,861
0.3
17,513,096
2.500
%,
04/01/2052 14,462,025
0.2
739,081
3.000
%,
08/01/2030 706,446
0.0
362,135
3.000
%,
09/01/2030 345,230
0.0
751,260
3.000
%,
08/01/2035 699,781
0.0
1,517,115
3.000
%,
04/01/2043 1,338,661
0.0
1,400,821
3.000
%,
07/01/2043 1,236,035
0.0
461,887
3.000
%,
08/01/2043 407,616
0.0
292,987
3.000
%,
09/01/2043 258,552
0.0
4,820,811
3.000
%,
04/01/2045 4,245,500
0.1
924,618
3.000
%,
08/01/2046 809,030
0.0
2,031,296
3.000
%,
08/01/2046 1,777,354
0.0
651,534
3.000
%,
11/01/2046 572,920
0.0
1,493,681
3.000
%,
12/01/2046 1,304,473
0.0
5,685,243
3.000
%,
12/01/2046 4,973,010
0.1
11,061,588
3.000
%,
01/01/2047 9,672,149
0.1
2,703,094
3.000
%,
02/01/2047 2,364,279
0.0
3,364,504
3.000
%,
03/01/2047 2,937,609
0.0
2,643,542
3.000
%,
07/01/2047 2,310,167
0.0
20,886,017
3.000
%,
10/01/2050 17,944,467
0.2
1,921,605
3.000
%,
03/01/2051 1,648,000
0.0
5,001,586
3.000
%,
01/01/2052 4,347,273
0.1
40,607,352
3.000
%,
01/01/2052 34,976,618
0.4
3,587,109
3.000
%,
02/01/2052 3,114,049
0.0
4,105,285
3.000
%,
02/01/2052 3,553,080
0.0
5,097,350
3.000
%,
02/01/2052 4,388,607
0.1
5,305,720
3.000
%,
02/01/2052 4,611,600
0.1
5,411,876
3.000
%,
02/01/2052 4,683,908
0.1
10,896,015
3.000
%,
02/01/2052 9,407,459
0.1
9,731,721
3.000
%,
03/01/2052 8,422,688
0.1
15,320,091
3.000
%,
03/01/2052 13,194,857
0.2
19,831,422
3.000
%,
05/01/2052 17,080,431
0.2
44,808,622
3.000
%,
05/01/2052 38,428,651
0.5
12,192,080
3.500
%,
06/01/2034 11,612,548
0.1
1,784,585
3.500
%,
10/01/2042 1,625,925
0.0
769,429
3.500
%,
04/01/2043 700,041
0.0
2,294,619
3.500
%,
08/01/2043 2,087,683
0.0
1,386,014
3.500
%,
03/01/2044 1,264,188
0.0
164,773
3.500
%,
01/01/2046 149,369
0.0
121,490
3.500
%,
02/01/2046 110,094
0.0
254,436
3.500
%,
02/01/2046 230,676
0.0
10,343,543
3.500
%,
08/01/2046 9,367,914
0.1
701,898
3.500
%,
08/01/2047 635,584
0.0
938,273
3.500
%,
09/01/2047 848,647
0.0
12,230,877
3.500
%,
11/01/2047 11,103,182
0.1
359,428
3.500
%,
12/01/2047 323,578
0.0
772,566
3.500
%,
02/01/2048 695,641
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
757,909
3.500
%,
05/01/2048 $ 680,197
0.0
7,178,807
3.500
%,
07/01/2048 6,496,070
0.1
1,751,391
3.500
%,
10/01/2049 1,580,355
0.0
2,271,869
3.500
%,
02/01/2052 2,031,633
0.0
96,666
4.000
%,
03/01/2042 91,266
0.0
93,183
4.000
%,
07/01/2042 87,976
0.0
296,257
4.000
%,
07/01/2042 276,750
0.0
743,209
4.000
%,
07/01/2042 700,593
0.0
407,815
4.000
%,
09/01/2043 384,796
0.0
1,034,141
4.000
%,
01/01/2045 968,619
0.0
7,711,749
4.000
%,
01/01/2045 7,301,419
0.1
938,777
4.000
%,
03/01/2045 879,298
0.0
2,758,430
4.000
%,
05/01/2045 2,584,527
0.0
811,946
4.000
%,
06/01/2045 760,500
0.0
797,210
4.000
%,
11/01/2045 747,027
0.0
2,392,849
4.000
%,
02/01/2046 2,241,269
0.0
4,055,367
4.000
%,
07/01/2047 3,794,188
0.1
371,577
4.000
%,
08/01/2047 346,880
0.0
1,095,835
4.000
%,
08/01/2047 1,022,602
0.0
68,695
4.000
%,
03/01/2048 63,835
0.0
380,854
4.000
%,
03/01/2048 355,284
0.0
3,622,246
4.000
%,
06/01/2048 3,356,733
0.0
2,824,474
4.000
%,
09/01/2048 2,646,583
0.0
7,709,387
4.000
%,
04/01/2049 7,158,765
0.1
8,829,910
4.000
%,
05/01/2052 8,129,315
0.1
5,549,243
4.000
%,
06/01/2052 5,149,763
0.1
26,211,735
4.000
%,
08/01/2052 24,009,888
0.3
3,153,531
4.000
%,
11/01/2052 2,929,557
0.0
947,639
4.250
%,
11/01/2043 902,573
0.0
72,296
4.500
%,
11/01/2040 70,255
0.0
204,138
4.500
%,
11/01/2040 198,370
0.0
1,230,867
4.500
%,
11/01/2040 1,196,105
0.0
1,997
4.500
%,
12/01/2040 1,940
0.0
3,546
4.500
%,
12/01/2040 3,446
0.0
2,174
4.500
%,
01/01/2041 2,094
0.0
3,819
4.500
%,
01/01/2041 3,710
0.0
149,774
4.500
%,
10/01/2041 145,263
0.0
246,191
4.500
%,
10/01/2044 236,039
0.0
377,363
4.500
%,
12/01/2045 364,831
0.0
263,513
4.500
%,
04/01/2047 254,405
0.0
757,445
4.500
%,
04/01/2047 729,858
0.0
1,608,821
4.500
%,
04/01/2047 1,549,417
0.0
2,134,206
4.500
%,
04/01/2047 2,056,723
0.0
703,930
4.500
%,
05/01/2047 672,824
0.0
759,016
4.500
%,
05/01/2047 730,824
0.0
798,396
4.500
%,
05/01/2047 771,883
0.0
801,336
4.500
%,
05/01/2047 774,384
0.0
837,180
4.500
%,
05/01/2047 808,726
0.0
293,047
4.500
%,
06/01/2047 281,980
0.0
425,570
4.500
%,
06/01/2047 409,499
0.0
705,835
4.500
%,
06/01/2047 679,627
0.0
1,501,728
4.500
%,
07/01/2047 1,443,470
0.0
100,734
4.500
%,
08/01/2047 96,743
0.0
7,269,183
4.500
%,
08/01/2052 6,902,044
0.1
22,790,764
4.500
%,
10/01/2052 21,525,964
0.3
1,187,479
5.000
%,
05/01/2042 1,175,438
0.0
13,838,110
5.000
%,
10/01/2052 13,403,281
0.2
56,842
5.500
%,
03/01/2037 56,637
0.0
68,068
5.500
%,
06/01/2039 68,344
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
569,693
5.500
%,
10/01/2039 $ 572,009
0.0
51,681,447
5.500
%,
06/01/2053 51,014,205
0.6
39,986,804
5.500
%,
08/01/2053 39,458,651
0.5
24,350,000
(5)
5.500
%,
07/01/2054 24,018,041
0.3
35,324
6.000
%,
09/01/2036 35,629
0.0
61
6.500
%,
02/01/2028 62
0.0
106
6.500
%,
09/01/2031 109
0.0
391
6.500
%,
09/01/2031 398
0.0
10,746
6.500
%,
11/01/2031 10,944
0.0
4,335
6.500
%,
04/01/2032 4,414
0.0
975
6.500
%,
08/01/2032 993
0.0
3,152
6.500
%,
08/01/2032 3,212
0.0
3,068
7.000
%,
12/01/2027 3,156
0.0
654
7.000
%,
10/01/2031 673
0.0
450
7.000
%,
03/01/2032 463
0.0
463
7.500
%,
09/01/2030 473
0.0
1,437
7.500
%,
09/01/2031 1,464
0.0
9,746
7.500
%,
02/01/2032 9,854
0.0
1,147,633,070
13.6
Total U.S. Government
Agency Obligations
(Cost $1,853,362,811)
1,703,945,546
20.2
COLLATERALIZED MORTGAGE OBLIGATIONS : 15.9%
1,136,292
(3)
Alternative Loan Trust
2004-J7 M1, 5.189%,
(TSFR1M + 1.134%),
10/25/2034 1,112,011
0.0
361,268
(3)
Alternative Loan Trust
2005-53T2 2A6,
5.960%, (TSFR1M +
0.614%),
11/25/2035 194,380
0.0
402,369  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 277,023
0.0
449,731  Alternative Loan
Trust 2005-6CB 1A3,
5.250%,
04/25/2035 366,898
0.0
901,317
(3)
Alternative Loan Trust
2005-J2 1A12, 5.500%,
(TSFR1M + 0.514%),
04/25/2035 688,205
0.0
617,088  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 300,434
0.0
112,989
(3)
Alternative Loan Trust
2006-18CB A10,
5.860%, (TSFR1M +
0.514%),
07/25/2036 47,669
0.0
672,552
(3)
Alternative Loan Trust
2006-19CB A28,
6.000%, (TSFR1M +
0.714%),
08/25/2036 321,547
0.0
829,304
(3)
Alternative Loan
Trust 2007-23CB A3,
5.960%, (TSFR1M +
0.614%),
09/25/2037 317,345
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,857,293
(3)
Alternative Loan
Trust 2007-2CB 2A1,
5.750%, (TSFR1M +
0.714%),
03/25/2037 $ 792,708
0.0
821,643  Alternative Loan Trust
2007-3T1 1A11,
6.000%,
04/25/2037 380,976
0.0
711,690
(3)
Alternative Loan Trust
2007-8CB A3, 5.960%,
(TSFR1M + 0.614%),
05/25/2037 321,056
0.0
1,214,736
(3)
American Home
Mortgage Assets Trust
2007-4 A4, 6.040%,
(TSFR1M + 0.694%),
08/25/2037 1,061,114
0.0
576,176
(1)(3)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 535,258
0.0
480,854
(3)
Banc of America
Funding Trust 2007-
2 1A16, 6.000%,
(TSFR1M + 0.714%),
03/25/2037 348,834
0.0
600,058
(6)
Banc of America
Mortgage Trust 2007-2
A8, 6.000%,
05/25/2037 59,700
0.0
2,532,199
(1)(3)
Bayview MSR
Opportunity Master
Fund Trust 2022-2 AF,
5.000%, (SOFR30A +
0.850%),
12/25/2051 2,341,789
0.0
631,438
(3)
Bear Stearns ALT-A
Trust 2005-4 23A1,
5.310%,
05/25/2035 588,514
0.0
815,411
(3)
Bear Stearns ALT-A
Trust 2005-7 21A1,
5.805%,
09/25/2035 648,736
0.0
1,000,000
(1)(3)
Bellemeade Re Ltd.
2022-1 M1C, 9.035%,
(SOFR30A + 3.700%),
01/26/2032 1,026,471
0.0
13,147,000
(1)(3)
Bellemeade RE Ltd.
2021-3A M1C, 6.885%,
(SOFR30A + 1.550%),
09/25/2031 13,139,064
0.2
1,728,196
(1)(3)
Chase Home Lending
Mortgage Trust 2019-1
B2, 3.883%,
03/25/2050 1,490,838
0.0
2,020,051
(1)(3)
Chase Home Lending
Mortgage Trust 2019-1
B3, 3.883%,
03/25/2050 1,723,550
0.0
823,282
(3)
CHL Mortgage Pass-
Through Trust 2004-22
A3, 4.712%,
11/25/2034 740,456
0.0
441,410  CHL Mortgage Pass-
Through Trust 2007-7
A7, 5.750%,
06/25/2037 209,914
0.0
650,335
(1)(3)
CHNGE Mortgage Trust
2022-1 A1, 3.007%,
01/25/2067 599,495
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
80,343
(1)(3)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 $ 75,127
0.0
226,813
(1)(3)
CIM Trust 2019-INV3
A3, 3.500%,
08/25/2049 197,877
0.0
2,663,482
(1)(3)
CIM Trust 2019-J2 B2,
3.752%,
10/25/2049 2,319,116
0.0
888,652
(1)(3)
CIM Trust 2019-J2 B3,
3.752%,
10/25/2049 766,366
0.0
2,600,000
(1)(3)
CIM Trust 2019-
R5 M2, 3.250%,
09/25/2059 2,318,327
0.0
2,989,870
(1)(3)
CIM Trust 2020-J1 B3,
3.434%,
07/25/2050 2,445,166
0.0
667,499  Citicorp Mortgage
Securities Trust Series
2006-3 1A4, 6.000%,
06/25/2036 579,739
0.0
536,876
(3)
Citigroup Mortgage
Loan Trust 2006-AR9
2A, 5.288%,
11/25/2036 444,106
0.0
271,535
(3)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.560%,
09/25/2037 240,494
0.0
607,000
(1)(3)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 578,063
0.0
1,284,321
(1)(3)
Citigroup Mortgage
Loan Trust 2021-
J2 B2W, 2.769%,
07/25/2051 1,032,409
0.0
1,443,489
(1)(3)
Citigroup Mortgage
Loan Trust 2021-
J2 B3W, 2.769%,
07/25/2051 1,148,858
0.0
702,593
(1)(3)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 9.550%,
(SOFR30A + 4.214%),
07/25/2039 736,707
0.0
800,000
(1)(3)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 9.100%,
(SOFR30A + 3.764%),
02/25/2040 850,879
0.0
13,600,000
(1)(3)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 8.485%,
(SOFR30A + 3.150%),
12/25/2041 14,085,502
0.2
588,923
(1)
CSMC Series 2008-
2R 1A1, 6.000%,
07/25/2037 487,846
0.0
626,975
(1)(3)
CSMC Trust 2015-2
B3, 3.886%,
02/25/2045 583,288
0.0
48,678,990
(3)(6)
Deutsche Alt-B
Securities Mortgage
Loan Trust Series
2007-AB1 X, 0.749%,
04/25/2037 1,716,560
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
127,426
(3)
Fannie Mae Connecticut
Avenue Securities
2016-C01 2M2,
12.400%, (SOFR30A +
7.064%),
08/25/2028 $ 132,572
0.0
157,854
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2019-R01 2M2,
7.900%, (SOFR30A +
2.564%),
07/25/2031 157,867
0.0
4,578,457
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.450%, (SOFR30A +
3.114%),
01/25/2040 4,717,612
0.1
500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-SBT1 2M2,
9.100%, (SOFR30A +
3.764%),
02/25/2040 531,880
0.0
2,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
8.635%, (SOFR30A +
3.300%),
11/25/2041 2,591,550
0.0
3,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
8.585%, (SOFR30A +
3.250%),
09/25/2043 3,157,847
0.1
3,200,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2B1,
8.135%, (SOFR30A +
2.800%),
03/25/2044 3,224,105
0.1
8,400,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1B1,
7.524%, (SOFR30A +
2.200%),
05/25/2044 8,440,639
0.1
2,141
(3)
Fannie Mae Grantor
Trust 1998-T2 A6,
0.027%, (US0001M +
0.550%),
01/25/2032 2,141
0.0
114,216
(6)
Fannie Mae Interest
Strip 418 20, 3.000%,
05/25/2043 15,004
0.0
276,308
(6)
Fannie Mae Interest
Strip 418 59, 3.000%,
08/25/2028 9,453
0.0
108,108,021
(6)
Fannie Mae Interest
Strip 428 C28,
2.000%,
07/25/2037 6,075,325
0.1
63,294,624
(6)
Fannie Mae Interest
Strip 440 C50,
4.500%,
10/25/2053 14,982,907
0.2
10,106
(3)(6)
Fannie Mae REMIC
Trust 1997-
18 SG, 2.652%,
(-1.000*SOFR30A +
7.986%),
03/17/2027 67
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
35,870  Fannie Mae REMIC
Trust 1999-33 Z,
6.000%,
07/25/2029 $ 35,891
0.0
8
(3)(6)
Fannie Mae REMIC
Trust 1999-
57 SC, 4.302%,
(-1.000*SOFR30A +
9.636%),
11/17/2029 —
0.0
130,985
(3)(6)
Fannie Mae REMIC
Trust 2001-
72 SC, 1.000%,
(-1.000*SOFR30A +
8.386%),
12/25/2031 2,635
0.0
7,586
(3)(6)
Fannie Mae REMIC
Trust 2001-
8 SK, 3.302%,
(-1.000*SOFR30A +
8.636%),
03/18/2031 179
0.0
2,847,886  Fannie Mae REMIC
Trust 2002-W9 A4,
6.000%,
08/25/2042 2,821,394
0.1
487,767  Fannie Mae REMIC
Trust 2003-105 AZ,
5.500%,
10/25/2033 494,508
0.0
209,048
(3)
Fannie Mae REMIC
Trust 2003-45 FJ,
6.939%, (SOFR30A +
1.614%),
06/25/2033 214,058
0.0
504,483
(3)(6)
Fannie Mae REMIC
Trust 2003-
49 SW, 1.550%,
(-1.000*SOFR30A +
6.886%),
01/25/2033 35,878
0.0
610,566
(3)(6)
Fannie Mae REMIC
Trust 2003-
66 SA, 2.200%,
(-1.000*SOFR30A +
7.536%),
07/25/2033 62,226
0.0
126,489
(6)
Fannie Mae REMIC
Trust 2003-74 IO,
6.000%,
08/25/2033 21,900
0.0
273,808  Fannie Mae REMIC
Trust 2003-84 PZ,
5.000%,
09/25/2033 273,354
0.0
523,914  Fannie Mae REMIC
Trust 2004-50 VZ,
5.500%,
07/25/2034 531,963
0.0
2,254,560
(3)(6)
Fannie Mae REMIC
Trust 2004-
54 SN, 1.600%,
(-1.000*SOFR30A +
6.936%),
07/25/2034 157,840
0.0
27,723
(3)
Fannie Mae REMIC
Trust 2004-56 FE,
5.900%, (SOFR30A +
0.564%),
10/25/2033 27,661
0.0
212,403  Fannie Mae REMIC
Trust 2004-7 Z,
5.500%,
02/25/2034 215,193
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
462,196  Fannie Mae REMIC
Trust 2004-75 ZG,
4.500%,
10/25/2034 $ 452,634
0.0
1,326,980  Fannie Mae REMIC
Trust 2005-25 Z,
5.000%,
04/25/2035 1,325,264
0.0
4,786,433
(3)(6)
Fannie Mae REMIC
Trust 2005-
75 ES, 0.600%,
(-1.000*SOFR30A +
5.936%),
09/25/2035 305,059
0.0
358,339
(3)(6)
Fannie Mae REMIC
Trust 2005-
75 SP, 1.300%,
(-1.000*SOFR30A +
6.636%),
08/25/2035 15,750
0.0
61,851
(3)
Fannie Mae REMIC
Trust 2006-
104 ES, 6.201%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 75,783
0.0
858,335
(3)(6)
Fannie Mae REMIC
Trust 2006-
12 SD, 1.300%,
(-1.000*SOFR30A +
6.636%),
10/25/2035 46,682
0.0
363,300
(3)(6)
Fannie Mae REMIC
Trust 2006-
123 UI, 1.290%,
(-1.000*SOFR30A +
6.626%),
01/25/2037 30,892
0.0
1,136,963
(3)(6)
Fannie Mae REMIC
Trust 2006-
56 SM, 1.300%,
(-1.000*SOFR30A +
6.636%),
07/25/2036 77,061
0.0
30,888
(3)(6)
Fannie Mae REMIC
Trust 2006-
72 HS, 1.250%,
(-1.000*SOFR30A +
6.586%),
08/25/2026 419
0.0
17,780  Fannie Mae REMIC
Trust 2007-10 Z,
6.000%,
02/25/2037 18,057
0.0
354,653
(3)(6)
Fannie Mae REMIC
Trust 2007-
21 SB, 0.950%,
(-1.000*SOFR30A +
6.286%),
03/25/2037 11,048
0.0
801,543
(3)(6)
Fannie Mae REMIC
Trust 2007-
52 NS, 1.000%,
(-1.000*SOFR30A +
6.336%),
06/25/2037 68,932
0.0
728,090
(3)(6)
Fannie Mae REMIC
Trust 2007-
85 SM, 1.010%,
(-1.000*SOFR30A +
6.346%),
09/25/2037 59,936
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,575,730
(3)(6)
Fannie Mae REMIC
Trust 2007-
91 AS, 0.950%,
(-1.000*SOFR30A +
6.286%),
10/25/2037 $ 132,107
0.0
1,750,213
(3)(6)
Fannie Mae REMIC
Trust 2008-
12 SC, 0.900%,
(-1.000*SOFR30A +
6.236%),
03/25/2038 108,406
0.0
197,402  Fannie Mae REMIC
Trust 2008-16 Z,
5.500%,
03/25/2038 192,358
0.0
804,660  Fannie Mae REMIC
Trust 2009-19 PW,
4.500%,
10/25/2036 787,817
0.0
4,227,260
(3)
Fannie Mae REMIC
Trust 2009-50 HZ,
5.540%,
02/25/2049 4,205,046
0.1
3,739,668
(3)(6)
Fannie Mae REMIC
Trust 2009-
66 SP, 0.650%,
(-1.000*SOFR30A +
5.986%),
09/25/2039 176,645
0.0
884,523
(3)(6)
Fannie Mae REMIC
Trust 2009-
90 TS, 0.700%,
(-1.000*SOFR30A +
6.036%),
11/25/2039 70,221
0.0
2,514,372
(3)(6)
Fannie Mae REMIC
Trust 2010-
1 S, 0.800%,
(-1.000*SOFR30A +
6.136%),
02/25/2040 192,582
0.0
7,342,429
(3)(6)
Fannie Mae REMIC
Trust 2010-
107 SB, 1.140%,
(-1.000*SOFR30A +
6.476%),
09/25/2040 717,217
0.0
2,094,019
(3)(6)
Fannie Mae REMIC
Trust 2010-
123 SL, 0.620%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 120,003
0.0
4,018,946
(3)(6)
Fannie Mae REMIC
Trust 2010-
150 SJ, 1.030%,
(-1.000*SOFR30A +
6.366%),
01/25/2041 357,963
0.0
810,397
(3)(6)
Fannie Mae REMIC
Trust 2010-
35 CS, 1.000%,
(-1.000*SOFR30A +
6.336%),
04/25/2050 59,477
0.0
2,631,221
(3)(6)
Fannie Mae REMIC
Trust 2010-
41 SB, 0.950%,
(-1.000*SOFR30A +
6.286%),
05/25/2040 172,734
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
689,448
(3)(6)
Fannie Mae REMIC
Trust 2010-
43 VS, 1.000%,
(-1.000*SOFR30A +
6.336%),
05/25/2040 $ 50,394
0.0
1,662,315  Fannie Mae REMIC
Trust 2010-53 JZ,
5.000%,
07/25/2040 1,541,308
0.0
4,112,576  Fannie Mae REMIC
Trust 2010-59 PC,
5.000%,
06/25/2040 4,122,192
0.1
777,200  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 765,206
0.0
4,177,419  Fannie Mae REMIC
Trust 2011-101 DB,
4.000%,
10/25/2041 3,977,170
0.1
528,661
(3)(6)
Fannie Mae REMIC
Trust 2011-
102 SA, 1.150%,
(-1.000*SOFR30A +
6.486%),
10/25/2041 51,159
0.0
2,548,771  Fannie Mae REMIC
Trust 2011-116 ZA,
3.500%,
11/25/2041 2,350,994
0.0
54,649  Fannie Mae REMIC
Trust 2011-127 UY,
3.500%,
12/25/2041 50,228
0.0
6,211,676  Fannie Mae REMIC
Trust 2011-136 PZ,
4.000%,
01/25/2042 5,822,936
0.1
1,820,326  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 1,764,477
0.0
4,826,426
(3)(6)
Fannie Mae REMIC
Trust 2011-
47 GS, 0.480%,
(-1.000*SOFR30A +
5.816%),
06/25/2041 244,283
0.0
1,861,171  Fannie Mae REMIC
Trust 2011-8 ZA,
4.000%,
02/25/2041 1,747,614
0.0
4,738,022  Fannie Mae REMIC
Trust 2011-84 Z,
5.250%,
09/25/2041 4,731,961
0.1
6,530,310  Fannie Mae REMIC
Trust 2011-87 GB,
4.500%,
09/25/2041 6,248,402
0.1
1,378,866
(3)(6)
Fannie Mae REMIC
Trust 2011-
93 GS, 1.100%,
(-1.000*SOFR30A +
6.436%),
04/25/2039 126,632
0.0
6,798,847  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 6,525,981
0.1
347,506  Fannie Mae REMIC
Trust 2012-110 CA,
3.000%,
10/25/2042 309,950
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,522,478
(3)(6)
Fannie Mae REMIC
Trust 2012-
111 SL, 0.650%,
(-1.000*SOFR30A +
5.986%),
05/25/2041 $ 115,431
0.0
2,791,139  Fannie Mae REMIC
Trust 2012-111 ZK,
3.500%,
10/25/2042 2,556,690
0.0
1,752,303
(6)
Fannie Mae REMIC
Trust 2012-120 WI,
3.000%,
11/25/2027 53,865
0.0
2,687,656
(3)(6)
Fannie Mae REMIC
Trust 2012-
122 SB, 0.700%,
(-1.000*SOFR30A +
6.036%),
11/25/2042 255,954
0.0
1,047,260
(6)
Fannie Mae REMIC
Trust 2012-128 LI,
3.500%,
06/25/2042 53,242
0.0
3,252,021
(3)(6)
Fannie Mae REMIC
Trust 2012-
133 AS, 0.750%,
(-1.000*SOFR30A +
6.086%),
10/25/2042 282,854
0.0
11,477,243
(3)(6)
Fannie Mae REMIC
Trust 2012-
133 NS, 0.700%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 1,080,216
0.0
450,403
(6)
Fannie Mae REMIC
Trust 2012-149 GI,
3.500%,
06/25/2042 37,833
0.0
10,262,671  Fannie Mae REMIC
Trust 2012-15 PZ,
4.000%,
03/25/2042 9,582,410
0.1
1,589,605  Fannie Mae REMIC
Trust 2012-153 B,
7.000%,
07/25/2042 1,701,820
0.0
3,657,790  Fannie Mae REMIC
Trust 2012-17 QZ,
4.000%,
03/25/2042 3,424,768
0.1
3,090,709  Fannie Mae REMIC
Trust 2012-2 HE,
4.000%,
02/25/2042 2,949,009
0.1
424,953
(3)(6)
Fannie Mae REMIC
Trust 2012-
24 HS, 1.100%,
(-1.000*SOFR30A +
6.436%),
09/25/2040 6,375
0.0
781,203  Fannie Mae REMIC
Trust 2012-30 AB,
4.000%,
04/25/2042 743,173
0.0
1,112,373  Fannie Mae REMIC
Trust 2012-33 BW,
4.000%,
04/25/2042 1,042,634
0.0
3,492  Fannie Mae REMIC
Trust 2012-44 KW,
3.500%,
05/25/2032 3,184
0.0
1,591,187  Fannie Mae REMIC
Trust 2012-55 PC,
3.500%,
05/25/2042 1,461,426
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,776,325  Fannie Mae REMIC
Trust 2012-63 MW,
4.000%,
05/25/2034 $ 7,609,728
0.1
5,919,751  Fannie Mae REMIC
Trust 2012-66 EP,
4.000%,
06/25/2042 5,402,198
0.1
384,385
(3)(6)
Fannie Mae REMIC
Trust 2012-
68 YS, 1.250%,
(-1.000*SOFR30A +
6.586%),
07/25/2042 34,307
0.0
500,000  Fannie Mae REMIC
Trust 2012-80 MY,
3.250%,
08/25/2042 418,437
0.0
12,384,291  Fannie Mae REMIC
Trust 2012-94 LZ,
3.500%,
09/25/2042 11,350,582
0.2
2,014,899  Fannie Mae REMIC
Trust 2013-111 BA,
3.000%,
11/25/2033 1,888,919
0.0
1,148,481  Fannie Mae REMIC
Trust 2013-116 UB,
4.000%,
11/25/2043 1,073,461
0.0
1,403,000  Fannie Mae REMIC
Trust 2013-13 BE,
4.000%,
03/25/2043 1,288,665
0.0
73,100  Fannie Mae REMIC
Trust 2013-16 GD,
3.000%,
03/25/2033 72,172
0.0
1,300,583  Fannie Mae REMIC
Trust 2013-20 DL,
4.000%,
03/25/2033 1,244,153
0.0
794,415
(3)(6)
Fannie Mae REMIC
Trust 2013-
26 JS, 0.750%,
(-1.000*SOFR30A +
6.086%),
10/25/2032 26,368
0.0
3,454,290
(3)(6)
Fannie Mae REMIC
Trust 2013-
40 LS, 0.700%,
(-1.000*SOFR30A +
6.036%),
05/25/2043 313,041
0.0
13,467,150
(6)
Fannie Mae REMIC
Trust 2013-44 DI,
3.000%,
05/25/2033 1,121,933
0.0
3,438,078
(3)(6)
Fannie Mae REMIC
Trust 2013-
60 DS, 0.750%,
(-1.000*SOFR30A +
6.086%),
06/25/2033 183,486
0.0
4,016,224
(6)
Fannie Mae REMIC
Trust 2013-70 BI,
3.000%,
07/25/2033 327,560
0.0
4,135,036  Fannie Mae REMIC
Trust 2013-70 JZ,
3.000%,
07/25/2043 3,567,793
0.1
791,234
(3)(6)
Fannie Mae REMIC
Trust 2013-
72 YS, 0.700%,
(-1.000*SOFR30A +
6.036%),
07/25/2033 39,964
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,211,710
(3)(6)
Fannie Mae REMIC
Trust 2013-
9 SM, 0.800%,
(-1.000*SOFR30A +
6.136%),
02/25/2033 $ 151,643
0.0
5,048,645
(3)(6)
Fannie Mae REMIC
Trust 2014-
15 SB, 1.200%,
(-1.000*SOFR30A +
6.536%),
04/25/2044 529,039
0.0
583,559
(3)(6)
Fannie Mae REMIC
Trust 2014-
17 DS, 0.750%,
(-1.000*SOFR30A +
6.086%),
02/25/2043 9,003
0.0
754,469
(3)(6)
Fannie Mae REMIC
Trust 2014-
28 BS, 0.750%,
(-1.000*SOFR30A +
6.086%),
08/25/2043 32,655
0.0
970,000  Fannie Mae REMIC
Trust 2014-61 PY,
3.500%,
10/25/2044 822,390
0.0
5,153,260
(6)
Fannie Mae REMIC
Trust 2014-70 IO,
5.500%,
10/25/2044 869,665
0.0
21,766,943
(3)(6)
Fannie Mae REMIC
Trust 2014-
79 KS, 0.700%,
(-1.000*SOFR30A +
6.036%),
12/25/2044 2,139,771
0.0
19,175,277  Fannie Mae REMIC
Trust 2015-20 EZ,
3.500%,
04/25/2045 17,410,467
0.2
3,489,182
(6)
Fannie Mae REMIC
Trust 2015-56 IC,
6.000%,
08/25/2045 588,828
0.0
2,000,000  Fannie Mae REMIC
Trust 2015-67 AV,
3.500%,
01/25/2036 1,808,581
0.0
2,414,392  Fannie Mae REMIC
Trust 2015-67 QV,
3.000%,
12/25/2040 2,345,439
0.0
1,437,237
(6)
Fannie Mae REMIC
Trust 2015-76 PI,
6.000%,
09/25/2045 228,442
0.0
23,005,954
(3)(6)
Fannie Mae REMIC
Trust 2015-
79 SA, 0.800%,
(-1.000*SOFR30A +
6.136%),
11/25/2045 1,835,944
0.0
12,112,308
(3)(6)
Fannie Mae REMIC
Trust 2015-
86 BS, 0.250%,
(-1.000*SOFR30A +
5.586%),
11/25/2045 550,765
0.0
20,819,793
(6)
Fannie Mae REMIC
Trust 2015-88 IO,
6.500%,
12/25/2045 4,870,738
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,081,053
(6)
Fannie Mae REMIC
Trust 2015-9 IO,
5.500%,
03/25/2045 $ 1,815,650
0.0
4,380,401
(6)
Fannie Mae REMIC
Trust 2015-97 BI,
5.500%,
01/25/2046 744,122
0.0
2,664,662
(6)
Fannie Mae REMIC
Trust 2016-104 BI,
6.000%,
01/25/2047 479,858
0.0
4,502,057
(6)
Fannie Mae REMIC
Trust 2016-52 MI,
4.000%,
12/25/2045 708,411
0.0
13,898,849
(3)(6)
Fannie Mae REMIC
Trust 2016-
60 SB, 0.650%,
(-1.000*SOFR30A +
5.986%),
09/25/2046 984,732
0.0
17,186,837
(3)(6)
Fannie Mae REMIC
Trust 2016-
81 CS, 0.650%,
(-1.000*SOFR30A +
5.986%),
11/25/2046 980,117
0.0
11,677,086
(3)(6)
Fannie Mae REMIC
Trust 2016-
82 SD, 0.600%,
(-1.000*SOFR30A +
5.936%),
11/25/2046 825,158
0.0
205,166  Fannie Mae REMIC
Trust 2016-88 EA,
3.500%,
01/25/2045 202,496
0.0
319,483  Fannie Mae REMIC
Trust 2016-9 D,
3.000%,
03/25/2046 284,978
0.0
15,623,242
(3)(6)
Fannie Mae REMIC
Trust 2017-
10 SA, 0.650%,
(-1.000*SOFR30A +
5.986%),
03/25/2047 1,078,840
0.0
5,137,676  Fannie Mae REMIC
Trust 2017-108 ZD,
3.000%,
01/25/2048 3,988,649
0.1
4,450,799  Fannie Mae REMIC
Trust 2017-54 D,
3.000%,
07/25/2047 3,875,845
0.1
22,228,986
(3)(6)
Fannie Mae REMIC
Trust 2018-
15 SC, 0.850%,
(-1.000*SOFR30A +
6.186%),
03/25/2048 1,834,649
0.0
3,199,672  Fannie Mae REMIC
Trust 2018-26 KA,
3.500%,
04/25/2048 2,849,420
0.1
1,000,533  Fannie Mae REMIC
Trust 2018-38 LA,
3.000%,
06/25/2048 880,699
0.0
9,865,001  Fannie Mae REMIC
Trust 2018-73 AB,
3.000%,
10/25/2048 8,712,953
0.1
1,035,078  Fannie Mae REMIC
Trust 2018-8 AB,
3.500%,
10/25/2047 946,685
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
27,690,388
(3)(6)
Fannie Mae REMIC
Trust 2018-
82 SA, 0.750%,
(-1.000*SOFR30A +
6.086%),
11/25/2048 $ 2,051,545
0.0
6,110,349
(3)(6)
Fannie Mae REMIC
Trust 2018-
86 AS, 0.750%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 378,463
0.0
27,958,429
(3)(6)
Fannie Mae REMIC
Trust 2018-
86 SM, 0.750%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 1,948,073
0.0
26,694,750
(3)(6)
Fannie Mae REMIC
Trust 2018-
91 SB, 0.650%,
(-1.000*SOFR30A +
5.986%),
12/25/2058 2,766,884
0.1
9,034,338
(6)
Fannie Mae REMIC
Trust 2019-21 AI,
5.000%,
05/25/2059 2,420,766
0.0
7,939,240
(3)(6)
Fannie Mae REMIC
Trust 2019-
30 SB, 0.650%,
(-1.000*SOFR30A +
5.986%),
07/25/2049 703,469
0.0
12,598,121
(3)(6)
Fannie Mae REMIC
Trust 2019-
34 BS, 0.600%,
(-1.000*SOFR30A +
5.936%),
07/25/2049 1,250,668
0.0
6,294,863
(3)(6)
Fannie Mae REMIC
Trust 2019-
39 SA, 0.650%,
(-1.000*SOFR30A +
5.986%),
08/25/2049 485,039
0.0
43,795,645
(3)(6)
Fannie Mae REMIC
Trust 2019-
41 S, 0.550%,
(-1.000*SOFR30A +
5.886%),
08/25/2059 3,600,736
0.1
4,479,305
(3)(6)
Fannie Mae REMIC
Trust 2019-
47 SB, 0.650%,
(-1.000*SOFR30A +
5.986%),
05/25/2040 329,032
0.0
11,993,896
(3)(6)
Fannie Mae REMIC
Trust 2019-
79 SB, 0.550%,
(-1.000*SOFR30A +
5.886%),
01/25/2050 1,054,542
0.0
6,350,659
(3)(6)
Fannie Mae REMIC
Trust 2020-
10 SE, 0.550%,
(-1.000*SOFR30A +
5.886%),
03/25/2050 558,370
0.0
46,756,909
(6)
Fannie Mae REMIC
Trust 2020-34 IO,
4.500%,
06/25/2050 10,974,300
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
18,138,385
(6)
Fannie Mae REMIC
Trust 2020-35 IO,
5.000%,
06/25/2050 $ 2,763,290
0.1
21,090,203
(6)
Fannie Mae REMIC
Trust 2020-44 DI,
2.500%,
07/25/2050 2,725,128
0.1
9,352,053
(6)
Fannie Mae REMIC
Trust 2020-44 EI,
3.500%,
09/25/2042 1,437,924
0.0
8,640,664
(6)
Fannie Mae REMIC
Trust 2020-53 CI,
4.500%,
08/25/2050 1,970,839
0.0
23,545,552
(6)
Fannie Mae REMIC
Trust 2020-74 GI,
5.000%,
10/25/2050 4,548,320
0.1
55,692,748
(6)
Fannie Mae REMIC
Trust 2020-87 AI,
2.000%,
12/25/2050 7,460,255
0.1
30,283,097
(6)
Fannie Mae REMIC
Trust 2020-99 IB,
3.500%,
05/25/2050 5,863,889
0.1
45,360,950
(6)
Fannie Mae REMIC
Trust 2021-1 BI,
3.000%,
02/25/2049 7,638,494
0.1
142,683,096
(6)
Fannie Mae REMIC
Trust 2021-10 AI,
3.000%,
03/25/2041 15,613,019
0.2
26,102,609
(6)
Fannie Mae REMIC
Trust 2021-22 BI,
4.000%,
04/25/2051 5,588,602
0.1
34,270,416
(6)
Fannie Mae REMIC
Trust 2021-41 MI,
5.000%,
06/25/2048 6,355,545
0.1
34,996,137
(3)(6)
Fannie Mae REMIC
Trust 2021-
55 SA, 0.153%,
(-1.000*SOFR30A +
3.150%),
08/25/2061 530,503
0.0
77,082,146
(6)
Fannie Mae REMIC
Trust 2021-77 AI,
3.500%,
11/25/2051 15,921,125
0.2
119,141,948
(6)
Fannie Mae REMIC
Trust 2021-78 AI,
3.000%,
11/25/2051 20,145,378
0.3
24,812,523
(6)
Fannie Mae REMIC
Trust 2021-8 TI,
4.000%,
03/25/2051 5,344,704
0.1
16,603,680
(6)
Fannie Mae REMIC
Trust 2021-81 LI,
2.500%,
11/25/2051 2,439,658
0.0
60,948,711
(6)
Fannie Mae REMIC
Trust 2021-93 AI,
3.000%,
01/25/2052 10,135,594
0.1
3,784,826  Fannie Mae REMIC
Trust 2022-55 PA,
4.000%,
10/25/2051 3,617,191
0.1
6,955,068
(6)
Fannie Mae REMIC
Trust 2023-11 GI,
6.500%,
04/25/2053 1,631,631
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
30,449,906
(6)
Fannie Mae REMIC
Trust 2023-2 HI,
6.500%,
02/25/2053 $ 7,275,131
0.1
33,858,141
(6)
Fannie Mae REMIC
Trust 2023-23 AI,
4.000%,
12/25/2051 7,256,267
0.1
88,357,766
(6)
Fannie Mae REMIC
Trust 2024-7 IO,
3.000%,
07/25/2038 8,509,436
0.1
519,428  First Horizon Alternative
Mortgage Securities
Trust 2006-FA8 1A11,
6.000%,
02/25/2037 202,414
0.0
1,080,881
(1)(3)
First Republic Mortgage
Trust 2020-1 B2,
2.884%,
04/25/2050 931,928
0.0
1,647,959
(1)(3)
Flagstar Mortgage Trust
2018-1 B1, 3.939%,
03/25/2048 1,475,988
0.0
2,148,938
(1)(3)
Flagstar Mortgage Trust
2018-1 B3, 3.939%,
03/25/2048 1,909,095
0.0
1,126,942
(1)(3)
Flagstar Mortgage Trust
2018-2 B2, 4.005%,
04/25/2048 1,001,451
0.0
670,982
(1)(3)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 614,413
0.0
857,575
(1)(3)
Flagstar Mortgage Trust
2018-4 B3, 4.148%,
07/25/2048 764,468
0.0
1,613,132
(1)(3)
Flagstar Mortgage Trust
2018-5 B3, 4.442%,
09/25/2048 1,432,422
0.0
2,691,197
(1)(3)
Flagstar Mortgage Trust
2018-6RR B3, 4.934%,
10/25/2048 2,527,038
0.0
1,330,016
(1)(3)
Flagstar Mortgage Trust
2019-2 B2, 3.998%,
12/25/2049 1,164,615
0.0
1,882,535
(1)(3)
Flagstar Mortgage
Trust 2020-1INV B1A,
4.203%,
03/25/2050 1,664,486
0.0
2,278,665
(1)(3)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.203%,
03/25/2050 2,002,527
0.0
1,412,317
(1)(3)
Flagstar Mortgage Trust
2021-6INV B1, 3.486%,
08/25/2051 1,164,912
0.0
1,463,160  Freddie Mac Reference
REMIC R007 ZA,
6.000%,
05/15/2036 1,511,513
0.0
154,401  Freddie Mac Reference
REMIC R008 ZA,
6.000%,
07/15/2036 159,840
0.0
29,878  Freddie Mac REMIC
Trust 2110 PG,
6.000%,
01/15/2029 29,900
0.0
27,631  Freddie Mac REMIC
Trust 2114 ZM,
6.000%,
01/15/2029 27,524
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
220,427  Freddie Mac REMIC
Trust 2143 ZB,
6.000%,
04/15/2029 $ 221,771
0.0
1,362
(3)(6)
Freddie Mac
REMIC Trust
2301 SP, 3.802%,
(-1.000*SOFR30A +
9.136%),
04/15/2031 15
0.0
118,252  Freddie Mac REMIC
Trust 2541 NE,
5.500%,
12/15/2032 119,927
0.0
33,805
(6)
Freddie Mac REMIC
Trust 2594 IY, 6.000%,
04/15/2033 5,386
0.0
271,701  Freddie Mac REMIC
Trust 2845 QH,
5.000%,
08/15/2034 271,775
0.0
52,167  Freddie Mac REMIC
Trust 2861 Z, 5.500%,
09/15/2034 53,156
0.0
94,473  Freddie Mac REMIC
Trust 2930 ZL,
5.000%,
02/15/2035 94,542
0.0
142,482  Freddie Mac REMIC
Trust 2931 ZY,
5.000%,
02/15/2035 142,678
0.0
35,734
(3)(6)
Freddie Mac
REMIC Trust
2993 GS, 0.702%,
(-1.000*SOFR30A +
6.036%),
06/15/2025 102
0.0
474,309
(3)(6)
Freddie Mac REMIC
Trust 3006 SI, 1.292%,
(-1.000*SOFR30A +
6.626%),
07/15/2035 40,825
0.0
421,212
(3)(6)
Freddie Mac REMIC
Trust 3006 YI, 1.292%,
(-1.000*SOFR30A +
6.626%),
07/15/2035 33,748
0.0
2,746,488
(3)(6)
Freddie Mac REMIC
Trust 3045 DI, 1.282%,
(-1.000*SOFR30A +
6.616%),
10/15/2035 197,534
0.0
550,909  Freddie Mac REMIC
Trust 3117 ZA,
5.500%,
02/15/2036 560,428
0.0
413,782
(3)(6)
Freddie Mac
REMIC Trust
3171 PS, 1.037%,
(-1.000*SOFR30A +
6.371%),
06/15/2036 23,358
0.0
3,019,429
(3)(6)
Freddie Mac REMIC
Trust 3199 S, 1.002%,
(-1.000*SOFR30A +
6.336%),
08/15/2036 247,794
0.0
2,690,725
(3)(6)
Freddie Mac
REMIC Trust
3213 JS, 1.752%,
(-1.000*SOFR30A +
7.086%),
09/15/2036 292,368
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,361,460
(3)(6)
Freddie Mac
REMIC Trust
3346 SC, 1.102%,
(-1.000*SOFR30A +
6.436%),
10/15/2033 $ 588,826
0.0
253,421  Freddie Mac REMIC
Trust 3351 ZC,
5.500%,
07/15/2037 258,912
0.0
704,016
(3)(6)
Freddie Mac REMIC
Trust 3375 QI, 0.600%,
(-1.000*SOFR30A +
63.455%),
10/15/2037 16,473
0.0
87,297  Freddie Mac REMIC
Trust 3394 ZY,
6.000%,
11/15/2037 88,830
0.0
4,536,949
(3)(6)
Freddie Mac
REMIC Trust
3510 AS, 0.962%,
(-1.000*SOFR30A +
6.296%),
04/15/2037 375,409
0.0
121,844
(3)(6)
Freddie Mac REMIC
Trust 3524 LA,
4.974%,
03/15/2033 119,732
0.0
7,638
(3)
Freddie Mac REMIC
Trust 3556 NT,
8.548%, (SOFR30A +
3.214%),
03/15/2038 7,857
0.0
4,844,115
(3)(6)
Freddie Mac
REMIC Trust
3629 CS, 0.902%,
(-1.000*SOFR30A +
6.236%),
01/15/2040 450,732
0.0
2,792,562  Freddie Mac REMIC
Trust 3639 ZN,
5.500%,
12/15/2034 2,847,795
0.1
242,443  Freddie Mac REMIC
Trust 3662 ZB,
5.500%,
08/15/2036 247,836
0.0
187,061  Freddie Mac REMIC
Trust 3724 CM,
5.500%,
06/15/2037 191,597
0.0
1,847,484  Freddie Mac REMIC
Trust 3736 ZP,
4.000%,
10/15/2040 1,755,429
0.0
1,387,780  Freddie Mac REMIC
Trust 3740 KE,
4.000%,
10/15/2040 1,319,731
0.0
16,398,973  Freddie Mac REMIC
Trust 3753 KZ,
4.500%,
11/15/2040 15,964,402
0.2
4,129,548  Freddie Mac REMIC
Trust 3775 GZ,
4.500%,
12/15/2040 3,806,744
0.1
1,900,000  Freddie Mac REMIC
Trust 3820 NC,
4.500%,
03/15/2041 1,828,486
0.0
879,474  Freddie Mac REMIC
Trust 3843 JZ,
5.100%,
04/15/2041 859,153
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
335,554  Freddie Mac REMIC
Trust 3848 WX,
5.000%,
04/15/2041 $ 336,742
0.0
557,252
(3)(6)
Freddie Mac
REMIC Trust
3856 KS, 1.102%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 50,675
0.0
2,650,000  Freddie Mac REMIC
Trust 3890 ME,
5.000%,
07/15/2041 2,589,239
0.0
1,674,828  Freddie Mac REMIC
Trust 3893 PU,
4.000%,
07/15/2041 1,597,175
0.0
3,432,976  Freddie Mac REMIC
Trust 3919 BY,
4.000%,
09/15/2041 3,266,186
0.1
6,775,051  Freddie Mac REMIC
Trust 3919 ZB,
4.000%,
09/15/2041 6,413,886
0.1
2,700,479  Freddie Mac REMIC
Trust 3923 GY,
4.000%,
09/15/2041 2,573,683
0.0
182,060
(3)(6)
Freddie Mac
REMIC Trust
3925 SD, 0.602%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 3,213
0.0
653,954
(3)(6)
Freddie Mac
REMIC Trust
3925 SL, 0.602%,
(-1.000*SOFR30A +
5.936%),
01/15/2041 6,927
0.0
1,244,831  Freddie Mac REMIC
Trust 3934 CB,
4.000%,
10/15/2041 1,183,563
0.0
504,364  Freddie Mac REMIC
Trust 3934 KB,
5.000%,
10/15/2041 505,100
0.0
4,268,883  Freddie Mac REMIC
Trust 3982 LZ,
4.000%,
01/15/2042 4,002,565
0.1
690,257  Freddie Mac REMIC
Trust 3997 PB,
4.000%,
02/15/2042 657,659
0.0
113,034  Freddie Mac REMIC
Trust 4000 PA,
4.500%,
01/15/2042 110,888
0.0
2,237,305
(3)(6)
Freddie Mac
REMIC Trust
4057 SN, 1.202%,
(-1.000*SOFR30A +
6.536%),
12/15/2041 144,791
0.0
2,305,791  Freddie Mac REMIC
Trust 4057 ZB,
3.500%,
06/15/2042 2,124,089
0.0
10,352,979  Freddie Mac REMIC
Trust 4084 TZ,
4.000%,
07/15/2042 9,823,515
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
640,214
(3)(6)
Freddie Mac
REMIC Trust
4088 CS, 0.552%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 $ 54,473
0.0
1,178,571
(3)(6)
Freddie Mac
REMIC Trust
4090 SN, 1.252%,
(-1.000*SOFR30A +
6.586%),
08/15/2032 69,282
0.0
483,765  Freddie Mac REMIC
Trust 4100 JA,
3.500%,
10/15/2041 455,269
0.0
3,232,275
(6)
Freddie Mac REMIC
Trust 4161 WI,
3.000%,
02/15/2033 246,638
0.0
3,257,390
(3)(6)
Freddie Mac
REMIC Trust
4191 SA, 0.752%,
(-1.000*SOFR30A +
6.086%),
03/15/2043 220,619
0.0
2,128,000  Freddie Mac REMIC
Trust 4193 BP,
4.000%,
04/15/2043 1,872,197
0.0
1,734,675
(6)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 274,214
0.0
2,642,351  Freddie Mac REMIC
Trust 4203 BN,
3.000%,
04/15/2033 2,502,118
0.0
2,080,000  Freddie Mac REMIC
Trust 4235 QD,
3.000%,
08/15/2033 1,955,412
0.0
893,877  Freddie Mac REMIC
Trust 4246 ZX,
4.500%,
04/15/2041 869,465
0.0
718,866
(6)
Freddie Mac REMIC
Trust 4293 KI, 4.500%,
08/15/2043 87,394
0.0
19,084,789
(3)(6)
Freddie Mac
REMIC Trust
4301 SD, 0.652%,
(-1.000*SOFR30A +
5.986%),
07/15/2037 1,135,871
0.0
7,321,763  Freddie Mac REMIC
Trust 4310 BZ,
4.000%,
02/15/2044 6,921,281
0.1
4,483,560  Freddie Mac REMIC
Trust 4316 XZ,
4.500%,
03/15/2044 4,353,877
0.1
7,354,354  Freddie Mac REMIC
Trust 4335 XZ,
4.250%,
05/15/2044 7,046,587
0.1
4,621,949  Freddie Mac REMIC
Trust 4335 ZX,
4.250%,
05/15/2044 4,296,903
0.1
10,120,928  Freddie Mac REMIC
Trust 4348 ZX,
4.250%,
06/15/2044 9,604,277
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
183,068  Freddie Mac REMIC
Trust 4370 AD,
3.000%,
08/15/2040 $ 181,218
0.0
2,345,338
(3)(6)
Freddie Mac
REMIC Trust
4386 LS, 0.652%,
(-1.000*SOFR30A +
5.986%),
09/15/2044 198,456
0.0
2,418,263  Freddie Mac REMIC
Trust 4401 BL,
3.500%,
10/15/2034 2,295,471
0.0
7,793,106
(3)(6)
Freddie Mac
REMIC Trust
4407 CS, 0.752%,
(-1.000*SOFR30A +
6.086%),
06/15/2044 524,958
0.0
11,277,630
(3)(6)
Freddie Mac
REMIC Trust
4407 PS, 0.152%,
(-1.000*SOFR30A +
5.486%),
06/15/2044 524,409
0.0
6,613,338  Freddie Mac REMIC
Trust 4444 CZ,
3.000%,
02/15/2045 5,648,108
0.1
10,867,321
(3)(6)
Freddie Mac
REMIC Trust
4461 AS, 0.152%,
(-1.000*SOFR30A +
5.486%),
04/15/2045 618,899
0.0
3,124,000  Freddie Mac REMIC
Trust 4492 VB,
3.500%,
05/15/2035 2,917,462
0.1
2,913,000  Freddie Mac REMIC
Trust 4505 PB,
3.000%,
08/15/2045 2,473,863
0.0
8,068,266  Freddie Mac REMIC
Trust 4545 PL,
3.500%,
01/15/2046 6,990,690
0.1
10,542,848
(3)(6)
Freddie Mac
REMIC Trust
4574 ST, 0.552%,
(-1.000*SOFR30A +
5.886%),
04/15/2046 1,019,589
0.0
52,881,274
(3)(6)
Freddie Mac
REMIC Trust
4585 AS, 0.652%,
(-1.000*SOFR30A +
5.986%),
05/15/2046 3,883,796
0.1
4,203,783  Freddie Mac REMIC
Trust 4608 JV,
3.500%,
01/15/2055 3,313,082
0.1
14,944,542
(3)(6)
Freddie Mac
REMIC Trust
4611 BS, 0.652%,
(-1.000*SOFR30A +
5.986%),
06/15/2041 1,102,103
0.0
9,828,640  Freddie Mac REMIC
Trust 4664 KZ,
3.500%,
02/15/2047 8,878,071
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,974,645  Freddie Mac REMIC
Trust 4680 GZ,
3.500%,
03/15/2047 $ 5,259,841
0.1
5,561,393  Freddie Mac REMIC
Trust 4682 HZ,
3.500%,
04/15/2047 5,022,716
0.1
2,333,950  Freddie Mac REMIC
Trust 4700 KZ,
3.500%,
07/15/2047 2,056,447
0.0
4,241,948  Freddie Mac REMIC
Trust 4753 VZ,
3.000%,
12/15/2047 3,224,738
0.1
3,473,185  Freddie Mac REMIC
Trust 4755 Z, 3.000%,
02/15/2048 2,937,326
0.1
37,432,578  Freddie Mac REMIC
Trust 4771 HZ,
3.500%,
03/15/2048 33,040,565
0.4
54,395  Freddie Mac REMIC
Trust 4772 VG,
4.500%,
08/15/2036 54,240
0.0
13,883,481  Freddie Mac REMIC
Trust 4776 AZ,
4.000%,
07/15/2047 12,679,247
0.2
376,398  Freddie Mac REMIC
Trust 4787 PY,
4.000%,
05/15/2048 342,910
0.0
7,380,198  Freddie Mac REMIC
Trust 4795 D, 5.000%,
05/15/2048 7,092,192
0.1
1,910,082  Freddie Mac REMIC
Trust 4834 AZ,
3.500%,
10/15/2048 1,731,113
0.0
27,522,614
(3)(6)
Freddie Mac
REMIC Trust
4879 DS, 0.652%,
(-1.000*SOFR30A +
5.986%),
08/15/2034 1,436,603
0.0
25,548,119
(3)(6)
Freddie Mac
REMIC Trust
4892 SA, 0.602%,
(-1.000*SOFR30A +
5.936%),
07/15/2049 2,470,324
0.0
1,632,872  Freddie Mac REMIC
Trust 4904 HB,
3.000%,
08/25/2049 1,181,280
0.0
6,944,621
(3)(6)
Freddie Mac
REMIC Trust
4906 SQ, 0.600%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 662,170
0.0
606,535  Freddie Mac REMIC
Trust 4914 DB,
3.000%,
09/25/2049 408,085
0.0
2,288,688  Freddie Mac REMIC
Trust 4941 CZ,
3.000%,
11/25/2049 1,957,105
0.0
2,707,317  Freddie Mac REMIC
Trust 4941 WZ,
3.000%,
11/25/2049 2,317,450
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,370,565  Freddie Mac REMIC
Trust 4950 KE,
2.500%,
12/25/2049 $ 3,705,341
0.1
51,384,943
(6)
Freddie Mac REMIC
Trust 4998 AI, 3.500%,
12/25/2049 10,969,056
0.1
45,950,486
(6)
Freddie Mac REMIC
Trust 5014 HI, 4.000%,
09/25/2050 9,712,495
0.1
29,161,809
(6)
Freddie Mac REMIC
Trust 5019 HI, 3.500%,
10/25/2050 5,633,245
0.1
22,498,505
(3)(6)
Freddie Mac
REMIC Trust
5045 BS, 0.865%,
(-1.000*SOFR30A +
6.200%),
11/25/2050 2,820,149
0.1
94,659,721
(6)
Freddie Mac REMIC
Trust 5051 BI, 3.000%,
11/25/2050 16,083,785
0.2
47,532,341
(6)
Freddie Mac REMIC
Trust 5057 IT, 3.000%,
11/25/2050 7,962,889
0.1
27,429,873
(6)
Freddie Mac REMIC
Trust 5072 NI, 3.000%,
01/25/2050 4,649,608
0.1
54,414,733
(6)
Freddie Mac REMIC
Trust 5072 QI,
3.500%,
10/25/2050 11,728,688
0.2
78,336,055
(6)
Freddie Mac REMIC
Trust 5082 IQ,
3.000%,
03/25/2051 13,416,178
0.2
19,716,661
(6)
Freddie Mac REMIC
Trust 5103 HI, 4.000%,
05/25/2051 4,179,388
0.1
20,463,251
(6)
Freddie Mac REMIC
Trust 5113 AI, 4.000%,
06/25/2041 3,219,111
0.1
19,226,331
(6)
Freddie Mac REMIC
Trust 5114 CI, 4.000%,
01/25/2050 3,994,724
0.1
63,629,875
(6)
Freddie Mac REMIC
Trust 5117 IO, 3.000%,
06/25/2051 9,583,639
0.1
26,372,716
(6)
Freddie Mac REMIC
Trust 5122 AI, 4.500%,
07/25/2051 6,102,396
0.1
43,576,222
(6)
Freddie Mac REMIC
Trust 5125 MI,
4.500%,
11/25/2048 11,204,628
0.2
24,538,466
(6)
Freddie Mac REMIC
Trust 5128 IC, 5.500%,
09/25/2041 4,845,920
0.1
53,541,774
(6)
Freddie Mac REMIC
Trust 5152 IQ,
4.500%,
10/25/2051 12,585,974
0.2
65,936,498
(6)
Freddie Mac REMIC
Trust 5200 IC, 4.000%,
03/25/2051 13,932,435
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,386,851  Freddie Mac REMIC
Trust 5228 EC,
4.000%,
02/25/2050 $ 1,294,102
0.0
40,290,146
(6)
Freddie Mac REMIC
Trust 5322 IO,
4.000%,
09/25/2051 8,636,527
0.1
8,740,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2020-
HQA2 B1, 9.550%,
(SOFR30A + 4.214%),
03/25/2050 9,900,854
0.1
1,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 M2, 7.135%,
(SOFR30A + 1.800%),
11/25/2041 1,011,176
0.0
6,500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA3 M2, 7.435%,
(SOFR30A + 2.100%),
09/25/2041 6,564,667
0.1
15,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 9.085%,
(SOFR30A + 3.750%),
12/25/2041 15,555,894
0.2
10,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 7.685%,
(SOFR30A + 2.350%),
12/25/2041 10,138,615
0.1
13,500,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 8.735%,
(SOFR30A + 3.400%),
01/25/2042 13,952,670
0.2
9,200,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M1B, 7.185%,
(SOFR30A + 1.850%),
01/25/2042 9,314,289
0.1
7,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M2, 7.835%,
(SOFR30A + 2.500%),
01/25/2042 7,142,588
0.1
1,400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 10.085%,
(SOFR30A + 4.750%),
02/25/2042 1,495,463
0.0
10,400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 9.085%,
(SOFR30A + 3.750%),
02/25/2042 10,936,299
0.1
1,150,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA3 M2, 10.685%,
(SOFR30A + 5.350%),
08/25/2042 1,264,167
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,800,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 8.685%,
(SOFR30A + 3.350%),
11/25/2043 $ 1,910,214
0.0
2,266,005  Freddie Mac Strips 277
30, 3.000%,
09/15/2042 2,007,158
0.0
4,809,515
(6)
Freddie Mac Strips
303 C17, 3.500%,
01/15/2043 824,820
0.0
24,213,208
(3)(6)
Freddie Mac Strips
311 S1, 0.502%,
(-1.000*SOFR30A +
5.836%),
08/15/2043 2,167,034
0.0
8,853,774  Freddie Mac Strips
326 350, 3.500%,
03/15/2044 8,067,066
0.1
733,217
(3)(6)
Freddie Mac Strips 344
68, 3.000%,
02/15/2045 86,704
0.0
223,502
(3)(6)
Freddie Mac Strips 344
89, 4.500%,
02/15/2045 39,453
0.0
3,065,421
(6)
Freddie Mac Strips
344 C13, 4.500%,
02/15/2045 621,039
0.0
4,537,575
(6)
Freddie Mac Strips
344 C17, 4.000%,
02/15/2045 844,187
0.0
2,226,242
(3)(6)
Freddie Mac Strips
344 C18, 4.000%,
02/15/2045 360,834
0.0
2,719,479
(3)(6)
Freddie Mac Strips
344 C19, 3.500%,
02/15/2045 349,247
0.0
4,367,165
(6)
Freddie Mac Strips 344
C2, 4.000%,
02/15/2045 811,605
0.0
3,725,621
(6)
Freddie Mac Strips 344
C4, 4.000%,
02/15/2045 714,997
0.0
6,407,834
(6)
Freddie Mac Strips 344
C5, 3.500%,
02/15/2045 1,145,616
0.0
6,579,664
(6)
Freddie Mac Strips 344
C6, 4.000%,
02/15/2045 1,312,913
0.0
3,610,202
(6)
Freddie Mac Strips 344
C7, 4.000%,
02/15/2045 700,890
0.0
2,705,115
(6)
Freddie Mac Strips 344
C8, 3.500%,
02/15/2045 450,188
0.0
3,293,620
(6)
Freddie Mac Strips 344
C9, 3.500%,
02/15/2045 541,921
0.0
7,582,046
(6)
Freddie Mac Strips
347 C14, 3.500%,
02/15/2044 1,337,933
0.0
4,483,847
(6)
Freddie Mac Strips
347 C22, 4.000%,
02/15/2044 809,659
0.0
4,943,885
(6)
Freddie Mac Strips
347 C23, 4.000%,
02/15/2044 933,449
0.0
4,683,399
(6)
Freddie Mac Strips
347 C24, 4.000%,
02/15/2044 871,122
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,155,731
(6)
Freddie Mac Strips
347 C25, 4.000%,
02/15/2044 $ 810,651
0.0
5,806,620
(6)
Freddie Mac Strips
347 C26, 4.000%,
02/15/2044 1,116,155
0.0
5,186,035
(6)
Freddie Mac Strips
347 C28, 4.500%,
02/15/2044 1,061,154
0.0
8,911,465
(6)
Freddie Mac Strips 347
C5, 3.000%,
05/15/2043 1,380,382
0.0
18,156,766
(6)
Freddie Mac Strips
365 C23, 3.500%,
10/15/2047 3,272,710
0.1
775,464
(3)
Freddie Mac Structured
Pass-Through
Certificates T-48 1A,
4.415%,
07/25/2033 727,048
0.0
2,362,825  Freddie Mac Whole
Loan Securities Trust
2017-SC01 1A,
3.000%,
12/25/2046 1,977,586
0.0
2,366,596  Freddie Mac Whole
Loan Securities Trust
2017-SC01 2A,
3.500%,
12/25/2046 2,044,296
0.0
506,870
(1)(3)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 474,925
0.0
3,640,957
(1)(3)
Galton Funding
Mortgage Trust 2018-2
B2, 4.750%,
10/25/2058 3,404,888
0.1
964,186
(3)(6)
Ginnie Mae 2005-
37 SI, 0.697%,
(-1.000*TSFR1M +
6.036%),
05/20/2035 60,797
0.0
212,105
(3)(6)
Ginnie Mae 2005-
7 AH, 1.327%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 14,590
0.0
4,543,395
(3)(6)
Ginnie Mae 2007-
17 IC, 0.807%,
(-1.000*TSFR1M +
6.136%),
04/16/2037 201,424
0.0
811,561
(3)(6)
Ginnie Mae 2007-
23 ST, 0.747%,
(-1.000*TSFR1M +
6.086%),
04/20/2037 54,893
0.0
1,043,037
(3)(6)
Ginnie Mae 2007-
40 SE, 1.297%,
(-1.000*TSFR1M +
6.636%),
07/20/2037 106,879
0.0
5,288,681
(3)(6)
Ginnie Mae 2007-
41 SL, 1.247%,
(-1.000*TSFR1M +
6.586%),
07/20/2037 435,355
0.0
666,689
(3)(6)
Ginnie Mae 2007-
7 EI, 0.747%,
(-1.000*TSFR1M +
6.086%),
02/20/2037 53,555
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
615,602
(3)(6)
Ginnie Mae 2008-
2 SW, 1.097%,
(-1.000*TSFR1M +
6.436%),
01/20/2038 $ 57,422
0.0
310,709
(3)(6)
Ginnie Mae 2008-
35 SN, 0.947%,
(-1.000*TSFR1M +
6.286%),
04/20/2038 21,014
0.0
158,187
(3)(6)
Ginnie Mae 2008-
40 PS, 1.057%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 9,856
0.0
480,666
(3)(6)
Ginnie Mae 2009-
25 KS, 0.747%,
(-1.000*TSFR1M +
6.086%),
04/20/2039 41,846
0.0
369,043  Ginnie Mae 2009-29
PB, 4.750%,
05/20/2039 360,750
0.0
333,191  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 325,221
0.0
7,448,150  Ginnie Mae 2009-33
ZB, 6.000%,
05/20/2039 7,579,808
0.1
726,149  Ginnie Mae 2009-34 Z,
4.500%,
05/16/2039 710,968
0.0
719,641  Ginnie Mae 2009-
98 DA, 3.250%,
07/16/2039 691,855
0.0
1,975,207  Ginnie Mae 2010-
108 WL, 4.000%,
04/16/2040 1,891,460
0.0
2,425,753
(3)(6)
Ginnie Mae 2010-
11 SA, 0.977%,
(-1.000*TSFR1M +
6.306%),
01/16/2040 195,261
0.0
731,318
(3)(6)
Ginnie Mae 2010-
116 NS, 1.207%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 46,425
0.0
2,668,135
(3)(6)
Ginnie Mae 2010-
116 SK, 1.167%,
(-1.000*TSFR1M +
6.506%),
08/20/2040 206,872
0.0
1,045,501
(3)(6)
Ginnie Mae 2010-
14 SB, 1.347%,
(-1.000*TSFR1M +
6.686%),
11/20/2035 94,773
0.0
1,410,324
(3)(6)
Ginnie Mae 2010-
149 HS, 0.657%,
(-1.000*TSFR1M +
5.986%),
05/16/2040 12,517
0.0
297,077  Ginnie Mae 2010-
164 MD, 4.000%,
12/20/2040 281,955
0.0
1,051,599
(6)
Ginnie Mae 2010-168
BI, 5.000%,
04/20/2040 162,756
0.0
650,224
(3)(6)
Ginnie Mae 2010-
68 MS, 0.397%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 47,857
0.0
687,528
(6)
Ginnie Mae 2010-99
IT, 5.000%,
08/16/2040 88,387
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
824,884  Ginnie Mae 2011-52
PA, 4.250%,
02/16/2041 $ 806,333
0.0
1,529,238
(3)(6)
Ginnie Mae 2011-
72 SA, 0.192%,
(-1.000*TSFR1M +
5.236%),
05/16/2041 87,573
0.0
146,073
(6)
Ginnie Mae 2012-91
QI, 4.500%,
09/20/2041 11,926
0.0
572,242  Ginnie Mae 2013-
116 KB, 3.500%,
12/20/2042 553,665
0.0
2,836,611
(6)
Ginnie Mae 2013-167
PI, 5.500%,
11/20/2043 438,403
0.0
7,815,177  Ginnie Mae 2013-170
ZD, 2.500%,
11/16/2043 6,723,976
0.1
67,230  Ginnie Mae 2013-27
KA, 2.250%,
02/20/2043 60,250
0.0
343,342  Ginnie Mae 2013-69
KA, 1.250%,
08/20/2042 296,108
0.0
37,099
(6)
Ginnie Mae 2014-10
GI, 4.500%,
01/16/2029 384
0.0
2,172,958
(3)(6)
Ginnie Mae 2014-
185 SB, 0.147%,
(-1.000*TSFR1M +
5.486%),
12/20/2044 128,199
0.0
1,366,139
(3)(6)
Ginnie Mae 2014-
3 QS, 0.697%,
(-1.000*TSFR1M +
6.036%),
03/20/2043 57,790
0.0
3,683,569
(3)(6)
Ginnie Mae 2014-
3 SU, 0.597%,
(-1.000*TSFR1M +
5.936%),
07/20/2039 278,802
0.0
2,047,302
(3)(6)
Ginnie Mae 2014-
56 SP, 0.757%,
(-1.000*TSFR1M +
6.086%),
12/16/2039 121,176
0.0
5,128,220
(3)(6)
Ginnie Mae 2014-
58 SG, 0.157%,
(-1.000*TSFR1M +
5.486%),
04/16/2044 226,603
0.0
14,720,855
(3)(6)
Ginnie Mae 2015-
110 MS, 0.257%,
(-1.000*TSFR1M +
5.596%),
08/20/2045 1,176,373
0.0
926,486  Ginnie Mae 2015-27
PB, 3.000%,
08/20/2044 899,765
0.0
13,259,797
(3)(6)
Ginnie Mae 2016-
160 GS, 0.647%,
(-1.000*TSFR1M +
5.986%),
11/20/2046 1,214,120
0.0
372,506  Ginnie Mae 2016-44
JA, 3.500%,
03/20/2046 334,880
0.0
28,140,970
(3)(6)
Ginnie Mae 2016-
6 SB, 0.197%,
(-1.000*TSFR1M +
5.536%),
01/20/2046 1,885,825
0.0
6,452,730
(3)(6)
Ginnie Mae 2017-
101 SA, 0.747%,
(-1.000*TSFR1M +
6.086%),
07/20/2047 691,241
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,922,103
(3)(6)
Ginnie Mae 2017-
163 SH, 0.747%,
(-1.000*TSFR1M +
6.086%),
11/20/2047 $ 1,531,149
0.0
4,605,544  Ginnie Mae 2018-1 LZ,
3.000%,
01/20/2048 3,521,087
0.1
347,761  Ginnie Mae 2018-104
HZ, 3.500%,
08/20/2048 252,344
0.0
1,073,688  Ginnie Mae 2018-
120 DE, 3.500%,
09/20/2048 978,994
0.0
208,088  Ginnie Mae 2018-
122 GZ, 3.500%,
09/20/2048 159,445
0.0
1,447,572  Ginnie Mae 2018-126
A, 3.500%,
09/20/2048 1,302,793
0.0
208,769  Ginnie Mae 2018-147
KZ, 3.750%,
10/20/2048 164,821
0.0
13,842,881
(3)(6)
Ginnie Mae 2018-
167 CS, 0.647%,
(-1.000*TSFR1M +
5.986%),
12/20/2048 1,240,168
0.0
176,532  Ginnie Mae 2019-100
JB, 3.000%,
08/20/2049 128,645
0.0
532,322  Ginnie Mae 2019-
100 KB, 3.000%,
08/20/2049 387,132
0.0
1,349,931  Ginnie Mae 2019-
100 MC, 3.000%,
08/20/2049 960,170
0.0
84,136,357
(6)
Ginnie Mae 2019-129
AI, 3.500%,
10/20/2049 15,921,039
0.2
18,990,481
(3)(6)
Ginnie Mae 2019-
159 SM, 0.597%,
(-1.000*TSFR1M +
5.936%),
12/20/2049 2,064,478
0.0
1,081,376  Ginnie Mae 2019-
23 NG, 3.500%,
02/20/2049 813,770
0.0
71,326  Ginnie Mae 2019-54
AB, 3.000%,
04/20/2049 53,739
0.0
798,785  Ginnie Mae 2019-
78 MB, 3.000%,
06/20/2049 578,824
0.0
416,445  Ginnie Mae 2019-89
KB, 3.000%,
07/20/2049 304,239
0.0
299,424  Ginnie Mae 2019-
89 WB, 3.000%,
07/20/2049 214,085
0.0
75,229,380
(6)
Ginnie Mae 2020-187
BI, 2.500%,
12/20/2050 10,687,274
0.1
19,377,743
(6)
Ginnie Mae 2020-188
PI, 3.500%,
06/20/2050 3,462,504
0.1
18,229,219
(3)(6)
Ginnie Mae 2020-
32 SG, 0.647%,
(-1.000*TSFR1M +
5.986%),
03/20/2050 1,915,455
0.0
15,544,002
(3)(6)
Ginnie Mae 2020-
34 SQ, 0.597%,
(-1.000*TSFR1M +
5.936%),
10/20/2049 1,531,493
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
27,816,398
(3)(6)
Ginnie Mae 2020-
46 BS, 0.336%,
(-1.000*TSFR1M +
3.236%),
04/20/2050 $ 400,080
0.0
14,114,623
(3)(6)
Ginnie Mae 2020-
77 JS, 0.647%,
(-1.000*TSFR1M +
5.986%),
10/20/2048 1,064,197
0.0
82,920,228
(6)
Ginnie Mae 2021-139
PI, 2.500%,
08/20/2051 11,356,895
0.2
31,222,546
(6)
Ginnie Mae 2021-57
IG, 3.500%,
09/20/2050 5,960,140
0.1
1,845,948  Ginnie Mae 2023-99
DV, 5.000%,
07/20/2034 1,824,036
0.0
290,309
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 254,399
0.0
465,600
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 407,542
0.0
1,161,293
(1)(3)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 1,014,461
0.0
309,550
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 283,978
0.0
2,760,102
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B3, 4.372%,
11/25/2049 2,483,374
0.0
1,040,077
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.945%,
03/25/2050 930,349
0.0
1,498,311
(1)(3)
GS Mortgage-Backed
Securities Corp.
Trust 2020-PJ3 B2A,
3.423%,
10/25/2050 1,270,997
0.0
923,385
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2020-PJ3 B4, 3.423%,
10/25/2050 732,661
0.0
1,388,977
(1)(3)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.378%,
04/25/2052 1,071,636
0.0
3,516,468
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 3,494,243
0.1
2,079,782
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ6 B2, 6.941%,
04/25/2054 2,124,690
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,491,352
(1)(3)
GS Mortgage-Backed
Securities Trust 2024-
PJ1 B2, 7.254%,
06/25/2054 $ 1,555,033
0.0
112,283  GSR Mortgage Loan
Trust 2007-1F 3A13,
6.000%,
01/25/2037 67,983
0.0
1,362,375
(3)
HarborView Mortgage
Loan Trust 2007-5
A1A, 5.833%, (TSFR1M
+ 0.494%),
09/19/2037 1,114,373
0.0
39,327
(3)
HomeBanc Mortgage
Trust 2004-1 2A,
6.320%, (TSFR1M +
0.974%),
08/25/2029 37,526
0.0
385,304
(3)
Impac CMB Trust Series
2005-1 M1, 6.150%,
(TSFR1M + 0.804%),
04/25/2035 349,352
0.0
2,000,000
(1)(3)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 1,443,984
0.0
1,458,240
(3)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
5.880%, (TSFR1M +
0.534%),
02/25/2046 997,257
0.0
42,407
(1)(3)
J.P. Morgan Mortgage
Trust 2019-2 A3,
3.952%,
08/25/2049 39,458
0.0
2,153,927
(1)(3)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.153%,
05/25/2052 1,651,199
0.0
2,274,063
(1)(3)
J.P. Morgan Mortgage
Trust 2023-8 B3,
6.334%,
02/25/2054 2,220,836
0.0
7,362,797
(1)(3)
J.P. Morgan Mortgage
Trust 2024-1 A9,
6.000%,
06/25/2054 7,225,991
0.1
304,495  JP Morgan Alternative
Loan Trust 2005-
S1 1A1, 5.500%,
12/25/2035 96,557
0.0
1,253,405
(3)
JP Morgan Mortgage
Trust 2005-A4 B1,
5.992%,
07/25/2035 1,141,866
0.0
903,471
(1)(3)
JP Morgan Mortgage
Trust 2017-1 B4,
3.449%,
01/25/2047 781,633
0.0
1,240,753
(1)(3)
JP Morgan Mortgage
Trust 2017-6 B3,
3.778%,
12/25/2048 1,091,369
0.0
1,751,103
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B1,
3.586%,
06/25/2048 1,535,571
0.0
1,685,508
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B2,
3.586%,
06/25/2048 1,475,576
0.0
2,227,389
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B3,
3.586%,
06/25/2048 1,954,612
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,920,181
(1)(3)
JP Morgan Mortgage
Trust 2018-4 B2,
3.711%,
10/25/2048 $ 1,690,426
0.0
2,637,542
(1)(3)
JP Morgan Mortgage
Trust 2018-9 B3,
4.250%,
02/25/2049 2,368,442
0.0
146,780
(1)(3)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 135,616
0.0
242,794
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 212,374
0.0
539,545
(1)(3)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 471,689
0.0
1,645,989
(1)(3)
JP Morgan Mortgage
Trust 2019-INV1 B3,
4.928%,
10/25/2049 1,539,837
0.0
761,443
(1)(3)
JP Morgan Mortgage
Trust 2020-1 A7,
3.500%,
06/25/2050 662,003
0.0
252,322
(1)(3)
JP Morgan Mortgage
Trust 2020-2 A15,
3.500%,
07/25/2050 219,803
0.0
280,612
(1)(3)
JP Morgan Mortgage
Trust 2020-3 A15,
3.500%,
08/25/2050 243,158
0.0
1,957,970
(1)(3)
JP Morgan Mortgage
Trust 2020-5 B3,
3.570%,
12/25/2050 1,629,399
0.0
900,913
(1)(3)
JP Morgan Mortgage
Trust 2020-8 B2,
3.501%,
03/25/2051 760,364
0.0
200,907
(1)(3)
JP Morgan Mortgage
Trust 2020-INV1 A3,
3.500%,
08/25/2050 175,401
0.0
1,394,120
(1)(3)
JP Morgan Mortgage
Trust 2023-10 B3,
6.498%,
05/25/2054 1,333,456
0.0
3,988,162
(1)(3)
JP Morgan Mortgage
Trust 2024-2 A9,
6.500%,
08/25/2054 3,982,742
0.1
12,084,414
(3)(6)
Lehman Mortgage Trust
2006-7 2A4, 1.090%,
(-1.000*TSFR1M +
6.436%),
11/25/2036 1,159,304
0.0
8,357,893
(3)(6)
Lehman Mortgage Trust
2006-9 2A5, 1.160%,
(-1.000*TSFR1M +
6.506%),
01/25/2037 757,481
0.0
227,014
(1)(3)
MFA Trust 2020-NQM3
A3, 1.632%,
01/26/2065 208,581
0.0
1,100,000
(1)(3)
Mill City Mortgage Loan
Trust 2017-1 M2,
3.250%,
11/25/2058 1,062,114
0.0
3,300,449
(1)(3)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 3,090,650
0.1
2,482,000
(1)(3)
Mill City Mortgage Trust
2015-2 B2, 3.708%,
09/25/2057 2,222,403
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000
(1)(3)
Morgan Stanley
Residential Mortgage
Loan Trust 2020-
1 A5A, 2.500%,
12/25/2050 $ 668,229
0.0
4,718,170
(1)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B1,
7.199%,
03/25/2054 5,003,171
0.1
1,804,743
(1)(3)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 1,719,685
0.0
602,010
(1)(3)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 573,617
0.0
1,000,000
(1)(3)
Oaktown Re VI Ltd.
2021-1A M1C, 8.335%,
(SOFR30A + 3.000%),
10/25/2033 1,016,511
0.0
6,000,000
(1)(3)
Oaktown Re VII Ltd.
2021-2 M1C, 8.685%,
(SOFR30A + 3.350%),
04/25/2034 6,123,823
0.1
76,397
(1)(3)
OBX Trust 2019-
EXP1 1A3, 4.000%,
01/25/2059 73,300
0.0
286,003
(1)(3)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 259,053
0.0
1,507,851,462
(1)(6)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 6,126,024
0.1
61,671  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 51,718
0.0
1,158,593
(1)(3)
Provident Funding
Mortgage Trust 2020-1
B3, 3.245%,
02/25/2050 947,326
0.0
7,705,904
(1)(3)
Radnor RE Ltd. 2021-
1 M1C, 8.035%,
(SOFR30A + 2.700%),
12/27/2033 7,806,830
0.1
675,653
(1)(3)
RCKT Mortgage Trust
2019-1 A13, 3.500%,
09/25/2049 590,634
0.0
891,985
(1)(3)
RCKT Mortgage Trust
2019-1 B4, 3.877%,
09/25/2049 742,210
0.0
32,287,103
(3)
Seasoned Credit Risk
Transfer Trust 2017-4
HT, 3.250%,
06/25/2057 28,663,525
0.4
200,606
(1)(3)
Seasoned Credit Risk
Transfer Trust Series
2016-1 M2, 3.750%,
09/25/2055 182,400
0.0
3,333,797  Seasoned Credit Risk
Transfer Trust Series
2018-2 HT, 3.000%,
11/25/2057 2,873,075
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,631,019  Seasoned Credit Risk
Transfer Trust Series
2018-2 MV, 3.500%,
11/25/2057 $ 6,889,122
0.1
3,432,630  Seasoned Credit Risk
Transfer Trust Series
2018-3 HT, 3.000%,
08/25/2057 2,936,869
0.1
2,703,700  Seasoned Credit Risk
Transfer Trust Series
2018-4 HT, 3.000%,
03/25/2058 2,297,583
0.0
3,095,676  Seasoned Credit Risk
Transfer Trust Series
2019-1 HT, 3.000%,
07/25/2058 2,655,982
0.0
1,577,742  Seasoned Credit Risk
Transfer Trust Series
2019-2 HT, 3.000%,
08/25/2058 1,352,621
0.0
718,432  Seasoned Credit Risk
Transfer Trust Series
2019-3 HT, 3.000%,
10/25/2058 614,744
0.0
1,766,218  Seasoned Credit Risk
Transfer Trust Series
2019-3 MA, 3.500%,
10/25/2058 1,645,087
0.0
809,263  Seasoned Credit Risk
Transfer Trust Series
2019-4 M55D, 4.000%,
02/25/2059 739,061
0.0
80,156  Seasoned Credit Risk
Transfer Trust Series
2020-3 TTU, 2.500%,
05/25/2060 72,029
0.0
32,340,000  Seasoned Loans
Structured Transaction
Trust Series 2019-
3 A2C, 2.750%,
11/25/2029 28,805,668
0.4
836,740
(1)(3)
Sequoia Mortgage Trust
2015-2 B3, 3.757%,
05/25/2045 702,230
0.0
982,625
(1)(3)
Sequoia Mortgage Trust
2015-3 B3, 3.725%,
07/25/2045 705,258
0.0
627,512
(1)(3)
Sequoia Mortgage Trust
2017-5 B3, 3.783%,
08/25/2047 554,134
0.0
126,644
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 115,676
0.0
2,206,944
(1)
Sequoia Mortgage
Trust 2018-CH1 B2B,
4.438%,
03/25/2048 2,037,242
0.0
545,424
(1)(3)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 473,940
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
64,870
(1)(3)
Sequoia Mortgage Trust
2019-CH2 A1, 4.500%,
08/25/2049 $ 63,791
0.0
1,824,337
(1)(3)
Sequoia Mortgage Trust
2020-2 B2, 3.635%,
03/25/2050 1,565,596
0.0
2,773,974
(1)(3)
Sequoia Mortgage Trust
2020-3 B2, 3.315%,
04/25/2050 2,330,188
0.0
1,056,081
(1)(3)
Sequoia Mortgage Trust
2021-5 A19, 2.500%,
07/25/2051 830,050
0.0
940,563
(1)(3)
Sequoia Mortgage Trust
2021-5 B3, 3.050%,
07/25/2051 734,429
0.0
1,406,640
(1)(3)
Sequoia Mortgage Trust
2024-3 A19, 6.000%,
04/25/2054 1,380,504
0.0
1,644,844
(1)(3)
Shellpoint Co-Originator
Trust 2017-2 B2,
3.643%,
10/25/2047 1,467,051
0.0
1,000,000
(1)(3)
Starwood Mortgage
Residential Trust
2022-2 M1, 4.200%,
02/25/2067 773,563
0.0
2,101,130
(1)(3)
TIAA Bank Mortgage
Loan Trust 2018-2 B2,
3.660%,
07/25/2048 1,846,172
0.0
1,400,000
(1)(3)
Towd Point Mortgage
Trust 2015-2 1B1,
3.757%,
11/25/2060 1,356,577
0.0
2,640,000
(1)(3)
Towd Point Mortgage
Trust 2015-2 2B2,
4.882%,
11/25/2057 2,571,583
0.0
4,200,266
(1)(3)
Towd Point Mortgage
Trust 2016-2 M1,
3.000%,
08/25/2055 4,070,401
0.1
3,200,000
(1)(3)
Towd Point Mortgage
Trust 2017-1 M1,
3.750%,
10/25/2056 3,066,018
0.1
2,200,000
(1)(3)
Towd Point Mortgage
Trust 2017-3 M1,
3.500%,
07/25/2057 2,059,960
0.0
9,307,858
(1)(3)
Triangle Re Ltd.
2021-3 M1B, 8.235%,
(SOFR30A + 2.900%),
02/25/2034 9,402,962
0.1
300,960
(3)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A1,
6.321%,
10/20/2035 288,477
0.0
1,060,924
(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 A1C3,
6.480%, (TSFR1M +
1.134%),
08/25/2045 1,001,211
0.0
37,857,761
(3)(6)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X, 1.410%,
08/25/2045 37,693
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
215,056
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.478%,
10/25/2036 $ 189,521
0.0
154,230
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.796%,
10/25/2036 134,730
0.0
464,114
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR14 1A4,
4.003%,
11/25/2036 388,604
0.0
529,107
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR16 2A1,
4.355%,
12/25/2036 448,831
0.0
737,109
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR8 1A4,
4.394%,
08/25/2046 635,199
0.0
1,058,987
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.209%,
12/25/2036 916,760
0.0
288,398
(3)
WaMu Mortgage Pass-
Through Certificates
2007-HY3 1A1,
3.828%,
03/25/2037 225,655
0.0
1,854,306
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 6.265%,
06/25/2034 1,743,831
0.0
724,013
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 6.440%,
(TSFR1M + 1.094%),
10/25/2045 679,270
0.0
1,223,238
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 2A3, 4.355%,
12/25/2036 1,037,648
0.0
879,490
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-10 2A3, 5.750%,
(TSFR1M + 1.014%),
11/25/2035 744,106
0.0
504,511  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-5 CB3, 5.500%,
07/25/2035 449,110
0.0
2,906,380
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 6.113%,
(12MTA + 0.960%),
08/25/2046 1,464,218
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
916,154
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2007-OC1 A4, 6.100%,
(TSFR1M + 0.754%),
01/25/2047 $ 830,677
0.0
224,272  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 196,111
0.0
442,224
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2007-OC1
A3, 5.920%, (TSFR1M
+ 0.574%),
01/25/2047 397,272
0.0
364,846
(3)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 5.890%, (TSFR1M
+ 0.544%),
06/25/2037 295,850
0.0
373,600  Wells Fargo Alternative
Loan Trust 2007-
PA3 3A1, 6.250%,
07/25/2037 312,924
0.0
112,137
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.170%,
04/25/2036 104,096
0.0
1,839,437
(1)(3)
Wells Fargo Mortgage
Backed Securities Trust
2019-4 B3, 3.518%,
09/25/2049 1,296,241
0.0
546,348
(1)(3)
WinWater Mortgage
Loan Trust 2015-5 B3,
3.754%,
08/20/2045 495,474
0.0
891,268
(1)(3)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.754%,
08/20/2045 796,184
0.0
Total Collateralized
Mortgage Obligations
(Cost $1,468,085,808)
1,335,459,674
15.9
ASSET-BACKED SECURITIES : 13.7%
Automobile Asset-Backed Securities : 0.5%
11,662,939
(1)(3)
Bayview Opportunity
Master Fund VII LLC
2024-CAR1 A, 6.435%,
(SOFR30A + 1.100%),
12/26/2031 11,705,370
0.1
14,950,000
(1)
Bayview Opportunity
Master Fund VII Trust
2024-SN1 A3, 5.660%,
03/15/2028 14,935,058
0.2
289,338  Santander Drive Auto
Receivables Trust
2020-2 D, 2.220%,
09/15/2026 288,882
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
2,092,883
(1)
Westlake Automobile
Receivables Trust
2021-2A C, 0.890%,
07/15/2026 $ 2,077,968
0.0
11,850,000
(1)
Westlake Automobile
Receivables Trust
2024-1A B, 5.550%,
11/15/2027 11,806,858
0.2
40,814,136
0.5
Home Equity Asset-Backed Securities : 0.1%
2,528,229
(1)(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 1,941,989
0.0
4,030,582
(3)
Freddie Mac Structured
Pass-Through
Certificates T-31 A7,
5.700%, (SOFR30A +
0.364%),
05/25/2031 4,018,029
0.1
2,587,384
(3)
GSAA Trust 2006-
7 AF2, 5.995%,
03/25/2046 953,912
0.0
122,895
(3)
HSI Asset Loan
Obligation Trust 2007-
WF1 A6, 4.486%,
12/25/2036 89,824
0.0
454,946
(3)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A3, 5.780%,
(TSFR1M + 0.434%),
02/25/2037 393,136
0.0
549,305
(3)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A4A, 5.920%,
(TSFR1M + 0.574%),
02/25/2037 477,248
0.0
691,057
(3)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.140%,
11/25/2035 681,140
0.0
8,555,278
0.1
Other Asset-Backed Securities : 12.0%
6,800,000
(1)(3)
AB BSL CLO 4 Ltd.
2023-4A A, 7.325%,
(TSFR3M + 2.000%),
04/20/2036 6,855,978
0.1
6,750,000
(1)(3)
AIG CLO LLC 2021-1A
C, 7.336%, (TSFR3M +
2.012%),
04/22/2034 6,760,854
0.1
1,019,905
(1)(3)(6)(7)
American Homes 4
Rent Trust 2015-
SFR1 XS, 3.232%,
04/17/2052 —
—

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
21,690,000
(1)(3)
AMMC CLO 25
Ltd. 2022-25A A1R,
6.679%, (TSFR3M +
1.350%),
04/15/2035 $ 21,706,268
0.3
15,366,985
(1)(3)
Apidos Clo Xxv 2016-
25A A1R2, 6.475%,
(TSFR3M + 1.150%),
10/20/2031 15,373,884
0.2
15,700,000
(1)(3)
Apidos CLO XXXII
2019-32A A1R,
6.443%, (TSFR3M +
1.100%),
01/20/2033 15,711,775
0.2
10,000,000
(1)(3)
Apidos CLO XXXV
2021-35A C, 7.236%,
(TSFR3M + 1.912%),
04/20/2034 9,992,100
0.1
2,029,500
(1)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 1,957,833
0.0
498,166
(1)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 473,517
0.0
915,616
(1)
Aqua Finance Trust
2020-AA A, 1.900%,
07/17/2046 848,600
0.0
5,264,019
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL3
A, 6.513%, (TSFR1M +
1.184%),
08/15/2034 5,222,362
0.1
5,100,000
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 6.793%, (TSFR1M +
1.464%),
11/15/2036 5,089,837
0.1
10,200,000
(1)(3)
ARES LII CLO Ltd.
2019-52A A1R,
6.636%, (TSFR3M +
1.312%),
04/22/2031 10,214,841
0.1
6,250,000
(1)(3)
Barings Clo Ltd.
2019-4A CR, 7.525%,
(TSFR3M + 2.200%),
07/15/2037 6,255,988
0.1
3,890,000
(1)(3)
Barings CLO Ltd.
2017-1A A2, 6.939%,
(TSFR3M + 1.612%),
07/18/2029 3,896,625
0.0
6,361,000
(1)(3)
Barings CLO Ltd.
2018-3A A2, 6.886%,
(TSFR3M + 1.562%),
07/20/2029 6,362,876
0.1
20,609,029
(1)(3)
Barings CLO Ltd.
2018-4A A1R, 6.479%,
(TSFR3M + 1.150%),
10/15/2030 20,618,303
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
450,000
(1)(3)
Benefit Street Partners
CLO VIII Ltd. 2015-
8A A1BR, 6.786%,
(TSFR3M + 1.462%),
01/20/2031 $ 450,415
0.0
5,000,000
(1)(3)
Benefit Street Partners
CLO XIV Ltd. 2018-14A
A2, 6.736%, (TSFR3M
+ 1.412%),
04/20/2031 5,001,310
0.1
20,100,000
(1)(3)
Benefit Street Partners
CLO XIX Ltd. 2019-19A
AR, 6.505%, (TSFR3M
+ 1.180%),
01/15/2033 20,097,407
0.2
4,600,000
(1)(3)
Benefit Street Partners
CLO XXIII Ltd. 2021-
23A C, 7.785%,
(TSFR3M + 2.462%),
04/25/2034 4,610,286
0.1
2,000,000
(1)(3)
BlueMountain CLO
Ltd. 2014-2A A2R2,
6.986%, (TSFR3M +
1.662%),
10/20/2030 1,999,812
0.0
20,314,392
(1)(3)
BlueMountain CLO
Ltd. 2016-3A A1R2,
6.522%, (TSFR3M +
1.200%),
11/15/2030 20,329,262
0.2
5,350,000
(1)(3)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.590%, (TSFR3M +
2.262%),
04/15/2034 5,314,128
0.1
3,150,000  BMO Mortgate Trust
2024-C9 A5, 5.759%,
07/15/2057 3,244,488
0.0
6,386,250
(1)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 6,067,691
0.1
7,570,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A AR,
6.756%, (TSFR3M +
1.432%),
07/20/2034 7,572,460
0.1
4,400,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A CR,
7.586%, (TSFR3M +
2.262%),
07/20/2034 4,405,359
0.0
5,000,000
(1)(3)
BSPRT Issuer Ltd.
2023-FL10 A, 7.588%,
(TSFR1M + 2.259%),
09/15/2035 5,030,279
0.1
6,600,000
(1)(3)
California Street CLO
IX L.P. 2012-9A CR3,
8.089%, (TSFR3M +
2.762%),
07/16/2032 6,557,701
0.1
4,091,960
(1)(3)
Carlyle Global Market
Strategies CLO
Ltd. 2014-1A A1R2,
6.549%, (TSFR3M +
1.232%),
04/17/2031 4,094,517
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,250,000
(1)(3)
Carlyle Global Market
Strategies CLO
Ltd. 2014-1A A2R2,
6.709%, (TSFR3M +
1.392%),
04/17/2031 $ 3,252,155
0.0
25,190,000
(1)(3)
Carlyle Global Market
Strategies CLO Ltd.
2015-4A A1RR,
6.545%, (TSFR3M +
1.220%),
07/20/2032 25,238,365
0.3
10,000,000
(1)(3)
Cedar Funding IV CLO
Ltd. 2014-4A CRR,
7.588%, (TSFR3M +
2.262%),
07/23/2034 10,019,290
0.1
11,200,000
(1)(3)
Cedar Funding VIII Clo
Ltd. 2017-8A A2R,
7.029%, (TSFR3M +
1.712%),
10/17/2034 11,215,198
0.1
37,149
(3)
Chase Funding Trust
Series 2003-5 2A2,
6.060%, (TSFR1M +
0.714%),
07/25/2033 36,285
0.0
6,246,340
(1)(3)
CIFC Funding Ltd.
2018-2A A1, 6.626%,
(TSFR3M + 1.302%),
04/20/2031 6,256,922
0.1
3,000,000
(1)(3)
CIFC Funding Ltd.
2019-6A A2R, 7.028%,
(TSFR3M + 1.700%),
07/16/2037 3,001,128
0.0
2,071,649
(1)
CLI Funding VI LLC
2020-1A A, 2.080%,
09/18/2045 1,868,056
0.0
6,503,096
(1)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 5,787,611
0.1
21,570,000
(1)(3)
Crestline Denali
CLO XVII Ltd. 2018-
1A ARR, 6.462%,
(TSFR3M + 1.130%),
10/15/2031 21,575,436
0.3
4,524,375
(1)
DB Master Finance LLC
2019-1A A23, 4.352%,
05/20/2049 4,294,755
0.0
2,333,625
(1)
DB Master Finance LLC
2019-1A A2II, 4.021%,
05/20/2049 2,261,173
0.0
2,510,875
(1)
Domino's Pizza Master
Issuer LLC 2018-
1A A2II, 4.328%,
07/25/2048 2,418,274
0.0
2,209,000
(1)
Driven Brands Funding
LLC 2018-1A A2,
4.739%,
04/20/2048 2,179,139
0.0
5,542,875
(1)
Driven Brands Funding
LLC 2019-1A A2,
4.641%,
04/20/2049 5,397,339
0.1
5,313,750
(1)
Driven Brands Funding
LLC 2021-1A A2,
2.791%,
10/20/2051 4,653,438
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,984,655
(1)(3)
Dryden 38 Senior Loan
Fund 2015-38A ARR,
6.479%, (TSFR3M +
1.150%),
07/15/2030 $ 3,987,699
0.0
6,400,000
(1)(3)
Dryden 49 Senior Loan
Fund 2017-49A CR,
7.639%, (TSFR3M +
2.312%),
07/18/2030 6,408,730
0.1
11,400,000
(1)(3)
Dryden 75 CLO
Ltd. 2019-75A CR2,
7.390%, (TSFR3M +
2.062%),
04/15/2034 11,196,989
0.1
8,000,000
(1)(3)
Eaton Vance Clo Ltd.
2015-1A A2R, 6.836%,
(TSFR3M + 1.512%),
01/20/2030 8,003,832
0.1
5,250,000
(1)
Five Guys Holdings,
Inc. 2023-1A A2,
7.549%,
01/26/2054 5,459,073
0.1
7,123,247
(1)(3)
FS Rialto 2021-FL3 A,
6.693%, (TSFR1M +
1.364%),
11/16/2036 7,092,773
0.1
19,445,000
(1)(3)
Galaxy XXVI CLO Ltd.
2018-26A AR, 6.497%,
(TSFR3M + 1.170%),
11/22/2031 19,455,578
0.2
4,702,500
(1)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 4,740,820
0.1
465,139
(1)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 430,018
0.0
450,626
(1)
HERO Funding Trust
2016-2A A, 3.750%,
09/20/2041 413,003
0.0
1,130,270
(1)
HERO Funding Trust
2016-4A A2, 4.290%,
09/20/2047 1,045,919
0.0
6,000,000
(1)(3)
LCM 26 Ltd. 26A A2,
6.836%, (TSFR3M +
1.512%),
01/20/2031 6,003,072
0.1
7,980,000
(1)(3)
LCM 30 Ltd. 30A AR,
6.666%, (TSFR3M +
1.342%),
04/20/2031 7,986,935
0.1
5,000,000
(1)(3)
LCM XVIII L.P. 18A
A2R, 6.806%, (TSFR3M
+ 1.482%),
04/20/2031 4,994,475
0.1
11,900,000
(1)(3)
LCM XXIV Ltd. 24A
CR, 7.486%, (TSFR3M
+ 2.162%),
03/20/2030 11,889,897
0.1
7,621,303
(1)
Loanpal Solar Loan Ltd.
2021-2GS A, 2.220%,
03/20/2048 5,994,356
0.1
6,150,000
(1)(3)
Madison Park Funding
XLVIII Ltd. 2021-48A
C, 7.588%, (TSFR3M +
2.262%),
04/19/2033 6,177,355
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
6,250,000
(1)(3)
Madison Park Funding
XXI Ltd. 2016-21A
ABRR, 6.990%,
(TSFR3M + 1.662%),
10/15/2032 $ 6,253,163
0.1
1,400,000
(1)(3)
Madison Park Funding
XXVII Ltd. 2018-27A
B, 7.386%, (TSFR3M +
2.062%),
04/20/2030 1,401,579
0.0
13,249,175
(1)(3)
Magnetite XII Ltd.
2015-12A AR4,
6.479%, (TSFR3M +
1.150%),
10/15/2031 13,259,111
0.2
31,780,000
(1)(3)
Magnetite XXXI Ltd.
2021-31A A1, 6.690%,
(TSFR3M + 1.362%),
07/15/2034 31,799,036
0.4
14,700,000
(1)(3)
Marble Point CLO XIX
Ltd. 2020-3A AR,
6.988%, (TSFR3M +
1.400%),
01/19/2034 14,727,151
0.2
10,000,000
(1)(3)
MF1 Ltd. 2021-FL6
AS, 6.896%, (TSFR1M
+ 1.564%),
07/16/2036 9,847,392
0.1
5,949,531
(1)(3)
MF1 Ltd. 2022-FL8 A,
6.689%, (TSFR1M +
1.350%),
02/19/2037 5,925,225
0.1
4,000,000
(1)(3)
MF1 Ltd. 2023-FL12
A, 7.405%, (TSFR1M +
2.066%),
10/19/2038 4,023,082
0.0
6,000,000
(1)(3)
MF1 Ltd. 2024-FL14
A, 7.076%, (TSFR1M +
1.737%),
03/19/2039 6,018,608
0.1
5,500,000  MF1 Ltd. 2024-FL15
A, 6.988%, (TSFR1M +
1.688%),
08/18/2041 5,486,250
0.1
607,118
(1)
Mill City Solar Loan Ltd.
2019-1A A, 4.340%,
03/20/2043 558,939
0.0
3,113,346
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 2,767,468
0.0
2,088,928
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 1,925,659
0.0
3,554,835
(1)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 3,272,358
0.0
457,023
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 399,949
0.0
2,626,149
(1)
Mosaic Solar Loan Trust
2019-2A A, 2.880%,
09/20/2040 2,300,173
0.0
3,264,029
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 2,792,268
0.0
6,551,544
(1)
Mosaic Solar Loan Trust
2020-2A A, 1.440%,
08/20/2046 5,500,926
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,906,608
(1)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 $ 2,267,043
0.0
8,540,050
(1)
Mosaic Solar Loan Trust
2024-2A A, 5.600%,
04/22/2052 8,322,635
0.1
1,239,538
(1)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 1,157,294
0.0
6,344,893
(1)
Mosaic Solar Loans
LLC 2024-1A A,
5.500%,
09/20/2049 6,292,903
0.1
9,100,000
(1)(3)
Neuberger Berman
CLO XVII Ltd. 2014-
17A AR3, 6.733%,
(TSFR3M + 1.400%),
07/22/2038 9,106,825
0.1
5,890,000
(1)(3)
OCP Clo Ltd. 2019-17A
A1R, 6.626%, (TSFR3M
+ 1.302%),
07/20/2032 5,893,964
0.1
6,010,000
(1)(3)
OCP Clo Ltd. 2019-
17A AR2, (TSFR3M +
1.400%),
07/20/2037 6,014,508
0.1
13,850,000
(1)(3)
Octagon Investment
Partners 29 Ltd. 2016-
1A A1R2, 6.741%,
(TSFR3M + 1.420%),
07/18/2037 13,860,388
0.2
3,500,000
(1)(3)
Octagon Investment
Partners 32 Ltd.
2017-1A CR, 7.640%,
(TSFR3M + 2.312%),
07/15/2029 3,504,214
0.0
4,060,000
(1)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 6.938%,
(TSFR3M + 1.612%),
07/19/2030 4,062,196
0.0
6,000,000
(1)(3)
Octagon Investment
Partners XXI Ltd.
2014-1A BR3, 7.334%,
(TSFR3M + 2.012%),
02/14/2031 6,011,298
0.1
5,750,000
(1)(3)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.489%, (TSFR3M +
2.162%),
01/18/2034 5,754,870
0.1
6,700,000
(1)(3)
OHA Credit Funding
9 Ltd. 2021-9A C,
7.488%, (TSFR3M +
2.162%),
07/19/2035 6,711,410
0.1
10,700,000
(1)(3)
OHA Credit Partners
VII Ltd. 2012-7A CR3,
7.387%, (TSFR3M +
2.062%),
02/20/2034 10,719,859
0.1
565,902
(1)
Pagaya AI Debt
Selection Trust 2021-
HG1 A, 1.220%,
01/16/2029 556,527
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
560,250
(1)
Pagaya AI Debt Trust
2022-1 A, 2.030%,
10/15/2029 $ 557,716
0.0
5,800,000
(1)(3)
Palmer Square CLO
Ltd. 2021-1A B,
7.286%, (TSFR3M +
1.962%),
04/20/2034 5,805,092
0.1
7,550,000
(1)(3)
Palmer Square CLO
Ltd. 2021-3A A2,
6.990%, (TSFR3M +
1.662%),
01/15/2035 7,554,719
0.1
53,832
(3)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.416%,
01/25/2036 53,094
0.0
4,873,250
(1)
Primrose Funding LLC
2019-1A A2, 4.475%,
07/30/2049 4,711,331
0.1
6,000,000
(1)(3)
Rad CLO 6 Ltd.
2019-6A A2, 7.436%,
(TSFR3M + 2.112%),
01/20/2033 6,007,914
0.1
9,150,000
(1)(3)
Rockland Park CLO Ltd.
2021-1A C, 7.486%,
(TSFR3M + 2.162%),
04/20/2034 9,166,635
0.1
5,735,625
(1)
Servpro Master Issuer
LLC 2024-1A A2,
6.174%,
01/25/2054 5,790,335
0.1
1,598,279
(1)
SoFi Consumer Loan
Program Trust 2021-1
C, 1.610%,
09/25/2030 1,582,486
0.0
7,020,167
(1)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 6,676,156
0.1
3,890,000
(1)
Sonic Capital LLC
2021-1A A2II, 2.636%,
08/20/2051 3,126,681
0.0
18,000,000
(1)(3)
Sound Point Clo XVI
Ltd. 2017-2A CR,
7.785%, (TSFR3M +
2.462%),
07/25/2030 17,897,292
0.2
9,950,000
(1)(3)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
7.885%, (TSFR3M +
2.562%),
04/25/2034 9,958,955
0.1
27,410,000
(1)(3)
Sound Point CLO
XXVIII Ltd. 2020-3A
A1R, 6.604%, (TSFR3M
+ 1.280%),
01/25/2032 27,452,677
0.3
5,500,000
(1)(3)
Southwick Park CLO
LLC 2019-4A A1R,
6.646%, (TSFR3M +
1.322%),
07/20/2032 5,508,470
0.1
4,040,185
(1)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 3,501,590
0.0
3,053,706
(1)
Sunnova Helios V
Issuer LLC 2021-A A,
1.800%,
02/20/2048 2,443,960
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
12,838,204
(1)
Sunnova Helios XI
Issuer LLC 2023-A A,
5.300%,
05/20/2050 $ 12,585,928
0.1
7,144,790
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 5,812,410
0.1
8,380,622
(1)
Sunnova Sol III Issuer
LLC 2021-1 A,
2.580%,
04/28/2056 6,902,302
0.1
4,332,628
(1)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 4,076,194
0.0
4,188,063
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 3,860,532
0.0
3,174,897
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 2,944,283
0.0
16,340,000
(1)(3)
Symphony CLO XVI
Ltd. 2015-16A ARR,
6.523%, (TSFR3M +
1.200%),
10/15/2031 16,355,131
0.2
18,387,692
(1)(3)
Symphony CLO XX
Ltd. 2018-20A AR2,
6.437%, (TSFR3M +
1.100%),
01/16/2032 18,401,483
0.2
8,450,000
(1)(3)
Symphony CLO XXVI
Ltd. 2021-26A CR,
7.586%, (TSFR3M +
2.262%),
04/20/2033 8,338,857
0.1
5,000,000
(1)(3)
TCW CLO Ltd. 2017-
1A A2RR, 7.036%,
(TSFR3M + 1.712%),
10/29/2034 5,007,655
0.1
13,150,000
(1)(3)
TCW CLO Ltd. 2021-1A
C, 7.486%, (TSFR3M +
2.162%),
03/18/2034 13,169,764
0.2
13,950,000
(1)(3)
Texas Debt Capital
CLO Ltd. 2023-1A A,
7.125%, (TSFR3M +
1.800%),
04/20/2036 14,025,149
0.2
5,336,000
(1)
Textainer Marine
Containers Ltd.
2021-3A A, 1.940%,
08/20/2046 4,598,080
0.1
4,510,000
(1)
Textainer Marine
Containers VII Ltd.
2021-1A A, 1.680%,
02/20/2046 3,995,458
0.0
25,887,837
(1)(3)
THL Credit Wind River
CLO Ltd. 2015-
1A A1R3, 6.525%,
(TSFR3M + 1.200%),
10/20/2030 25,904,508
0.3
27,410,000
(1)(3)
TIAA CLO I Ltd. 2016-
1A ARR, 6.575%,
(TSFR3M + 1.250%),
07/20/2031 27,443,303
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
4,500,000
(1)
Trafigura Securitisation
Finance PLC 2021-1A
A2, 1.080%,
01/15/2025 $ 4,494,069
0.1
12,450,000
(1)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 12,499,001
0.1
15,223,000
(1)(3)
Venture 37 CLO Ltd.
2019-37A A1RR,
6.590%, (TSFR3M +
1.250%),
07/15/2032 15,228,008
0.2
3,449,812
(1)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 3,247,265
0.0
10,000,000
(1)(3)
Wind River CLO Ltd.
2021-1A C, 7.536%,
(TSFR3M + 2.212%),
04/20/2034 9,877,980
0.1
15,414,125
(1)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 13,698,468
0.2
1,011,607,046
12.0
Student Loan Asset-Backed Securities : 1.1%
265,915
(1)
Commonbond Student
Loan Trust 2016-B B,
4.000%,
10/25/2040 244,417
0.0
541,091
(1)
Commonbond Student
Loan Trust-GS 2017-
BGS B, 3.260%,
09/25/2042 475,454
0.0
69,007
(1)
Commonbond Student
Loan Trust-GS 2018-
AGS C, 3.820%,
02/25/2044 57,062
0.0
2,821,545
(1)
Commonbond Student
Loan Trust-GS 2020-
AGS A, 1.980%,
08/25/2050 2,465,135
0.0
1,498,182
(1)(3)
ELFI Graduate Loan
Program LLC 2021-A
B, 2.090%,
12/26/2046 1,223,187
0.0
251,884
(1)
Laurel Road Prime
Student Loan Trust
2017-B BFX, 3.020%,
08/25/2042 248,621
0.0
3,888,276
(1)
Laurel Road Prime
Student Loan Trust
2020-A A2FX, 1.400%,
11/25/2050 3,518,221
0.0
2,041,512
(1)
Navient Private
Education Refi Loan
Trust 2020-DA A,
1.690%,
05/15/2069 1,875,935
0.0
2,463,840
(1)
Navient Private
Education Refi Loan
Trust 2020-GA A,
1.170%,
09/16/2069 2,229,815
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
4,432,980
(1)
Navient Private
Education Refi Loan
Trust 2021-BA A,
0.940%,
07/15/2069 $ 3,899,678
0.1
1,850,000
(1)
Navient Private
Education Refi Loan
Trust 2021-FA B,
2.120%,
02/18/2070 1,190,361
0.0
2,700,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 2,352,761
0.0
1,450,000
(1)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 1,385,411
0.0
12,786,731
(1)
SMB Private Education
Loan Trust 2019-
B A2A, 2.840%,
06/15/2037 12,201,955
0.2
2,353,382
(1)
SMB Private Education
Loan Trust 2023-
A A1A, 5.380%,
01/15/2053 2,349,551
0.0
22,687,086
(1)
SMB Private Education
Loan Trust-A 2020-
PTA A2A, 1.600%,
09/15/2054 20,694,259
0.3
3,250,000
(1)
Sofi Professional Loan
Program LLC 2018-A
B, 3.610%,
02/25/2042 2,976,213
0.0
3,000,000
(1)
Sofi Professional Loan
Program LLC 2019-
B BFX, 3.730%,
08/17/2048 2,657,856
0.0
3,900,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 3,561,436
0.1
8,000,000
(1)
Sofi Professional
Loan Program Trust
2018-B BFX, 3.830%,
08/25/2047 7,344,166
0.1
2,521,972
(1)
Sofi Professional Loan
Program Trust 2018-
C A2FX, 3.590%,
01/25/2048 2,454,527
0.0
1,178,018
(1)
Sofi Professional Loan
Program Trust 2018-
D A2FX, 3.600%,
02/25/2048 1,145,589
0.0
5,800,000
(1)
SoFi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 5,307,219
0.1
6,000,000
(1)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 5,486,687
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
5,999,639
(1)
SoFi Professional
Loan Program Trust
2020-C AFX, 1.950%,
02/15/2046 $ 5,486,383
0.1
92,831,899
1.1
Total Asset-Backed
Securities
(Cost $1,177,574,462)
1,153,808,359
13.7
COMMERCIAL MORTGAGE-BACKED SECURITIES : 9.0%
2,518,347
(1)(3)
ACRES Commercial
Realty Ltd. 2021-FL1
A, 6.643%, (TSFR1M +
1.314%),
06/15/2036 2,506,432
0.0
11,831,576
(1)(3)
AREIT LLC 2023-CRE8
A, 7.441%, (TSFR1M +
2.112%),
08/17/2041 11,879,502
0.1
5,000,000
(1)(3)
AREIT Ltd. 2024-CRE9
A, 7.015%, (TSFR1M +
1.686%),
05/17/2041 5,010,631
0.1
5,000,000
(1)(3)
ARES Commercial
Mortgage Trust
2024-IND A, 7.012%,
(TSFR1M + 1.692%),
07/15/2041 4,998,417
0.1
1,500,000
(1)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2029 1,510,246
0.0
4,656,000
(1)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 3,268,816
0.0
28,566,011
(3)(6)
BANK 2017-BNK4 XA,
1.495%,
05/15/2050 792,748
0.0
167,655,000
(3)(6)
BANK 2017-BNK8 XB,
0.229%,
11/15/2050 965,793
0.0
3,600,000
(1)
BANK 2017-BNK9 D,
2.800%,
11/15/2054 2,269,663
0.0
178,242,079
(3)(6)
BANK 2018-BN14 XA,
0.648%,
09/15/2060 2,915,880
0.0
19,110,000
(1)(3)(6)
BANK 2018-BN14 XD,
1.766%,
09/15/2060 1,086,966
0.0
22,947,854
(3)(6)
BANK 2019-BN16 XA,
1.096%,
02/15/2052 783,551
0.0
98,370,807
(3)(6)
BANK 2019-BN19 XA,
1.072%,
08/15/2061 3,640,713
0.0
1,000,000
(3)
BANK 2019-BN24 C,
3.634%,
11/15/2062 807,213
0.0
6,036,651
(3)(6)
BANK 2020-BN30 XA,
1.392%,
12/15/2053 363,792
0.0
5,000,000  BANK5 2024-5YR7
A3, 5.769%,
06/15/2057 5,075,091
0.1
525,000  BANK5 Trust 2024-
5YR6 A3, 6.225%,
05/15/2057 542,977
0.0
92,840,000
(1)(3)(6)
BBCCRE Trust 2015-
GTP XA, 0.749%,
08/10/2033 498,890
0.0
10,878,617
(3)(6)
BBCMS Mortgage Trust
2022-C17 XA, 1.325%,
09/15/2055 777,703
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,000,000  BBCMS Mortgage
Trust 2024-5C27 A3,
6.014%,
07/15/2057 $ 4,116,052
0.1
20,070,789
(3)(6)
BBCMS Trust 2021-
C10 XA, 1.402%,
07/15/2054 1,227,053
0.0
2,717,687
(1)(3)
BDS Ltd. 2021-FL10
A, 6.796%, (TSFR1M +
1.464%),
12/16/2036 2,713,210
0.0
4,000,000
(3)
Benchmark Mortgage
Trust 2018-B5 C,
4.755%,
07/15/2051 3,442,741
0.0
51,905,779
(3)(6)
Benchmark Mortgage
Trust 2019-B12 XA,
1.160%,
08/15/2052 2,072,240
0.0
34,695,028
(3)(6)
Benchmark Mortgage
Trust 2019-B9 XA,
1.181%,
03/15/2052 1,238,515
0.0
92,173,509
(3)(6)
Benchmark Mortgage
Trust 2020-B17 XA,
1.535%,
03/15/2053 4,356,268
0.1
108,014,875
(3)(6)
Benchmark Mortgage
Trust 2020-B19 XA,
1.871%,
09/15/2053 6,520,950
0.1
59,511,385
(3)(6)
Benchmark Mortgage
Trust 2020-B20 XA,
1.721%,
10/15/2053 3,661,584
0.0
47,190,118
(3)(6)
Benchmark Mortgage
Trust 2020-B21 XA,
1.554%,
12/17/2053 2,904,703
0.0
4,899,809
(3)(6)
Benchmark Mortgage
Trust 2021-B28 XA,
1.380%,
08/15/2054 303,916
0.0
2,250,000
(1)
Benchmark Mortgage
Trust 2021-B30 D,
2.000%,
11/15/2054 1,393,483
0.0
2,670,000
(3)
Benchmark Mortgage
Trust 2023-V3 A3,
6.363%,
07/15/2056 2,757,833
0.0
5,000,000
(3)
Benchmark Mortgage
Trust 2024-V7 A3,
6.228%,
05/15/2056 5,168,977
0.1
5,000,000
(1)(3)
BFLD Mortgage
Trust 2024-WRHS C,
7.741%, (TSFR1M +
2.441%),
08/15/2026 4,987,457
0.1
2,100,000
(1)(3)
BIG Commercial
Mortgage Trust 2022-
BIG B, 7.070%,
(TSFR1M + 1.741%),
02/15/2039 2,073,490
0.0
1,000,000
(1)(3)
BLP Commercial
Mortgage Trust 2023-
IND D, 8.569%,
(TSFR1M + 3.240%),
03/15/2040 992,656
0.0
2,500,000
(1)(3)
BLP Commercial
Mortgage Trust 2024-
IND2 C, 7.220%,
(TSFR1M + 1.891%),
03/15/2041 2,486,418
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
11,041,000
(1)(8)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 $ 8,078,600
0.1
5,414,000
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.445%,
05/25/2052 4,168,253
0.1
5,000,000
(1)(3)
BMP 2024-MF23 C,
7.170%, (TSFR1M +
1.841%),
06/15/2041 4,973,055
0.1
3,000,000
(1)(3)
BOCA Commercial
Mortgage Trust 2022-
BOCA A, 7.098%,
(TSFR1M + 1.770%),
05/15/2039 3,000,700
0.0
7,500,000
(1)(3)
BX 2024-BRVE A,
7.170%, (TSFR1M +
1.841%),
04/15/2026 7,495,884
0.1
6,000,000
(1)(3)
BX 2024-PALM A,
6.841%, (TSFR1M +
1.541%),
06/15/2037 5,982,431
0.1
5,302,500
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 7.614%,
(TSFR1M + 2.285%),
10/15/2036 5,202,061
0.1
4,000,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
IRON E, 7.793%,
(TSFR1M + 2.464%),
02/15/2038 3,811,206
0.0
3,099,268
(1)(3)
BX Commercial
Mortgage Trust 2021-
SOAR D, 6.843%,
(TSFR1M + 1.514%),
06/15/2038 3,061,690
0.0
1,898,475
(1)(3)
BX Commercial
Mortgage Trust 2021-
VOLT A, 6.143%,
(TSFR1M + 0.814%),
09/15/2036 1,876,121
0.0
750,108
(1)(3)
BX Commercial
Mortgage Trust 2021-
VOLT D, 7.093%,
(TSFR1M + 1.764%),
09/15/2036 739,586
0.0
1,500,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
VOLT F, 7.843%,
(TSFR1M + 2.514%),
09/15/2036 1,476,717
0.0
5,000,000
(1)(3)
BX Commercial
Mortgage Trust 2023-
VLT3 A, 7.269%,
(TSFR1M + 1.940%),
11/15/2028 4,972,516
0.1
5,000,000
(1)(3)
BX Commercial
Mortgage Trust 2023-
XL3 A, 7.090%,
(TSFR1M + 1.761%),
12/09/2040 5,011,559
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000
(1)(3)
BX Commercial
Mortgage Trust 2024-
KING A, 6.870%,
(TSFR1M + 1.541%),
05/15/2034 $ 5,011,097
0.1
5,000,000
(1)(3)
BX Commercial
Mortgage Trust 2024-
MDHS A, 6.970%,
(TSFR1M + 1.641%),
05/15/2041 4,996,381
0.1
5,981,000
(1)(3)
BX Commercial
Mortgage Trust
2024-MF D, 8.019%,
(TSFR1M + 2.690%),
02/15/2039 5,945,116
0.1
9,589,826
(1)(3)
BX Commercial
Mortgage Trust 2024-
XL5 C, 7.270%,
(TSFR1M + 1.941%),
03/15/2041 9,526,617
0.1
2,815,000
(1)(3)
BX Trust 2021-ARIA
B, 6.740%, (TSFR1M +
1.411%),
10/15/2036 2,777,572
0.0
3,800,000
(1)(3)
BX Trust 2021-LBA
EJV, 7.443%, (TSFR1M
+ 2.114%),
02/15/2036 3,700,341
0.0
1,423,458
(1)(3)
BX Trust 2021-LBA
EV, 7.443%, (TSFR1M
+ 2.114%),
02/15/2036 1,388,674
0.0
959,253
(1)(3)
BX Trust 2021-SDMF
E, 7.030%, (TSFR1M +
1.701%),
09/15/2034 932,024
0.0
800,758
(1)(3)
BX Trust 2022-FOX2
C, 6.638%, (TSFR1M +
1.309%),
04/15/2039 779,905
0.0
1,180,000
(1)(3)
BX Trust 2022-LBA6
C, 6.929%, (TSFR1M +
1.600%),
01/15/2039 1,175,608
0.0
1,250,000
(1)(3)
BX Trust 2022-LBA6
D, 7.329%, (TSFR1M +
2.000%),
01/15/2039 1,245,645
0.0
10,000,000
(1)(3)
BX Trust 2024-BIO B,
7.270%, (TSFR1M +
1.941%),
02/15/2041 9,964,216
0.1
1,788,439
(1)(3)
BX Trust 2024-CNYN
C, 7.270%, (TSFR1M +
1.941%),
04/15/2029 1,783,238
0.0
1,241,972
(1)(3)
BX Trust 2024-CNYN
D, 8.019%, (TSFR1M +
2.690%),
04/15/2029 1,233,091
0.0
5,000,000
(1)(3)
BX Trust 2024-VLT4
A, 6.811%, (TSFR1M +
1.491%),
07/15/2029 5,001,836
0.1
71,264,685
(3)(6)
CCUBS Commercial
Mortgage Trust 2017-
C1 XA, 1.160%,
11/15/2050 1,852,062
0.0
19,925,470
(3)(6)
CD Mortgage Trust
2016-CD1 XA, 1.478%,
08/10/2049 353,271
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
45,113,000
(1)(3)(6)
CD Mortgage Trust
2016-CD1 XB, 0.811%,
08/10/2049 $ 515,362
0.0
26,300,274
(3)(6)
CD Mortgage Trust
2017-CD4 XA, 1.376%,
05/10/2050 733,254
0.0
1,500,000
(3)
CFCRE Commercial
Mortgage Trust
2016-C7 C, 4.511%,
12/10/2054 1,312,447
0.0
3,000,000
(3)
Citigroup Commercial
Mortgage Trust 2015-
GC31 AS, 4.166%,
06/10/2048 2,765,339
0.0
5,000,000
(3)
Citigroup Commercial
Mortgage Trust 2015-
GC35 AS, 4.072%,
11/10/2048 4,624,701
0.1
3,000,000  Citigroup Commercial
Mortgage Trust 2016-
GC37 A4, 3.314%,
04/10/2049 2,882,113
0.0
35,331,180
(3)(6)
Citigroup Commercial
Mortgage Trust 2016-
P4 XA, 2.047%,
07/10/2049 961,464
0.0
63,319,333
(3)(6)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 1.126%,
10/12/2050 1,583,392
0.0
38,047,989
(3)(6)
Citigroup Commercial
Mortgage Trust 2017-
P8 XA, 1.006%,
09/15/2050 830,234
0.0
69,612,686
(3)(6)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.826%,
06/10/2051 1,557,034
0.0
2,230,000
(3)
Citigroup Commercial
Mortgage Trust 2020-
GC46 B, 3.150%,
02/15/2053 1,877,841
0.0
799,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT C, 6.048%,
10/12/2040 786,387
0.0
1,000,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT D, 6.048%,
10/12/2040 967,934
0.0
4,100,000
(1)(3)
CLNY Trust 2019-IKPR
A, 6.572%, (TSFR1M +
1.243%),
11/15/2038 4,038,211
0.1
27,260,000
(1)(3)(6)
COMM Mortgage Trust
2012-CR4 XB, 0.509%,
10/15/2045 242,993
0.0
1,133,642
(1)(3)
COMM Mortgage Trust
2013-CR10 E, 4.382%,
08/10/2046 1,016,789
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,922,000  COMM Mortgage
Trust 2014-UBS4 AM,
3.968%,
08/10/2047 $ 3,725,149
0.0
3,500,000
(3)
COMM Mortgage Trust
2015-CR27 B, 4.485%,
10/10/2048 3,296,204
0.0
3,000,000
(3)
COMM Mortgage Trust
2015-DC1 B, 4.035%,
02/10/2048 2,779,750
0.0
84,693,237
(1)(3)(6)
COMM Mortgage Trust
2015-PC1 XA, 0.508%,
07/10/2050 150,606
0.0
55,132,268
(3)(6)
COMM Mortgage
Trust 2016-CR28 XA,
0.779%,
02/10/2049 404,864
0.0
32,439,508
(3)(6)
COMM Mortgage
Trust 2017-COR2 XA,
1.305%,
09/10/2050 891,589
0.0
8,261,000
(1)(3)
COMM Mortgage Trust
2020-CBM F, 3.754%,
02/10/2037 7,866,679
0.1
1,722,193
(3)
Csail Commercial
Mortgage Trust 2015-
C2 AS, 3.849%,
06/15/2057 1,637,275
0.0
3,746,000
(3)
CSAIL Commercial
Mortgage Trust 2020-
C19 B, 3.476%,
03/15/2053 3,106,970
0.0
3,000,000
(3)
CSAIL Commercial
Mortgage Trust 2020-
C19 C, 3.734%,
03/15/2053 2,347,934
0.0
5,000,000
(1)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 5,131,730
0.1
7,000,000
(1)
DC Trust 2024-HLTN
A, 5.933%,
04/13/2028 6,913,866
0.1
2,500,000
(1)(3)
DK Trust 2024-SPBX
C, 7.279%, (TSFR1M +
1.950%),
03/15/2034 2,489,618
0.0
2,750,000
(1)(3)
DK Trust 2024-SPBX
D, 8.079%, (TSFR1M +
2.750%),
03/15/2034 2,740,481
0.0
2,000,000
(1)(3)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 6.038%,
01/15/2041 2,004,155
0.0
3,504,087
(1)(3)
Extended Stay America
Trust 2021-ESH E,
8.293%, (TSFR1M +
2.964%),
07/15/2038 3,502,376
0.0
10,063,099
(1)
Freddie Mac Multifamily
ML Certificates 2021-
ML11 XUS, 0.769%,
03/25/2038 491,430
0.0
15,235,451  Freddie Mac Multifamily
ML Certificates
US XUS, 1.846%,
07/25/2037 1,996,853
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
67,998,888
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.693%,
04/25/2030 $ 4,910,366
0.1
100,481,738
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K119 X1, 1.021%,
09/25/2030 4,506,691
0.1
40,780,441
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K123 X1, 0.861%,
12/25/2030 1,570,958
0.0
73,343,740
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K151 X1, 0.495%,
04/25/2030 1,234,375
0.0
13,256,820
(3)(6)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.628%,
05/25/2035 1,426,078
0.0
8,971,340
(1)(8)
FRR Re-REMIC
Trust 2018-C1 CK43,
0.000%,
02/27/2048 8,515,722
0.1
9,132,000
(1)(8)
GAM Re-REMIC
Trust 2021-FRR1 1B,
0.000%,
11/29/2050 7,245,300
0.1
15,763,000
(1)(8)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 12,330,939
0.1
11,035,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 8,799,760
0.1
18,282,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.000%,
11/27/2050 15,002,069
0.2
10,668,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 7,469,463
0.1
7,076,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 6,926,275
0.1
7,212,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 6,645,451
0.1
7,080,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 6,882,689
0.1
5,626,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK41,
0.000%,
10/27/2047 5,438,219
0.1
7,208,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 6,555,731
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
11,599,000
(1)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.393%,
09/27/2051 $ 9,157,635
0.1
8,825,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 8,403,747
0.1
10,728,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 10,144,909
0.1
6,689,324
(1)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.007%,
09/27/2051 6,134,004
0.1
7,409,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 4,953,589
0.1
8,821,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 8,353,175
0.1
8,724,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 7,739,028
0.1
6,900,000
(1)(3)
Great Wolf Trust 2024-
WOLF D, 8.219%,
(TSFR1M + 2.890%),
03/15/2039 6,919,221
0.1
5,000,000
(1)(3)
Greystone CRE Notes
Ltd. 2019-FL2 B,
7.043%, (TSFR1M +
1.714%),
09/15/2037 4,986,700
0.1
2,800,000
(1)(3)
GS Mortgage Securities
Corp. Trust 2021-
ARDN A, 6.693%,
(TSFR1M + 1.364%),
11/15/2036 2,769,412
0.0
12,672,763
(3)(6)
GS Mortgage Securities
Trust 2014-GC22 XA,
0.871%,
06/10/2047 10,250
0.0
5,000,000
(3)
GS Mortgage Securities
Trust 2015-GC30 AS,
3.777%,
05/10/2050 4,840,252
0.1
2,500,000
(3)
GS Mortgage Securities
Trust 2016-GS3 C,
4.105%,
10/10/2049 2,264,067
0.0
56,159,797
(3)(6)
GS Mortgage Securities
Trust 2016-GS4 XA,
0.686%,
11/10/2049 558,658
0.0
66,610,218
(3)(6)
GS Mortgage Securities
Trust 2017-GS6 XA,
1.154%,
05/10/2050 1,503,026
0.0
500,000
(3)
GS Mortgage Securities
Trust 2018-GS9 B,
4.321%,
03/10/2051 459,925
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
66,861,015
(3)(6)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.171%,
02/10/2052 $ 2,547,889
0.0
3,261,000  GS Mortgage Securities
Trust 2019-GC39 B,
3.970%,
05/10/2052 2,789,029
0.0
1,015,000  GS Mortgage Securities
Trust 2019-GC42 B,
3.363%,
09/10/2052 867,830
0.0
4,000,000  GS Mortgage Securities
Trust 2019-GSA1 A4,
3.048%,
11/10/2052 3,602,753
0.0
4,250,000
(1)(3)
GWT 2024-WLF2 A,
7.020%, (TSFR1M +
1.691%),
05/15/2041 4,254,931
0.1
5,000,000
(1)(3)
HILT COMMERCIAL
MORTGAGE TRUST
2024-ORL A, 6.870%,
(TSFR1M + 1.541%),
05/15/2037 4,995,886
0.1
6,000,000
(1)(3)
HLTN Commercial
Mortgage Trust 2024-
DPLO A, 6.970%,
(TSFR1M + 1.642%),
06/15/2041 5,981,145
0.1
6,000,000
(1)
HTL Commercial
Mortgage Trust
2024-T53 A, 6.071%,
05/10/2039 5,994,576
0.1
6,000,000
(1)(3)
ILPT Commercial
Mortgage Trust 2022-
LPF2 A, 7.574%,
(TSFR1M + 2.245%),
10/15/2039 5,973,023
0.1
4,734,000  JP Morgan Chase
Commercial Mortgage
Securities Trust
2016-JP2 B, 3.460%,
08/15/2049 4,172,936
0.1
1,206,000
(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust
2016-JP3 B, 3.397%,
08/15/2049 1,039,451
0.0
74,969,324
(3)(6)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP4 XA, 0.706%,
12/15/2049 770,943
0.0
650,000
(1)(3)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH E, 7.533%,
(TSFR1M + 1.954%),
06/15/2038 566,867
0.0
2,592,839
(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C23 C,
4.602%,
09/15/2047 2,512,018
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,998,000
(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C25 B,
4.347%,
11/15/2047 $ 4,573,659
0.1
1,054,788
(3)(6)
JPMBB Commercial
Mortgage Securities
Trust 2015-C28 XA,
1.048%,
10/15/2048 3,227
0.0
3,000,000
(3)
JPMBB Commercial
Mortgage Securities
Trust 2015-C29 AS,
3.917%,
05/15/2048 2,926,251
0.0
3,200,000
(3)
JPMBB Commercial
Mortgage Securities
Trust 2015-C29 B,
4.118%,
05/15/2048 3,049,782
0.0
5,000,000
(3)
JPMBB Commercial
Mortgage Securities
Trust 2015-C29 C,
4.326%,
05/15/2048 4,600,094
0.1
4,025,929  JPMBB Commercial
Mortgage Securities
Trust 2015-C31 A3,
3.801%,
08/15/2048 3,931,269
0.0
5,500,000
(1)(3)
JW Commercial
Mortgage Trust 2024-
MRCO A, 6.941%,
(TSFR1M + 1.621%),
06/15/2039 5,489,321
0.1
4,958,600
(1)(3)
KIND Trust 2021-KIND
A, 6.394%, (TSFR1M +
1.064%),
08/15/2038 4,881,461
0.1
5,000,000
(1)(3)
KSL Commercial
Mortgage Trust
2023-HT A, 7.619%,
(TSFR1M + 2.290%),
12/15/2036 5,023,079
0.1
1,396,889
(1)(3)
LAQ Mortgage Trust
2023-LAQ A, 7.420%,
(TSFR1M + 2.091%),
03/15/2036 1,398,780
0.0
6,000,000
(1)(3)
LBA Trust 2024-BOLT
A, 6.920%, (TSFR1M +
1.591%),
06/15/2026 5,982,679
0.1
589,782
(1)(3)
Life Mortgage Trust
2021-BMR F, 7.793%,
(TSFR1M + 2.464%),
03/15/2038 566,553
0.0
5,000,000
(1)(3)
Life Mortgage Trust
2022-BMR2 A1,
6.624%, (TSFR1M +
1.295%),
05/15/2039 4,917,239
0.1
34,358,038
(1)(3)(6)
LSTAR Commercial
Mortgage Trust 2017-5
X, 0.986%,
03/10/2050 555,571
0.0
3,453,048
(1)(3)
MCR Mortgage Trust
2024-HTL D, 9.234%,
(TSFR1M + 3.905%),
02/15/2037 3,472,775
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000
(1)
MCR Mortgage Trust
2024-TWA A, 5.924%,
06/12/2039 $ 4,995,779
0.1
5,200,000
(1)(3)
MED Commercial
Mortgage Trust 2024-
MOB A, 6.920%,
(TSFR1M + 1.592%),
05/15/2041 5,176,952
0.1
10,449,849
(1)(3)
Med Trust 2021-MDLN
D, 7.443%, (TSFR1M +
2.114%),
11/15/2038 10,455,389
0.1
2,089,970
(1)(3)
Med Trust 2021-MDLN
F, 9.443%, (TSFR1M +
4.114%),
11/15/2038 2,093,052
0.0
6,250,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C20 A4,
3.249%,
02/15/2048 6,170,107
0.1
500,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C27 B,
4.636%,
12/15/2047 480,325
0.0
5,000,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2016-C30 A5,
2.860%,
09/15/2049 4,690,069
0.1
4,000,000
(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2016-C30 B,
3.307%,
09/15/2049 3,557,755
0.0
54,706,602
(3)(6)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014 C19
2014-C19 XA, 1.019%,
12/15/2047 90,745
0.0
37,079,970
(3)(6)
Morgan Stanley Capital
I 2017-HR2 XA,
0.992%,
12/15/2050 892,800
0.0
31,095,666
(3)(6)
Morgan Stanley Capital
I Trust 2021-L6 XA,
1.317%,
06/15/2054 1,555,432
0.0
5,000,000
(1)(3)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 6.727%,
(TSFR1M + 1.397%),
03/15/2039 4,944,794
0.1
10,000,000
(1)(3)
ORL Trust 2023-GLKS
A, 7.679%, (TSFR1M +
2.350%),
10/19/2036 10,039,112
0.1
10,000,000
(1)(3)
PFP Ltd. 2023-10 A,
7.694%, (TSFR1M +
2.365%),
09/16/2038 10,062,906
0.1
16,840,000
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 14,647,207
0.2
14,290,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB60,
2.390%,
11/08/2049 12,478,379
0.2
19,500,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB64,
2.250%,
03/01/2050 16,898,178
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,260,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 $ 4,480,813
0.1
6,590,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 5,229,828
0.1
2,500,000
(1)(3)
SDR Commercial
Mortgage Trust 2024-
DSNY B, 7.070%,
(TSFR1M + 1.741%),
05/15/2039 2,492,328
0.0
4,525,000
(1)(3)
SHER Trust 2024-DAL
A, 6.970%, (TSFR1M +
1.641%),
04/15/2037 4,499,527
0.1
6,155,000
(1)(3)
SMRT 2022-MINI D,
7.279%, (TSFR1M +
1.950%),
01/15/2039 6,041,449
0.1
5,000,000
(1)
THPT Mortgage Trust
2023-THL A, 7.227%,
12/10/2034 5,075,928
0.1
771,577
(1)(3)
TTAN 2021-MHC D,
7.193%, (TSFR1M +
1.864%),
03/15/2038 763,053
0.0
5,000,000
(1)(3)
TX Trust 2024-HOU A,
6.910%, (TSFR1M +
1.591%),
06/15/2039 4,965,683
0.1
5,293,000  Wells Fargo
Commercial Mortgage
Trust 2015-C27 A5,
3.451%,
02/15/2048 5,199,111
0.1
1,330,000
(3)
Wells Fargo
Commercial Mortgage
Trust 2015-C27 B,
4.139%,
02/15/2048 1,269,857
0.0
5,000,000
(3)
Wells Fargo
Commercial Mortgage
Trust 2016-C35 C,
4.176%,
07/15/2048 4,669,557
0.1
4,901,000
(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C41 B,
4.188%,
11/15/2050 4,372,116
0.1
1,800,000  Wells Fargo
Commercial Mortgage
Trust 2017-RC1 C,
4.591%,
01/15/2060 1,632,722
0.0
5,000,000  Wells Fargo
Commercial Mortgage
Trust 2021-C59 C,
3.284%,
04/15/2054 3,684,325
0.0
7,097,000
(3)
WFRBS Commercial
Mortgage Trust 2014-
C21 B, 4.213%,
08/15/2047 6,764,036
0.1
54,777,213
(3)(6)
WFRBS Commercial
Mortgage Trust 2014-
C25 XA, 0.968%,
11/15/2047 43,575
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,000,000
(1)
WSTN Trust 2023-
MAUI A, 6.518%,
07/05/2037 $ 7,026,617
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $758,032,590)
757,340,874
9.0
U.S. TREASURY OBLIGATIONS : 8.8%
United States Treasury Bonds : 4.8%
58,000
1.250
%,
05/15/2050 28,758
0.0
2,699,000
1.375
%,
11/15/2040 1,704,060
0.0
268,000
1.625
%,
11/15/2050 146,777
0.0
9,469,100
2.875
%,
05/15/2052 6,941,664
0.1
14,333,300
3.250
%,
05/15/2042 11,923,234
0.1
85,482,000
4.250
%,
02/15/2054 81,414,927
1.0
306,227,800
(2)
4.625
%,
05/15/2044 305,701,471
3.6
407,860,891
4.8
United States Treasury Notes : 4.0%
132,000
0.625
%,
05/15/2030 106,729
0.0
8,184,600
1.250
%,
11/30/2026 7,560,045
0.1
25,131,200
1.250
%,
09/30/2028 22,087,969
0.3
3,309,100
1.500
%,
01/31/2027 3,062,921
0.0
17,183,400
1.500
%,
11/30/2028 15,209,323
0.2
50,000,000
2.750
%,
05/15/2025 48,967,893
0.6
4,089,400
2.750
%,
08/15/2032 3,639,646
0.0
10,000,000
4.250
%,
06/30/2029 9,958,984
0.1
15,285,000
4.250
%,
06/30/2031 15,284,260
0.2
69,878,700
4.375
%,
05/15/2034 69,905,996
0.8
598,800
(2)
4.500
%,
05/31/2029 602,964
0.0
20,919,000
4.500
%,
05/31/2031 21,262,202
0.2
39,920,000
4.625
%,
06/30/2026 39,849,049
0.5
56,745,000
4.625
%,
06/15/2027 56,911,245
0.7
21,791,000
4.875
%,
05/31/2026 21,836,965
0.3
336,246,191
4.0
Total U.S. Treasury
Obligations
(Cost $753,005,500)
744,107,082
8.8
SOVEREIGN BONDS : 0.7%
4,825,000  Brazilian Government
International Bond,
6.125
%,
03/15/2034 4,646,475
0.1
3,125,000  Brazilian Government
International Bond,
7.125
%,
05/13/2054 3,025,000
0.0
1,000,000  Colombia Government
International Bond,
3.125
%,
04/15/2031 791,500
0.0
350,000  Colombia Government
International Bond,
3.875
%,
04/25/2027 329,875
0.0
4,828,000  Colombia Government
International Bond,
8.000
%,
11/14/2035 4,975,254
0.1
5,250,000  Colombia Government
International Bond,
8.750
%,
11/14/2053 5,547,938
0.1
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
1,200,000
(2)
Panama Government
International Bond,
3.298
%,
01/19/2033 $ 937,500
0.0
3,600,000  Panama Government
International Bond,
6.875
%,
01/31/2036 3,533,625
0.0
2,760,000  Panama Government
International Bond,
7.500
%,
03/01/2031 2,895,412
0.0
3,610,000  Panama Government
International Bond,
8.000
%,
03/01/2038 3,816,673
0.1
8,700,000  Republic of South
Africa Government
International Bond,
4.850
%,
09/30/2029 7,982,250
0.1
2,800,000  Republic of South
Africa Government
International Bond,
5.875
%,
04/20/2032 2,604,000
0.0
4,644,000
(1)
Romanian Government
International Bond,
6.375
%,
01/30/2034 4,675,115
0.1
2,450,000
(1)
Saudi Government
International Bond,
3.450
%,
02/02/2061 1,607,812
0.0
4,000,000
(1)
Saudi Government
International Bond,
5.750
%,
01/16/2054 3,906,000
0.1
500,000
(9)
Ukraine Government
International Bond,
7.375
%,
09/25/2034 145,000
0.0
10,400,000
(9)
Ukraine Government
International Bond,
7.750
%,
09/01/2027 3,213,600
0.0
1,890,000
(9)
Ukraine Government
International Bond,
7.750
%,
09/01/2028 582,120
0.0
850,000
(9)
Ukraine Government
International Bond,
7.750
%,
09/01/2029 261,375
0.0
389,000
(9)
Ukraine Government
International Bond,
9.750
%,
11/01/2030 125,063
0.0
1,500,000
(9)
Ukraine Government
International Bond
regs,
7.750
%,
09/01/2025 478,875
0.0
Total Sovereign Bonds
(Cost $69,738,108)
56,080,462
0.7
PURCHASED OPTIONS
(10)
: 0.0%
Total Purchased
Options
(Cost $3,213,052)
1,968,689
0.0
Total Long-Term
Investments
(Cost $8,777,327,396)
8,379,516,137
99.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.7%
Repurchase Agreements : 3.8%
97,784,127
(11)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/28/2024, 5.430%,
due 07/01/2024
(Repurchase Amount
$97,827,768,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$99,739,810, due
08/08/24-04/20/74)
$ 97,784,127
1.2
58,502,448
(11)
Marex Capital Markets
Inc., Repurchase
Agreement dated
06/28/2024, 5.440%,
due 07/01/2024
(Repurchase Amount
$58,528,606,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.125%-
7.000%, Market Value
plus accrued interest
$59,672,512, due
01/15/25-11/01/53)
58,502,448
0.7
97,784,127
(11)
National Bank Financial,
Inc., Repurchase
Agreement dated
06/28/2024, 5.340%,
due 07/01/2024
(Repurchase Amount
$97,827,045,
collateralized by various
U.S. Government
Securities, 0.750%-
4.375%, Market Value
plus accrued interest
$99,740,141, due
07/01/24-09/09/49)
97,784,127
1.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
68,422,586
(11)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
06/28/2024, 5.450%,
due 07/01/2024
(Repurchase Amount
$68,453,236,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$69,657,597, due
10/15/25-02/15/53)
$ 68,422,586
0.8
Total Repurchase
Agreements
(Cost $322,493,288)
322,493,288
3.8
Time Deposits : 1.0%
10,120,000
(11)
BNP Paribas SA,
5.290
%,
07/01/2024 10,120,000
0.2
10,060,000
(11)
Canadian Imperial Bank
of Commerce,
5.310
%,
07/01/2024 10,060,000
0.1
60,000
(11)
Credit Agricole
Corporate and
Investment Bank,
5.300
%,
07/01/2024 60,000
0.0
9,420,000
(11)
DZ Bank AG,
5.300
%,
07/01/2024 9,420,000
0.1
9,740,000
(11)
HSBC Bank PLC,
5.380
%,
07/01/2024 9,740,000
0.1
8,540,000
(11)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
07/01/2024 8,540,000
0.1
9,710,000
(11)
Mizuho Bank Ltd.,
5.320
%,
07/01/2024 9,710,000
0.1
10,040,000
(11)
Royal Bank of Canada,
5.320
%,
07/01/2024 10,040,000
0.1
9,810,000
(11)
Skandinaviska Enskilda
Banken AB,
5.310
%,
07/01/2024 9,810,000
0.1
9,160,000
(11)
Svenska
Handelsbanken AB,
5.310
%,
07/01/2024 9,160,000
0.1
Total Time Deposits
(Cost $86,660,000)
86,660,000
1.0
Commercial Paper : 0.9%
23,000,000
AT&T, Inc.,
6.210
%,
07/16/2024 22,937,693
0.3
1,234,000  Autozone, Inc.,
16.540
%,
07/01/2024 1,233,443
0.0
12,100,000  Duke Energy Co.,
16.550
%,
07/01/2024 12,094,531
0.2
5,000,000  HSBC USA, Inc.,
5.800
%,
10/04/2024 4,925,090
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
1,200,000  HSBC USA, Inc.,
5.810
%,
09/20/2024 $ 1,184,580
0.0
3,000,000
Intel Corp.,
16.550
%,
07/01/2024 2,998,644
0.0
14,000,000
Kellanova,
7.040
%,
07/08/2024 13,978,482
0.2
7,000,000  Parker-Hannifin Corp.,
5.820
%,
09/30/2024 6,899,155
0.1
Total Commercial Paper
(Cost $66,283,320)
66,251,618
0.9
Total Short-Term
Investments
(Cost $475,436,608)
475,404,906
5.7
Total Investments in
Securities
(Cost $9,252,764,004) $ 8,854,921,043 105.2
Liabilities in Excess of
Other Assets
(439,305,925) (5.2)
Net Assets $ 8,415,615,118 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2024.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
Represents or includes a TBA transaction.
(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)
Defaulted security.
(10)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Currency Abbreviations:
EUR EU Euro
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 2,626,805,451 $ — $ 2,626,805,451
U.S. Government Agency Obligations — 1,703,945,546 — 1,703,945,546
Collateralized Mortgage Obligations — 1,335,459,674 — 1,335,459,674
Asset-Backed Securities — 1,153,808,359 — 1,153,808,359
Commercial Mortgage-Backed Securities — 757,340,874 — 757,340,874
U.S. Treasury Obligations — 744,107,082 — 744,107,082
Sovereign Bonds — 56,080,462 — 56,080,462
Purchased Options 162,892 1,805,797 — 1,968,689
Short-Term Investments — 475,404,906 — 475,404,906
Total Investments, at fair value $ 162,892 $ 8,854,758,151 $ — $ 8,854,921,043
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 611,830 — 611,830
Forward Foreign Currency Contracts — 1,959 — 1,959
Forward Premium Swaptions — 3,956,699 — 3,956,699
Futures 2,595,110 — — 2,595,110
Total Assets $ 2,758,002 $ 8,859,328,639 $ — $ 8,862,086,641
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (1,326,303) $ — $ (1,326,303)
Forward Foreign Currency Contracts — (8,582) — (8,582)
Forward Premium Swaptions — (293,985) — (293,985)
Futures (1,339,643) — — (1,339,643)
OTC volatility swaps — (755,693) — (755,693)
Written Options (359,719) (3,231,291) — (3,591,010)
Total Liabilities $ (1,699,362) $ (5,615,854) $ — $ (7,315,216)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2024, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 657,314 EUR 611,015 Morgan Stanley Capital Services LLC 08/02/24 $ 1,959
EUR 611,015 USD 663,635 Morgan Stanley Capital Services LLC 08/02/24 (8,280)
EUR 144,953 USD 155,774 UBS AG 08/02/24 (302)
$ (6,623)
At June 30, 2024, the following futures contracts were outstanding for Voya Intermediate Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 3,324 09/30/24 $ 678,823,125 $ 93,089
U.S. Treasury 5-Year Note 439 09/30/24 46,787,797 34,657
U.S. Treasury 10-Year Note 2,096 09/19/24 230,527,250 (1,339,643)
U.S. Treasury Long Bond 1,422 09/19/24 168,240,375 1,922,770
U.S. Treasury Ultra Long Bond 2,961 09/19/24 371,142,844 508,906
$ 1,495,521,391 $ 1,219,779

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short Contracts:
U.S. Treasury Ultra 10-Year Note (50) 09/19/24 $ (5,676,563) $ 35,688
$ (5,676,563) $ 35,688
At June 30, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 28-day MXN TIIE-BANXICO Monthly 9.990 % Monthly 06/25/27 MXN 356,110,000 $ 46,481 $ 46,481
Pay 28-day MXN TIIE-BANXICO Monthly 9.000 Monthly 08/14/28 MXN 489,980,000 (596,181) (596,181)
Pay 28-day MXN TIIE-BANXICO Monthly 8.860 Monthly 08/09/28 MXN 493,596,000 (730,122) (730,122)
Receive 1-day Secured Overnight Financing Rate Annual 4.526 Annual 06/18/26 USD 445,999,600 565,349 565,349
$ (714,473) $ (714,473)
At June 30, 2024, the following OTC volatility swaps were outstanding for Voya Intermediate Bond Fund:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Receive
USD vs. CAD Spot Exchange
Rate 5.187% BNP Paribas 09/13/24 USD 179,000 $ (78,330) $ (78,330)
Receive
USD vs. CAD Spot Exchange
Rate 5.555% BNP Paribas 10/10/24 USD 236,000 (168,425) (168,425)
Receive
GBP vs. USD Spot Exchange
Rate 6.625% BNP Paribas 09/17/24 USD 88,000 (44,360) (44,360)
Receive
USD vs. CAD Spot Exchange
Rate 5.200% Deutsche Bank AG 09/13/24 USD 179,000 (80,630) (80,630)
Receive
GBP vs. USD Spot Exchange
Rate 6.600% Deutsche Bank AG 09/17/24 USD 88,000 (42,187) (42,187)
Receive
USD vs. CAD Spot Exchange
Rate 5.250% Goldman Sachs International 09/19/24 USD 179,000 (76,943) (76,943)
Receive
GBP vs. USD Spot Exchange
Rate 6.525% Goldman Sachs International 09/17/24 USD 88,000 (35,665) (35,665)
Receive
GBP vs. USD Spot Exchange
Rate 6.675% Goldman Sachs International 09/19/24 USD 357,000 (180,738) (180,738)
Receive
USD vs. CAD Spot Exchange
Rate 5.200% UBS AG 10/03/24 USD 178,000 (48,415) (48,415)
$ (755,693) $ (755,693)
(1)
Payments made at maturity date.
At June 30, 2024, the following purchased exchange-traded options were outstanding for Voya Intermediate Bond Fund:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts Notional Amount Cost Fair Value
3-Month Euribor
Put 12/16/24 96.38 EUR 1,014 EUR 245,096,475 $ 138,655 $ 81,446
3-Month Euribor
Call 12/16/24 97.38 EUR 1,014 EUR 245,096,475 275,970 81,446
$ 414,625 $ 162,892
At June 30, 2024, the following exchange-traded written options were outstanding for Voya Intermediate Bond Fund:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
3-Month Euribor
Put 12/16/24 96.63 EUR 1,014 EUR 245,096,475 $ 273,290 $ (305,422)
3-Month Euribor
Call 12/16/24 97.63 EUR 1,014 EUR 245,096,475 163,437 (54,297)
$ 436,727 $ (359,719)
At June 30, 2024, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 USD 19,009,400 $ 942,866 $ 2,534
$ 942,866 $ 2,534

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
At June 30, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 10-Year Interest
Rate Swap
(1)
Mizuho Capital
Markets LLC Receive 3.630%
1-day Secured Overnight
Financing Rate 08/26/24 USD 93,895,000 $ 548,347 $ 482,349
Put on 10-Year Interest
Rate Swap
(2)
Mizuho Capital
Markets LLC Pay 4.130%
1-day Secured Overnight
Financing Rate 08/26/24 USD 93,895,000 563,370 547,121
Put on 2-Year Interest
Rate Swap
(2)
Goldman Sachs
International Pay 3.100% 6-month EUR-EURIBOR 12/20/24 EUR 234,738,000 743,844 773,793
$ 1,855,561 $ 1,803,263
At June 30, 2024, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Mizuho Capital
Markets LLC Pay 3.880%
1-day Secured Overnight
Financing Rate 08/26/24 USD 93,895,000 $ 1,267,583 $ (1,165,914)
Put on 10-Year Interest
Rate Swap
(1)
Mizuho Capital
Markets LLC Receive 3.880%
1-day Secured Overnight
Financing Rate 08/26/24 USD 93,895,000 1,267,583 (1,285,469)
Put on 2-Year Interest
Rate Swap
(1)
Goldman Sachs
International Receive 3.280% 6-month EUR-EURIBOR 12/20/24 EUR 234,738,000 462,389 (482,495)
Put on 2-Year Interest
Rate Swap
(1)
Goldman Sachs
International Receive 3.453% 6-month EUR-EURIBOR 12/20/24 EUR 234,738,000 281,454 (297,413)
$ 3,279,009 $ (3,231,291)
At June 30, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 39,935,000 $ (6,988,625) $ 1,015,452
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 66,490,400 (11,768,801) 1,607,899
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 61,700,000 (11,106,000) 1,333,348
$ (29,863,426) $ 3,956,699
At June 30, 2024, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Fund:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Put on 5-Year Interest
Rate Swap UBS AG 3.000% Receive 6-month EUR-EURIBOR 04/09/29 EUR 71,151,000 $ 1,943,080 $ (293,985)
$ 1,943,080 $ (293,985)
(1)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
EUR
—
EU Euro
MXN
—
Mexican Peso
USD
—
United States Dollar

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Voya Intermediate Bond Fund
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 82,114,347
Gross Unrealized Depreciation (479,957,308)
Net Unrealized Depreciation $ (397,842,961)